UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

All-Cap Energy & Resources Portfolio (formerly All-Cap Global Resources Portfolio)	Municipal Money Market Portfolio
New Jersey Municipal Money Market Portfolio
Asset Allocation Portfolio	North Carolina Municipal Money Market Portfolio
Aurora Portfolio	Ohio Municipal Money Market Portfolio
Capital Appreciation Portfolio	Pennsylvania Municipal Money Market Portfolio
Energy & Resources Portfolio	Science & Technology Opportunities Portfolio
(formerly Global Resources Portfolio)	Small Cap Core Equity Portfolio
Global Opportunities Portfolio	Small Cap Growth Equity Portfolio
Health Sciences Opportunities Portfolio	Small Cap Value Equity Portfolio
International Opportunities Portfolio	Small/Mid-Cap Growth Portfolio
Mid-Cap Growth Equity Portfolio	U.S. Opportunities Portfolio
Mid-Cap Value Equity Portfolio	U.S. Treasury Money Market Portfolio
Money Market Portfolio	Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1	– Schedule of Investments

Schedule of Investments December 31, 2008 (Unaudited)	Energy & Resources Portfolio (formerly Global Resources Portfolio)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 0.3%
Westport Innovations, Inc.(a)	221,086	$1,119,308
Westport Innovations, Inc. (acquired 01/20/05, cost $258,513)(a)(b)	53,057	268,616

		1,387,924

Capital Markets — 0.1%
Treasure Island Royalty Trust(a)	366,922	183,461

Commercial Services & Supplies — 0.2%
Alexco Resource Corp.(a)	615,583	1,103,149
Republic Resources, Inc.	28,750	37

		1,103,186

Diversified Financial Services — 0.0%
Quest Capital Corp.	61,000	42,495

Electrical Equipment — 0.1%
ITM Power Plc(a)	525,200	110,883
Ocean Power Technologies, Inc.(a)	63,900	427,491

		538,374

Energy Equipment & Services — 7.8%
BJ Services Co.	1,012,400	11,814,708
Complete Production Services, Inc.(a)	34,400	280,360
ENSCO International, Inc.	94,100	2,671,499
Halliburton Co.	190,726	3,467,398
Hercules Offshore, Inc.(a)(c)	68,900	327,275
HSE Integrated Ltd.(a)	28,238	6,176
Key Energy Services, Inc.(a)	676,000	2,981,160
Leader Energy Services Ltd.(a)	454,104	14,714
National Oilwell Varco, Inc.(a)	43,270	1,057,519
Technicoil Corp.(a)	547,800	168,622
Technicoil Corp. (acquired 01/20/05, cost $548,935)(a)(b)	753,100	231,817
Transocean Ltd.(a)	151,500	7,158,375
Weatherford International Ltd.(a)	754,396	8,162,565

		38,342,188

Gas Utilities — 1.8%
Equitable Resources, Inc.	256,500	8,605,575

Independent Power Producers & Energy Traders — 0.0%
Dynegy, Inc. - Class A	1,560	3,120

Machinery — 0.0%
Railpower Technologies Corp.(a)	360,600	42,355

Metals & Mining — 4.8%
Archipelago Resources Plc(a)	2,247,400	105,014
Baja Mining Corp.(a)	3,654,800	651,321
Corriente Resources, Inc. - Class A	982,800	3,096,875
Crosshair Exploration & Mining Corp.(a)	352,800	54,299
Crosshair Exploration & Mining Corp. (acquired 04/04/08, cost $248,613, unrestricted issue on 04/01/08 was valued at $0.86 per share)(a)(b)	206,800	31,828
Eldorado Gold Corp.(a)	368,965	2,884,174
Eldorado Gold Corp., Exchange Receipts (acquired 7/14/08, cost $0, unrestricted issue on 7/14/08 was valued at $8.72 per share)(a)(b)	3,024,300	—
Epsilon Energy, Inc. (acquired 10/24/07, cost $1,357,489, unrestricted issue on 10/24/07 was valued at CAD 4.05 per share)(a)(b)(d)	332,500	215,472
Erdene Gold, Inc. (acquired 4/12/07, cost $959,233)(b)(e)	1,100,000	169,299
European Goldfields Ltd.(a)	561,400	1,473,419
Gold Reserve, Inc.(a)	123,948	116,511
Goldcorp, Inc.	4,600	143,049
Golden Star Resources Ltd.	789,408	792,925
Kinross Gold Corp.	111,175	2,047,843
Linear Gold Corp.	1,000,000	615,634
MAG Silver Corp.	964,000	4,271,430
Minefinders Corp. Ltd.(a)(c)	250,000	1,287,500
Nevsun Resources Ltd.	1,054,800	811,713
Nevsun Resources Ltd. (acquired 01/20/05, cost $2,603,750)(a)(b)	500,000	384,771
Northern Star Mining Corp.	1,133,500	532,548
Polymet Mining Corp.	2,250,000	1,549,210
Q2 Gold Resources, Inc. (acquired 6/18/07, cost $0)(b)(e)	327,600	—
Romarco Minerals, Inc.	223,000	30,709
Rusoro Mining Ltd.	11,764	6,194
Selkirk Metals Corp.	2,000,000	81,004
Sunridge Gold Corp.(a)	3,325,559	309,793
Virginia Mines, Inc.	216,350	701,013
West Timmins Mining, Inc.(a)	2,660,128	1,249,797
X-Cal Resources Ltd.	1,755,500	71,102

		23,684,447

Oil, Gas & Consumable Fuels — 82.9%
Alberta Clipper Energy, Inc.(a)	95,415	34,781
American Oil & Gas, Inc.(a)	224,088	179,270
Approach Resources, Inc.(a)	93,700	684,947
Arch Coal, Inc.	1,324,400	21,574,476
Argosy Energy, Inc.(a)	3,422	4,435
ATP Oil & Gas Corp.(a)(c)	168,800	987,480
Aventine Renewable Energy Holdings, Inc.(a)	436,000	283,400
Bayou Bend Petroleum Ltd.(a)	2,237,500	326,245
Baytex Energy Trust	421,948	5,007,321
Bow Valley Energy Ltd.	634,600	221,043
Bronco Energy Ltd.(a)	656,100	674,967
Canadian Superior Energy, Inc.(a)	3,029,100	2,938,227
CanArgo Energy Corp.(a)	4,657,900	279,474
Canext Energy Ltd.(a)	207,829	48,822

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of certain securities have been abbreviated according to the list on the right.	ADR	American Depository Receipts	JPY	Japanese Yen
	AUD	Australian Dollar	LLC	Limited Liability Company
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Francs	SDR	Swedish Depository Receipts
	CZK	Czechoslovakian Krone	SEK	Swedish Krona
	DKK	Danish Krone	SGD	Singapore Dollar
	EUR	Euro	USD	United States Dollar
	GBP	British Pound	ZAR	South African Rand
	HKD	Hong Kong Dollar

DECEMBER 31, 2008	1

Schedule of Investments (continued)	Energy & Resources Portfolio (formerly Global Resources Portfolio)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (continued)
Cinch Energy Corp. (acquired 7/12/05, cost $1,418,282)(a)(b)	901,980	$401,854
Clayton Williams Energy, Inc.(a)	319,421	14,514,490
Compton Petroleum Corp. (acquired 01/20/05, cost $727,951)(a)(b)	104,300	78,574
Comstock Resources, Inc.(a)	163,300	7,715,925
CONSOL Energy, Inc.	997,600	28,511,408
Continental Resources, Inc.(a)(c)	135,000	2,795,850
Crescent Point Energy Trust	102,000	1,990,425
Crew Energy, Inc.(a)	535,837	2,300,475
Crew Energy, Inc. (acquired 01/20/05, cost $737,366)(a)(b)	191,300	821,296
Daylight Resources Trust	346,361	2,191,235
Delphi Energy Corp.(a)	831,300	666,656
Delta Petroleum Corp.(a)(c)	1,731,197	8,240,498
Denbury Resources, Inc.	595,200	6,499,584
Ember Resources, Inc.(a)	109,690	55,978
Energy XXI Bermuda Ltd.	553,900	437,581
Evergreen Energy, Inc.(a)	393,400	114,086
EXCO Resources, Inc.(a)	1,068,800	9,683,328
Fairborne Energy Ltd.(a)	259,558	1,229,983
Forest Oil Corp.	100,000	1,649,000
Foundation Coal Holdings, Inc.	230,300	3,228,806
Galleon Energy, Inc. - Class A(a)	1,605,432	6,632,404
Galleon Energy, Inc. - Class A (acquired 2/10/05, cost $841,377)(a)(b)	145,050	599,235
Gasco Energy, Inc.(a)(c)	927,600	361,764
Gastar Exploration Ltd.(a)	1,055,300	348,249
GMX Resources, Inc.(a)(c)	270,289	6,843,717
Goodrich Petroleum Corp.(a)(c)	709,700	21,255,515
Gulfsands Petroleum Plc(a)	422,500	784,642
Heritage Oil Ltd.(a)	2,523,000	7,730,464
Highpine Oil & Gas Ltd.(a)	323,650	1,376,397
Iteration Energy Ltd.(a)	226,744	251,632
James River Coal Co.(a)	131,100	2,009,763
Longview Energy Co. (acquired 1/20/05, cost $1,281,000)(a)(b)(e)	85,400	1,959,930
Lynden Energy Corp.(a)	200,400	40,583
Marathon Oil Corp.	6,447	176,390
Massey Energy Co.	1,694,840	23,371,844
Masters Energy, Inc.	27,741	29,213
Matador Resources Co. (acquired 1/20/05 through 4/19/06, cost $2,957,155)(a)(b)(e)	171,131	6,181,252
MGM Energy Corp.	15,084	2,322
Midnight Oil Exploration Ltd.(a)	550,300	334,326
Midnight Oil Exploration Ltd. (acquired 12/12/05, cost $1,971,489)(a)(b)	577,400	350,790
Newfield Exploration Co.(a)	959,310	18,946,372
Niko Resources Ltd. (acquired 1/20/05, cost $689,948)(b)	39,000	1,342,333
Open Range Energy Corp.(a)	48,061	43,214
Pacific Rodera Energy, Inc.(a)	990,200	184,484
Pacific Rubiales Energy Corp.(a)	678,950	1,204,456
Pan Orient Energy Corp.(a)	198,600	542,148
Parallel Petroleum Corp.(a)	107,032	215,134
Paramount Resources Ltd. - Class A	377,100	2,098,564
Patriot Coal Corp.(a)	377,346	2,358,412
Peabody Energy Corp.	895,436	20,371,169
Pengrowth Energy Trust	25,486	193,029
Penn Virginia Corp.	896,200	23,283,276
Penn West Energy Trust	153,333	1,685,483
Petro Andina Resources, Inc. (acquired 5/23/07, cost $405,719)(a)(b)	49,500	233,366
PetroHawk Energy Corp.(a)	1,756,500	27,454,095
Petrolifera Petroleum Ltd.(a)	392,415	333,767
Pioneer Natural Resources Co.	209,200	3,384,856
Plains Exploration & Production Co.(a)	1,055,525	24,530,401
Profound Energy, Inc.(a)	89,600	42,096
ProspEx Resources Ltd.(a)	1,504,120	731,043
Quest Resource Corp.(a)	112,000	49,280
Range Resources Corp.	200,000	6,878,000
Rex Energy Corp.(a)	333,300	979,902
Ship Finance International Ltd.	27	298
Southwestern Energy Co.(a)	1,248,600	36,171,942
Stone Energy Corp.(a)	27,274	300,559
Tag Oil Ltd.	198,000	5,614
Tanganyika Oil Co. Ltd. - SDR(a)	232,700	5,855,791
Trafalgar Energy Ltd.(a)	21,717	9,148
TransCanada Corp.	40,700	1,093,576
Triex Minerals Corp.(a)	156,050	46,771
Triex Minerals Corp.(a)	312,100	93,541
Trilogy Energy Trust	152,791	715,376
TriStar Oil & Gas Ltd.(a)	772,437	7,139,333
TriStar Oil & Gas Ltd. (acquired 01/20/05, cost $107,665)(a)(b)	34,400	317,946
True Energy Trust	188,332	183,069
Tullow Oil Plc	544,198	5,210,265
TUSK Energy Corp.(a)	1,566,341	1,167,302
TUSK Energy Corp. (acquired 3/15/04 through 6/07/06, cost $2,546,071)(a)(b)	681,846	508,140
TXCO Resources, Inc.(a)(c)	179,600	267,604
Uranium One, Inc.(a)	500,365	725,519
Venture Production Plc	289,729	1,788,974
Verasun Energy Corp.(a)(c)	383,900	21,114
Vero Energy, Inc.(a)	55,374	244,013
Vero Energy, Inc. (acquired 11/28/05, cost $68,976)(a)(b)	36,268	159,820
Warren Resources, Inc.(a)	222,282	442,341
West Energy Ltd.(a)	1,199,235	1,806,867
WesternZagros Resources Ltd.(a)	76,800	37,327

		408,409,482

Total Common Stocks — 98.0%		482,342,607

Warrants
Metals & Mining — 0.0%
Crosshair Exploration & Mining Corp. (issued 4/04/08, 1 share for 1 warrant, expiring 10/04/09, strike price 1.80 CAD) (acquired 4/04/08, cost $2,004)(b)(e)	206,800	1,843

Total Long-Term Investments (Cost — $711,745,334) — 98.0%		482,344,450

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(f)(g)(h)	37,914,650	37,914,650
TCW Money Market Fund, 1.38%(h)	10,956,594	10,956,594

Total Short-Term Securities (Cost — $48,871,244) — 9.9%		48,871,244

2	DECEMBER 31, 2008

Schedule of Investments (concluded)	Energy & Resources Portfolio (formerly Global Resources Portfolio)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $760,616,578*) — 107.9%	$531,215,694
Liabilities in Excess of Other Assets — (7.9)%	(38,692,244)

Net Assets — 100.0%	$492,523,450

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$770,950,721

Gross unrealized appreciation	$97,640,020
Gross unrealized depreciation	(337,375,047)

Net unrealized depreciation	$(239,735,027)

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Portfolio held 2.9% of its net assets, with a current market value of $14,258,180 and an original cost of $19,731,537 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(26,551,550	)**	$121,924

**	Represents net sales cost.

(g)	Security purchased with the cash proceeds from securities loans.

(h)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation
USD	5,797,789	SEK	46,472,000	01/05/09	$(78,829)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments ***
	Assets	Liabilities
Level 1	$509,407,371	$—
Level 2	15,625,228	(78,829)
Level 3	6,183,095	—

Total	$531,215,694	$(78,829)

***	Other financial instruments are foreign currency exchange contracts.

The following table is a reconciliation of Level 3 investments for the period ended December 31, 2008:

Investments in Securities
Assets
Balance, as of October 1, 2008	$7,282,906
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,099,811)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance as of December 31, 2008	$6,183,095

DECEMBER 31, 2008	3

Schedule of Investments December 31, 2008 (Unaudited)	All-Cap Energy & Resources Portfolio (formerly All-Cap Global Resources Portfolio)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals — 2.5%
Potash Corp. of Saskatchewan, Inc.	169,500	$12,410,790

Energy Equipment & Services — 20.2%
Cameron International Corp.	233,030	4,777,115
Core Laboratories NV	162,950	9,754,187
ENSCO International, Inc.	136,638	3,879,153
FMC Technologies, Inc.(a)	428,290	10,206,151
Halliburton Co.	283,500	5,154,030
Helmerich & Payne, Inc.	365,830	8,322,632
Noble Corp.	232,410	5,133,937
Oceaneering International, Inc.	150,310	4,380,033
Petrofac Ltd.	1,132,940	5,671,187
Pride International, Inc.	252,380	4,033,032
Schlumberger Ltd.	217,180	9,193,229
Smith International, Inc.	179,840	4,116,538
Transocean Ltd.(a)	204,840	9,678,690
Unit Corp.	305,740	8,169,373
Weatherford International Ltd.(a)	760,470	8,228,285

		100,697,572

Gas Utilities — 4.5%
Equitable Resources, Inc.	384,610	12,903,665
Questar Corp.	297,730	9,732,794

		22,636,459

Metals & Mining — 10.1%
Agnico-Eagle Mines Ltd.	111,290	5,712,516
BHP Billiton Ltd. - ADR	262,110	11,244,519
Eldorado Gold Corp.(a)	624,520	4,881,829
Goldcorp, Inc.	265,852	8,382,314
Silver Standard Resources, Inc.(b)	749,010	11,939,219
Silver Wheaton Corp.	882,524	5,727,581
Teck Cominco Ltd.	479,690	2,339,193

		50,227,171

Oil, Gas & Consumable Fuels — 59.5%
Apache Corp.	190,030	14,162,936
Arch Coal, Inc.	365,000	5,945,850
BG Group PLC - ADR	165,510	11,776,036
Bill Barrett Corp.	595,021	12,572,794
Cameco Corp.	84,070	1,450,207
Canadian Natural Resources Ltd.	189,740	7,585,805
CONSOL Energy, Inc.	594,930	17,003,099
Crescent Point Energy Trust	603,870	11,783,903
Denbury Resources, Inc.	734,590	8,021,723
Devon Energy Corp.	208,020	13,668,994
EnCana Corp.	256,460	11,920,261
EOG Resources, Inc.	269,170	17,921,339
Forest Oil Corp.	349,790	5,768,037
Galleon Energy, Inc. - Class A(a)	768,194	3,173,584
Gasco Energy, Inc.(a)(b)	1,668,900	650,871
Heritage Oil Ltd.(a)	524,050	1,605,688
Hess Corp.	227,070	12,180,035
Hugoton Royalty Trust	1	16
Massey Energy Co.	683,639	9,427,382
Murphy Oil Corp.	150,990	6,696,406
Nexen, Inc.	334,954	5,819,978
Noble Energy, Inc.	190,200	9,361,644
Occidental Petroleum Corp.	243,250	14,592,567
OGX Petroleo e Gas Participacoes SA	12,000	2,706,741
Patriot Coal Corp.(a)	70,216	438,850
Peabody Energy Corp.	448,090	10,194,048
PetroChina Co. Ltd. - ADR	35,590	3,166,798
Petroleo Brasileiro SA - ADR	389,640	9,542,284
Plains Exploration & Production Co.(a)	310,410	7,213,928
Range Resources Corp.	410,200	14,106,778
Rex Energy Corp.(a)	339,800	999,012
Southwestern Energy Co.(a)	442,600	12,822,122
StatoilHydro ASA	398,122	6,658,508
StatoilHydro ASA - ADR	167,940	2,797,880
Suncor Energy, Inc.	132,880	2,591,160
TriStar Oil & Gas Ltd.(a)	253,114	2,339,434
TriStar Oil & Gas Ltd. (acquired 12/22/05, cost $131,838)(a)(c)	6,000	55,456
Whiting Petroleum Corp.	176,230	5,896,656
XTO Energy, Inc.	339,971	11,990,777

		296,609,587

Total Long-Term Investments (Cost — $676,936,721) — 96.8%		482,581,579

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(d)(e)(f)	12,051,200	12,051,200
TCW Money Market Fund, 1.38%(f)	17,534,394	17,534,394

Total Short-Term Securities (Cost — $29,585,594) — 5.9%		29,585,594

Total Investments (Cost — $706,522,315*) — 102.7%		512,167,173
Liabilities in Excess of Other Assets — (2.7)%		(13,305,946)

Net Assets — 100.0%		$498,861,227

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$701,041,504

Gross unrealized appreciation	$37,528,017
Gross unrealized depreciation	(226,402,348)

Net unrealized depreciation	$(188,874,331)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date the Portfolio held less than 0.0% of its net assets, with a current market value of $55,456 and an original cost of $131,838 in these securities.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(29,746,800	)**	$52,847

**	Represents net sales cost.

(e)	Security purchased with the cash proceeds from securities loans.

(f)	Represents current yield as of report date.

4	DECEMBER 31, 2008

Schedule of Investments (concluded)	All-Cap Energy & Resources Portfolio (formerly All-Cap Global Resources Portfolio)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$498,231,791
Level 2	13,935,382
Level 3	—

Total	$512,167,173

DECEMBER 31, 2008	5

Schedule of Investments December 31, 2008 (Unaudited)	Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Honeywell International, Inc.	104,218	$3,421,477
Northrop Grumman Corp.	50,800	2,288,032

		5,709,509

Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	79,528	2,645,897
United Parcel Service, Inc. - Class B	19,600	1,081,136

		3,727,033

Airlines — 1.1%
Delta Air Lines, Inc.(a)	203,800	2,335,548

Beverages — 3.8%
The Coca-Cola Co.	126,354	5,720,046
PepsiCo, Inc.	43,524	2,383,809

		8,103,855

Biotechnology — 5.5%
Celgene Corp.(a)	74,900	4,140,472
Genzyme Corp.(a)	52,477	3,482,899
Gilead Sciences, Inc.(a)	80,200	4,101,428

		11,724,799

Capital Markets — 0.4%
Janus Capital Group, Inc.	107,983	867,104

Chemicals — 0.8%
Ecolab, Inc.	49,400	1,736,410

Commercial Banks — 1.0%
Wells Fargo & Co.	72,900	2,149,092

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	69,000	2,286,660

Communications Equipment — 7.2%
Cisco Systems, Inc.(a)	457,521	7,457,592
QUALCOMM, Inc.	222,323	7,965,833

		15,423,425

Computers & Peripherals — 3.8%
Apple, Inc.(a)	50,418	4,303,176
Hewlett-Packard Co.	107,000	3,883,030

		8,186,206

Construction & Engineering — 0.9%
Fluor Corp.	42,700	1,915,949

Diversified Consumer Services — 2.0%
Apollo Group, Inc. - Class A(a)	56,600	4,336,692

Diversified Financial Services — 1.4%
CME Group, Inc.	4,220	878,224
JPMorgan Chase & Co.	63,900	2,014,767

		2,892,991

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	44,448	1,266,768

Electric Utilities — 1.5%
Exelon Corp.	58,051	3,228,216

Energy Equipment & Services — 1.7%
Schlumberger Ltd.	68,817	2,913,024
Transocean Ltd.(a)	15,405	727,886

		3,640,910

Food & Staples Retailing — 7.3%
CVS Caremark Corp.	83,200	2,391,168
The Kroger Co.	55,400	1,463,114
Safeway, Inc.	70,600	1,678,162
Wal-Mart Stores, Inc.	181,486	10,174,105

		15,706,549

Health Care Equipment & Supplies — 2.1%
C.R. Bard, Inc.	17,700	1,491,402
Medtronic, Inc.	98,400	3,091,728

		4,583,130

Health Care Providers & Services — 3.9%
Henry Schein, Inc.(a)	44,900	1,647,381
Medco Health Solutions, Inc.(a)	88,222	3,697,384
UnitedHealth Group, Inc.	113,800	3,027,080

		8,371,845

Hotels, Restaurants & Leisure — 2.7%
Burger King Holdings, Inc.	102,700	2,452,476
McDonald’s Corp.	53,600	3,333,384

		5,785,860

Household Durables — 0.5%
D.R. Horton, Inc.	137,200	970,004

Household Products — 1.2%
Clorox Co.	27,600	1,533,456
Procter & Gamble Co.	17,086	1,056,257

		2,589,713

Insurance — 1.2%
The Travelers Cos., Inc.	55,600	2,513,120

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(a)	47,340	2,427,595

Internet Software & Services — 2.6%
Google, Inc. - Class A(a)	18,154	5,585,078

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.(a)	67,800	2,309,946

Machinery — 3.8%
Cummins, Inc.	80,000	2,138,400
Danaher Corp.	106,822	6,047,193

		8,185,593

Metals & Mining — 2.3%
Agnico-Eagle Mines Ltd.	69,800	3,582,834
Freeport-McMoRan Copper & Gold, Inc.	52,237	1,276,672

		4,859,506

Multiline Retail — 1.9%
Kohl’s Corp.(a)	115,068	4,165,462

Oil, Gas & Consumable Fuels — 4.9%
EOG Resources, Inc.	67,120	4,468,850
Exxon Mobil Corp.	48,100	3,839,823
Massey Energy Co.	87,386	1,205,053
Valero Energy Corp.	47,400	1,025,736

		10,539,462

Pharmaceuticals — 6.9%
Abbott Laboratories	114,400	6,105,528
Bristol-Myers Squibb Co.	145,000	3,371,250
Johnson & Johnson	61,600	3,685,528

6	DECEMBER 31, 2008

Schedule of Investments (concluded)	Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals (concluded)
Teva Pharmaceutical Industries Ltd. - ADR	36,400	$1,549,548

		14,711,854

Semiconductors & Semiconductor Equipment — 2.9%
Broadcom Corp. - Class A(a)	137,627	2,335,530
Lam Research Corp.(a)	53,617	1,140,970
PMC-Sierra, Inc.(a)	583,757	2,837,059

		6,313,559

Software — 8.3%
Activision Blizzard, Inc.(a)	328,100	2,834,784
Adobe Systems, Inc.(a)	91,020	1,937,816
Check Point Software Technologies(a)	145,600	2,764,944
Microsoft Corp.	288,942	5,617,032
Oracle Corp.(a)	149,710	2,654,358
Salesforce.com, Inc.(a)	63,079	2,019,159

		17,828,093

Specialty Retail — 1.6%
The Home Depot, Inc.	41,900	964,538
Ross Stores, Inc.	85,270	2,535,077

		3,499,615

Tobacco — 2.8%
Philip Morris International, Inc.	139,140	6,053,981

Wireless Telecommunication Services — 2.1%
American Tower Corp. - Class A(a)	156,838	4,598,490

Total Long-Term Investments (Cost — $242,769,506) — 98.4%		211,129,622

Short-Term Securities
TCW Money Market Fund, 1.38%(b) (Cost — $3,647,514) — 1.7%	3,647,514	3,647,514

Total Investments (Cost — $246,417,020*) — 100.1%		214,777,136
Liabilities in Excess of Other Assets — (0.1)%		(188,534)

Net Assets — 100.0%		$214,588,602

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$247,959,107

Gross unrealized appreciation	$10,565,089
Gross unrealized depreciation	(43,747,060)

Net unrealized depreciation	$(33,181,971)

(a)	Non-income producing security.

(b)	Represents current yield as of report date.

•	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(9,760,350	)**	$1,008

**	Represents net sales cost

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$214,777,136
Level 2	—
Level 3	—

Total	$214,777,136

DECEMBER 31, 2008	7

Schedule of Investments December 31, 2008 (Unaudited)	Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
Curtiss-Wright Corp.	90,100	$3,008,439
Orbital Sciences Corp.(a)	418,277	8,168,950
Teledyne Technologies, Inc.(a)	115,700	5,154,435

		16,331,824

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	35,600	1,959,068

Airlines — 1.0%
Delta Air Lines, Inc.(a)	481,500	5,517,990

Beverages — 0.7%
Constellation Brands, Inc. - Class A(a)	231,100	3,644,447

Biotechnology — 0.9%
Dyax Corp.(a)	1,372,010	4,994,116

Building Products — 1.1%
Lennox International, Inc.	182,525	5,893,732

Capital Markets — 2.7%
Affiliated Managers Group, Inc.(a)	45,900	1,924,128
Invesco Ltd.	315,140	4,550,622
Jefferies Group, Inc.(b)	591,000	8,309,460

		14,784,210

Chemicals — 1.7%
Airgas, Inc.	122,700	4,784,073
FMC Corp.	95,300	4,262,769

		9,046,842

Commercial Banks — 5.7%
Associated Banc-Corp.	143,800	3,009,734
City National Corp.	167,800	8,171,860
Cullen/Frost Bankers, Inc.	213,200	10,804,976
United Bankshares, Inc.(b)	270,160	8,974,715

		30,961,285

Commercial Services & Supplies — 4.4%
The Brink’s Co.	401,251	10,785,627
The GEO Group, Inc.(a)	270,400	4,875,312
Rollins, Inc.	149,553	2,703,918
Waste Connections, Inc.(a)	170,300	5,376,371

		23,741,228

Computers & Peripherals — 0.8%
Seagate Technology	956,100	4,235,523

Construction & Engineering — 0.9%
URS Corp.(a)	115,200	4,696,704

Construction Materials — 1.1%
Texas Industries, Inc.(b)	179,200	6,182,400

Containers & Packaging — 1.7%
Crown Holdings, Inc.(a)	223,100	4,283,520
Silgan Holdings, Inc.	98,900	4,728,409

		9,011,929

Diversified Consumer Services — 1.1%
Brink’s Home Security Holdings, Inc.(a)	273,151	5,987,470

Diversified Financial Services — 4.5%
NYSE Euronext, Inc.	208,700	5,714,206
PHH Corp.(a)	1,471,925	18,737,605

		24,451,811

Electric Utilities — 1.0%
ITC Holdings Corp.	126,158	5,510,581

Electrical Equipment — 1.4%
Ametek, Inc.	174,800	5,280,708
Roper Industries, Inc.	51,400	2,231,274

		7,511,982

Electronic Equipment, Instruments & Components — 0.5%
Anixter International, Inc.(a)	82,900	2,496,948

Energy Equipment & Services — 1.5%
Core Laboratories NV	81,200	4,860,632
Lufkin Industries, Inc.	90,774	3,131,703

		7,992,335

Food & Staples Retailing — 1.1%
Spartan Stores, Inc.	244,700	5,689,275

Food Products — 3.4%
Fresh Del Monte Produce, Inc.(a)	126,000	2,824,920
Hain Celestial Group, Inc.(a)	664,608	12,687,367
Ralcorp Holdings, Inc.(a)	45,270	2,643,768

		18,156,055

Gas Utilities — 1.7%
Equitable Resources, Inc.	154,000	5,166,700
Southwest Gas Corp.	149,366	3,767,011

		8,933,711

Health Care Equipment & Supplies — 1.2%
Teleflex, Inc.	127,100	6,367,710

Health Care Providers & Services — 2.5%
Amedisys, Inc.(a)(b)	56,600	2,339,844
HMS Holdings Corp.(a)	163,934	5,167,200
Magellan Health Services, Inc.(a)	154,118	6,035,261

		13,542,305

Hotels, Restaurants & Leisure — 3.7%
Jack-in-the-Box, Inc.	142,500	3,147,825
Papa John’s International, Inc.	133,700	2,464,091
Penn National Gaming, Inc.	151,800	3,245,484
Scientific Games Corp. - Class A(a)	646,754	11,344,065

		20,201,465

Household Durables — 2.3%
Jarden Corp.(a)	357,100	4,106,650
Lennar Corp. - Class A	788,300	6,834,561
Pulte Homes, Inc.	136,400	1,490,852

		12,432,063

Insurance — 8.5%
Aspen Insurance Holdings Ltd.	175,800	4,263,150
Fidelity National Financial, Inc. - Class A	384,913	6,832,206
The Hanover Insurance Group, Inc.	360,130	15,474,786
HCC Insurance Holdings, Inc.	112,800	3,017,400
Platinum Underwriters Holdings Ltd.	335,277	12,096,794
W.R. Berkley Corp.	139,700	4,330,700

		46,015,036

Internet Software & Services — 1.9%
SkillSoft Plc - ADR(a)	1,411,281	10,076,546

IT Services — 4.2%
Forrester Research, Inc.(a)	277,500	7,828,275
Hewitt Associates, Inc. - Class A(a)	232,400	6,595,512
Lender Processing Services, Inc.	279,600	8,234,220

		22,658,007

8	DECEMBER 31, 2008

Schedule of Investments (continued)	Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Leisure Equipment & Products — 1.2%
Hasbro, Inc.	167,300	$4,880,141
LeapFrog Enterprises, Inc.(a)(b)	426,000	1,491,000

		6,371,141

Machinery — 3.7%
Dover Corp.	196,300	6,462,196
IDEX Corp.	231,100	5,581,065
Pentair, Inc.	177,800	4,208,526
Terex Corp.(a)	203,500	3,524,620

		19,776,407

Media — 0.9%
Lions Gate Entertainment Corp.(a)	909,100	5,000,050

Metals & Mining — 2.5%
Steel Dynamics, Inc.	490,500	5,483,790
United States Steel Corp.	211,800	7,878,960

		13,362,750

Oil, Gas & Consumable Fuels — 2.3%
Peabody Energy Corp.	187,500	4,265,625
Penn Virginia Corp.	161,400	4,193,172
Swift Energy Co.(a)	226,500	3,807,465

		12,266,262

Personal Products — 0.5%
Chattem, Inc.(a)(b)	36,400	2,603,692

Real Estate Investment Trusts — 3.3%
Annaly Capital Management, Inc.	593,600	9,420,432
Essex Property Trust, Inc.	49,700	3,814,475
Mack-Cali Realty Corp.	177,900	4,358,550

		17,593,457

Road & Rail — 2.8%
Genesee & Wyoming, Inc. - Class A(a)	147,000	4,483,500
Landstar System, Inc.	152,000	5,841,360
Ryder System, Inc.	124,800	4,839,744

		15,164,604

Semiconductors & Semiconductor Equipment — 1.3%
Microsemi Corp.(a)	206,500	2,610,160
ON Semiconductor Corp.(a)	782,700	2,661,180
Verigy Ltd.(a)	177,912	1,711,513

		6,982,853

Software — 2.9%
Lawson Software, Inc.(a)	1,368,200	6,485,268
McAfee, Inc.(a)	184,200	6,367,794
Synopsys, Inc.	146,900	2,720,588

		15,573,650

Specialty Retail — 4.7%
The Gap, Inc.	348,900	4,671,771
J. Crew Group, Inc.(a)(b)	287,600	3,508,720
Limited Brands, Inc.	882,100	8,856,284
PetSmart, Inc.	193,600	3,571,920
Urban Outfitters, Inc.(a)	329,900	4,941,902

		25,550,597

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.(a)	208,200	4,009,932
VF Corp.	183,900	10,072,203

		14,082,135

Thrifts & Mortgage Finance — 3.8%
Astoria Financial Corp.	329,360	5,427,853
First Niagara Financial Group, Inc.	919,400	14,866,698

		20,294,551

Total Long-Term Investments (Cost — $555,224,375) — 99.1%		533,646,747

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e)	18,892,600	18,892,600
BlackRock TempFund, 1.66%(c)(e)	7,486,323	7,486,323

Total Short-Term Securities (Cost — $26,378,923) — 4.9%		26,378,923

Total Investments (Cost — $581,603,298*) — 104.0%		560,025,670
Liabilities in Excess of Other Assets — (4.0)%		(21,661,430)

Net Assets — 100.0%		$538,364,240

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$597,948,995

Gross unrealized appreciation	$32,838,512
Gross unrealized depreciation	(70,761,837)

Net unrealized depreciation	$(37,923,325)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(64,014,350	)**	$117,461
BlackRock TempFund	$7,486,323	***	$1,002

**	Represents net sales cost.

***	Represents net purchase cost.

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

DECEMBER 31, 2008	9

Schedule of Investments (concluded)	Aurora Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$560,025,670
Level 2	—
Level 3	—

Total	$560,025,670

10	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Curtiss-Wright Corp.	7,800	$260,442
Orbital Sciences Corp.(a)	15,100	294,903
Teledyne Technologies, Inc.(a)	3,800	169,290

		724,635

Airlines — 1.1%
JetBlue Airways Corp.(a)	47,800	339,380

Building Products — 1.8%
Lennox International, Inc.	16,200	523,098

Capital Markets — 4.2%
Affiliated Managers Group, Inc.(a)	4,000	167,680
Jefferies Group, Inc.	24,800	348,688
KBW, Inc.(a)(b)	21,900	503,700
TradeStation Group, Inc.(a)	34,380	221,751

		1,241,819

Chemicals — 1.6%
Sensient Technologies Corp.	19,219	458,950

Commercial Banks — 8.9%
City National Corp.	6,600	321,420
CVB Financial Corp.	21,300	253,470
First Midwest Bancorp, Inc.	7,300	145,781
Glacier Bancorp, Inc.	16,000	304,320
PacWest Bancorp	9,700	260,930
Prosperity Bancshares, Inc.	13,700	405,383
United Bankshares, Inc.(b)	20,119	668,353
Westamerica Bancorp	2,700	138,105
Wintrust Financial Corp.	6,422	132,101

		2,629,863

Commercial Services & Supplies — 3.8%
The Brink’s Co.	17,100	459,648
The GEO Group, Inc.(a)	15,100	272,253
Rollins, Inc.	7,900	142,832
Waste Connections, Inc.(a)	8,300	262,031

		1,136,764

Communications Equipment — 1.1%
ADTRAN, Inc.	14,000	208,320
Polycom, Inc.(a)	8,800	118,888

		327,208

Computers & Peripherals — 0.5%
Seagate Technology	32,100	142,203

Construction & Engineering — 0.5%
Granite Construction, Inc.	3,600	158,148

Containers & Packaging — 2.5%
Silgan Holdings, Inc.	8,700	415,947
Temple-Inland, Inc.	69,100	331,680

		747,627

Diversified Consumer Services — 1.1%
Brink’s Home Security Holdings, Inc.(a)	14,600	320,032

Diversified Financial Services — 3.4%
PHH Corp.(a)	80,182	1,020,717

Electric Utilities — 1.2%
Cleco Corp.	10,000	228,300
UIL Holdings Corp.	4,500	135,135

		363,435

Electrical Equipment — 1.3%
Regal-Beloit Corp.	10,100	383,699

Energy Equipment & Services — 0.5%
Lufkin Industries, Inc.	3,876	133,722

Food & Staples Retailing — 1.2%
Ruddick Corp.	5,388	148,978
Spartan Stores, Inc.	8,900	206,925

		355,903

Food Products — 4.9%
Chiquita Brands International, Inc.(a)	14,800	218,744
Hain Celestial Group, Inc.(a)	40,100	765,509
Ralcorp Holdings, Inc.(a)	5,400	315,360
TreeHouse Foods, Inc.(a)	5,700	155,268

		1,454,881

Gas Utilities — 0.7%
Southwest Gas Corp.	8,712	219,717

Health Care Equipment & Supplies — 3.0%
Greatbatch, Inc. (a)	13,900	367,794
Integra LifeSciences Holdings Corp.(a)	5,200	184,964
Symmetry Medical, Inc.(a)	20,900	166,573
Teleflex, Inc.	3,400	170,340

		889,671

Health Care Providers & Services — 3.5%
Amedisys, Inc.(a)	3,300	136,422
Amsurg Corp.(a)	5,989	139,783
HMS Holdings Corp.(a)	5,300	167,056
Magellan Health Services, Inc.(a)	8,605	336,972
Skilled Healthcare Group, Inc. - Class A(a)	10,900	91,996
Sun Healthcare Group, Inc.(a)	18,666	165,194

		1,037,423

Hotels, Restaurants & Leisure — 2.8%
Brinker International, Inc.	18,200	191,828
The Cheesecake Factory, Inc.(a)	11,100	112,110
Pinnacle Entertainment, Inc.(a)	20,700	158,976
Scientific Games Corp. - Class A(a)	20,401	357,834

		820,748

Household Durables — 3.1%
Centex Corp.	28,700	305,368
Jarden Corp.(a)	18,400	211,600
Lennar Corp. - Class A	47,800	414,426

		931,394

Insurance — 9.2%
Aspen Insurance Holdings Ltd.	24,300	589,275
Endurance Specialty Holdings Ltd.	11,200	341,936
The Hanover Insurance Group, Inc.	16,309	700,798
Navigators Group, Inc.(a)	5,262	288,936
Platinum Underwriters Holdings Ltd.	22,189	800,579

		2,721,524

Internet Software & Services — 1.7%
SkillSoft Plc - ADR(a)	71,189	508,289

IT Services — 3.4%
Forrester Research, Inc.(a)	14,400	406,224
Hewitt Associates, Inc. - Class A(a)	10,200	289,476

DECEMBER 31, 2008	11

Schedule of Investments (continued)	Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
IT Services (concluded)
Lender Processing Services, Inc.	10,200	$300,390

		996,090

Leisure Equipment & Products — 0.6%
LeapFrog Enterprises, Inc.(a)	46,760	163,660

Machinery — 2.7%
Astec Industries, Inc.(a)	7,600	238,108
IDEX Corp.	16,400	396,060
Wabtec Corp.	4,100	162,975

		797,143

Media — 1.2%
Lions Gate Entertainment Corp.(a)	61,900	340,450

Metals & Mining — 1.9%
Reliance Steel & Aluminum Co.	13,900	277,166
Steel Dynamics, Inc.	25,300	282,854

		560,020

Multi-Utilities — 0.6%
Black Hills Corp.	6,500	175,240

Oil, Gas & Consumable Fuels — 1.9%
Berry Petroleum Co.	18,600	140,616
Goodrich Petroleum Corp.(a)	4,500	134,775
James River Coal Co.(a)	13,700	210,021
Swift Energy Co.(a)	3,900	65,559

		550,971

Personal Products — 0.5%
Chattem, Inc.(a)	2,100	150,213

Professional Services — 0.9%
Huron Consulting Group, Inc.(a)	4,900	280,623

Real Estate Investment Trusts — 5.7%
Duke Realty Corp.	14,000	153,440
Mack-Cali Realty Corp.	6,100	149,450
MFA Mortgage Investments, Inc.	117,800	693,842
Mid-America Apartment Communities, Inc.	7,800	289,848
Washington Real Estate Investment Trust	14,200	401,860

		1,688,440

Road & Rail — 2.2%
Genesee & Wyoming, Inc. - Class A(a)	14,200	433,100
Ryder System, Inc.	5,500	213,290

		646,390

Semiconductors & Semiconductor Equipment — 1.5%
Microsemi Corp.(a)	11,300	142,832
ON Semiconductor Corp.(a)	30,800	104,720
Verigy Ltd. (a)	19,841	190,870

		438,422

Software — 1.2%
Lawson Software, Inc.(a)	72,400	343,176

Specialty Retail — 2.8%
Abercrombie & Fitch Co. - Class A	11,900	274,533
Gymboree Corp.(a)	13,600	354,824
Tractor Supply Co.(a)	5,700	205,998

		835,355

Thrifts & Mortgage Finance — 4.0%
Astoria Financial Corp.	18,100	298,288
First Niagara Financial Group, Inc.	54,300	878,031

		1,176,319

Total Long-Term Investments (Cost — $29,414,768) — 97.1%		28,733,362

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e) (Cost — $492,750) — 1.7%	492,750	492,750

Total Investments (Cost — $29,907,518*) — 98.8%		29,226,112
Other Assets in Excess of Liabilities — 1.2%		359,278

Net Assets — 100.0%		$29,585,390

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$30,518,133

Gross unrealized appreciation	$2,127,101
Gross unrealized depreciation	(3,419,122)

Net unrealized depreciation	$(1,292,021)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(1,384,750	)**	$9,000

**	Represents net sales cost.

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

12	DECEMBER 31, 2008

Schedule of Investments (concluded)	Small Cap Value Equity Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$29,226,112
Level 2	—
Level 3	—

Total	$29,226,112

DECEMBER 31, 2008	13

Schedule of Investments December 31, 2008 (Unaudited)	Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Orbital Sciences Corp.(a)	67,750	$1,323,158

Air Freight & Logistics — 1.7%
Forward Air Corp.	33,200	805,764
UTi Worldwide, Inc.	25,200	361,368

		1,167,132

Airlines — 1.1%
Continental Airlines, Inc. - Class B(a)	43,100	778,386

Biotechnology — 3.0%
Dyax Corp.(a)	319,321	1,162,328
Martek Biosciences Corp.(a)	30,400	921,424

		2,083,752

Capital Markets — 3.8%
Evercore Partners, Inc. - Class A	50,300	628,247
KBW, Inc.(a)(b)	47,600	1,094,800
Piper Jaffray Cos., Inc.(a)	23,550	936,348

		2,659,395

Commercial Banks — 11.3%
Cathay General Bancorp(b)	28,500	676,875
CoBiz Financial, Inc.(b)	92,612	902,041
Columbia Banking System, Inc.	28,960	345,493
CVB Financial Corp.	62,400	742,560
First Midwest Bancorp, Inc.	28,300	565,151
PacWest Bancorp	39,900	1,073,310
Prosperity Bancshares, Inc.	37,300	1,103,707
Sterling Bancshares, Inc.	44,150	268,432
United Bankshares, Inc.	35,201	1,169,377
Westamerica Bancorp	14,100	721,215
Wintrust Financial Corp.	12,700	261,239

		7,829,400

Commercial Services & Supplies — 6.8%
Clean Harbors, Inc.(a)	15,300	970,632
Copart, Inc.(a)	24,300	660,717
The GEO Group, Inc.(a)	91,280	1,645,778
Team, Inc.(a)	25,197	697,957
Tetra Tech, Inc.(a)	30,900	746,235

		4,721,319

Communications Equipment — 3.4%
Arris Group, Inc.(a)	111,400	885,630
EMS Technologies, Inc.(a)	44,700	1,156,389
Polycom, Inc.(a)	25,400	343,154

		2,385,173

Containers & Packaging — 1.9%
Silgan Holdings, Inc.	26,850	1,283,699

Diversified Telecommunication Services — 1.3%
Iowa Telecommunications Services, Inc.(b)	63,800	911,064

Electric Utilities — 3.5%
El Paso Electric Co.(a)	42,490	768,644
UIL Holdings Corp.	54,400	1,633,632

		2,402,276

Electrical Equipment — 1.2%
Brady Corp. - Class A	8,800	210,760
Franklin Electric Co., Inc.	22,300	626,853

		837,613

Electronic Equipment, Instruments & Components — 0.7%
TTM Technologies, Inc.(a)	97,400	507,454

Energy Equipment & Services — 0.4%
Cal Dive International, Inc.(a)	43,400	282,534

Food & Staples Retailing — 1.2%
Ruddick Corp.	30,500	843,325

Food Products — 1.4%
Fresh Del Monte Produce, Inc.(a)	44,300	993,206

Health Care Equipment & Supplies — 1.6%
Hill-Rom Holdings, Inc.	13,500	222,210
Symmetry Medical, Inc.(a)	110,100	877,497

		1,099,707

Health Care Providers & Services — 11.2%
Amedisys, Inc.(a)	34,000	1,405,560
HMS Holdings Corp.(a)(b)	105,045	3,311,018
MWI Veterinary Supply, Inc.(a)	21,981	592,608
Pediatrix Medical Group, Inc.(a)	43,650	1,383,705
Sun Healthcare Group, Inc.(a)	121,200	1,072,620

		7,765,511

Health Care Technology — 1.0%
Phase Forward, Inc.(a)	56,200	703,624

Hotels Restaurants & Leisure — 0.6%
Sonic Corp.(a)	33,400	406,478

Household Durables — 2.0%
Centex Corp.	52,500	558,600
Lennar Corp. - Class A	94,800	821,916

		1,380,516

Insurance — 3.9%
Aspen Insurance Holdings Ltd.	40,600	984,550
First Mercury Financial Corp.(a)	50,500	720,130
Platinum Underwriters Holdings Ltd.	26,879	969,794

		2,674,474

Internet Software & Services — 2.3%
SkillSoft Plc - ADR(a)	218,508	1,560,147

IT Services — 2.2%
Forrester Research, Inc.(a)	27,950	788,470
NCI, Inc. - Class A(a)	23,186	698,594

		1,487,064

Life Sciences Tools & Services — 1.1%
ICON Plc - ADR(a)	36,800	724,592

Machinery — 2.9%
Actuant Corp. - Class A	44,700	850,194
Altra Holdings, Inc.(a)	100,000	791,000
Chart Industries, Inc.(a)	36,300	385,869

		2,027,063

Oil, Gas & Consumable Fuels — 3.0%
Goodrich Petroleum Corp.(a)(b)	15,800	473,210
James River Coal Co.(a)	52,800	809,424
Parallel Petroleum Corp.(a)	64,300	129,243
Petroleum Development Corp.(a)	26,400	635,448

		2,047,325

Personal Products — 2.8%
Chattem, Inc.(a)(b)	17,682	1,264,793

14	DECEMBER 31, 2008

Schedule of Investments (continued)	Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Personal Products (concluded)
Elizabeth Arden, Inc.(a)	52,000	$655,720

		1,920,513

Professional Services — 0.8%
Huron Consulting Group, Inc.(a)	10,100	578,427

Real Estate Investment Trusts — 4.2%
Home Properties, Inc.	12,900	523,740
Mack-Cali Realty Corp.	17,900	438,550
MFA Mortgage Investments, Inc.	200,800	1,182,712
Mid-America Apartment Communities, Inc.	9,900	367,884
Tanger Factory Outlet Centers, Inc.	10,100	379,962

		2,892,848

Road & Rail — 1.1%
Landstar System, Inc.	19,000	730,170
Vitran Corp., Inc.(a)	9,397	58,261

		788,431

Semiconductors & Semiconductor Equipment — 2.8%
Cymer, Inc.(a)	15,400	337,414
Microsemi Corp.(a)	36,200	457,568
ON Semiconductor Corp.(a)	205,500	698,700
Verigy Ltd.(a)	47,600	457,912

		1,951,594

Software — 2.3%
Blackboard, Inc.(a)	20,070	526,436
DemandTec, Inc.(a)	72,700	586,689
Lawson Software, Inc.(a)	102,550	486,087

		1,599,212

Specialty Retail — 2.9%
J. Crew Group, Inc.(a)	20,400	248,880
Rent-A-Center, Inc.(a)	74,300	1,311,395
Sally Beauty Holdings, Inc.(a)(b)	82,450	469,141

		2,029,416

Textiles, Apparel & Luxury Goods — 3.8%
Carter’s, Inc.(a)	28,500	548,910
Deckers Outdoor Corp.(a)	12,700	1,014,349
Iconix Brand Group, Inc.(a)	67,800	663,084
Movado Group, Inc.	42,400	398,136

		2,624,479

Thrifts & Mortgage Finance — 1.4%
First Niagara Financial Group, Inc.	57,700	933,009

Total Long-Term Investments (Cost — $75,758,715) — 98.5%		68,203,316

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e)	5,654,900	5,654,900
TCW Money Market Fund, 1.38%(e)	1,398,793	1,398,793

Total Short-Term Securities (Cost — $7,053,693) — 10.2%		7,053,693

Total Investments (Cost — $82,812,408*) — 108.7%		75,257,009
Liabilities in Excess of Other Assets — (8.7)%		(5,999,532)

Net Assets — 100.0%		$69,257,477

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$83,050,623

Gross unrealized appreciation	$5,262,759
Gross unrealized depreciation	(13,056,373)

Net unrealized depreciation	$(7,793,614)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(2,871,900	)**	$21,150

**	Represents net sales cost.

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

DECEMBER 31, 2008	15

Schedule of Investments (concluded)	Small Cap Core Equity Portfolio

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$75,257,009
Level 2	—
Level 3	—

Total	$75,257,009

16	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Argon ST, Inc.(a)	510,514	$9,628,294
BE Aerospace, Inc.(a)	516,360	3,970,808

		13,599,102

Beverages — 1.4%
Heckmann Corp.(a)(b)	1,865,100	10,537,815

Biotechnology — 1.4%
Martek Biosciences Corp.(a)(b)	345,100	10,459,981

Capital Markets — 1.7%
RiskMetrics Group, Inc.(a)	563,456	8,389,860
Waddell & Reed Financial, Inc. - Class A	314,700	4,865,262

		13,255,122

Chemicals — 2.2%
Airgas, Inc.	183,500	7,154,665
Intrepid Potash, Inc.(a)	466,900	9,697,513

		16,852,178

Commercial Banks — 1.0%
Signature Bank(a)	268,200	7,694,658

Commercial Services & Supplies — 5.2%
Clean Harbors, Inc.(a)	272,309	17,275,283
Sykes Enterprises, Inc.(a)	1,203,849	23,017,593

		40,292,876

Communications Equipment — 3.0%
EMS Technologies, Inc.(a)	447,478	11,576,256
Neutral Tandem, Inc.(a)	683,051	11,079,087
Occam Networks, Inc.(a)	335,291	804,698

		23,460,041

Containers & Packaging — 1.3%
Rock-Tenn Co. - Class A	296,332	10,128,628

Diversified Consumer Services — 1.3%
DeVry, Inc.	180,481	10,361,414

Diversified Financial Services — 1.9%
MSCI, Inc. - Class A(a)	842,700	14,966,352

Electrical Equipment — 0.5%
Energy Conversion Devices, Inc.(a)(b)	161,700	4,076,457

Electronic Equipment, Instruments & Components — 0.5%
Cogent, Inc.(a)	306,200	4,155,134

Energy Equipment & Services — 2.8%
IHS, Inc. - Class A(a)	410,645	15,366,336
Superior Energy Services, Inc.(a)	377,177	6,008,429

		21,374,765

Food Products — 2.2%
Green Mountain Coffee Roasters, Inc.(a)(b)	340,900	13,192,830
Smart Balance, Inc.(a)	566,837	3,854,492

		17,047,322

Health Care Equipment & Supplies — 8.6%
Hologic, Inc.(a)	617,500	8,070,725
Merit Medical Systems, Inc.(a)	479,218	8,592,379
SonoSite, Inc.(a)(b)	748,300	14,277,564
Symmetry Medical, Inc.(a)	441,965	3,522,461
Wright Medical Group, Inc.(a)	837,981	17,119,952
Zoll Medical Corp.(a)	814,400	15,384,016

		66,967,097

Health Care Providers & Services — 6.6%
Amedisys, Inc.(a)(b)	73,100	3,021,954
Lincare Holdings, Inc.(a)	278,783	7,507,626
Magellan Health Services, Inc.(a)	467,300	18,299,468
MedCath Corp.(a)	518,170	5,409,695
Pediatrix Medical Group, Inc.(a)	525,000	16,642,500

		50,881,243

Health Care Technology — 1.1%
Omnicell, Inc.(a)	667,718	8,152,837

Hotels, Restaurants & Leisure — 4.1%
Orient-Express Hotels Ltd. - Class A	465,600	3,566,496
P.F. Chang’s China Bistro, Inc.(a)	337,800	7,073,532
Scientific Games Corp. - Class A(a)	820,700	14,395,078
Texas Roadhouse, Inc. - Class A(a)	914,200	7,085,050

		32,120,156

Household Durables — 0.9%
iRobot Corp.(a)(b)	795,198	7,180,638

Internet & Catalog Retail — 0.8%
Ticketmaster Entertainment, Inc.(a)	987,037	6,336,777

Internet Software & Services — 7.2%
comScore, Inc.(a)	826,411	10,536,740
Omniture, Inc.(a)	770,212	8,195,056
SkillSoft Plc - ADR(a)	3,560,930	25,425,040
SonicWALL, Inc.(a)	2,902,900	11,553,542

		55,710,378

IT Services — 9.0%
ExlService Holdings, Inc.(a)	1,606,896	13,771,099
Forrester Research, Inc.(a)	805,700	22,728,797
Gartner, Inc.(a)	371,050	6,615,821
SRA International, Inc. - Class A(a)	1,013,300	17,479,425
Wright Express Corp.(a)	738,200	9,301,320

		69,896,462

Life Sciences Tools & Services — 0.3%
Bruker Corp.(a)	646,500	2,611,860

Machinery — 1.2%
Bucyrus International, Inc.	255,974	4,740,639
Kaydon Corp.	120,800	4,149,480
RBC Bearings, Inc.(a)	22,236	450,946

		9,341,065

Media — 4.7%
CKX, Inc.(a)	2,765,996	10,151,205
Dolan Media Co.(a)	829,279	5,464,949
Outdoor Channel Holdings, Inc.(a)	198,142	1,484,083
RHI Entertainment, Inc.(a)	1,270,357	10,315,299
World Wrestling Entertainment, Inc. - Class A(b)	787,800	8,728,824

		36,144,360

Oil, Gas & Consumable Fuels — 4.6%
Comstock Resources, Inc.(a)	240,010	11,340,473
Delta Petroleum Corp.(a)(b)	389,900	1,855,924
James River Coal Co.(a)(b)	279,788	4,289,150
Massey Energy Co.	443,452	6,115,203
Plains Exploration & Production Co.(a)	392,800	9,128,672
Venoco, Inc.(a)	1,025,457	2,778,988

		35,508,410

DECEMBER 31, 2008	17

Schedule of Investments (concluded)	Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Personal Products — 1.7%
Chattem, Inc.(a)(b)	181,200	$12,961,236

Pharmaceuticals — 1.9%
Alpharma, Inc. - Class A(a)	50,803	1,876,663
Medicis Pharmaceutical Corp. - Class A	735,000	10,216,500
Santarus, Inc.(a)	1,560,700	2,450,299

		14,543,462

Professional Services — 2.8%
The Advisory Board Co.(a)	398,608	8,888,959
Diamond Management & Technology Consultants, Inc.	1,440,196	6,063,225
Watson Wyatt Worldwide, Inc. - Class A	145,400	6,953,028

		21,905,212

Real Estate Management & Development — 0.0%
FX Real Estate & Entertainment, Inc.(a)(b)	299,560	44,934

Semiconductors & Semiconductor Equipment — 3.2%
Microsemi Corp.(a)	630,300	7,966,992
ON Semiconductor Corp.(a)	2,328,200	7,915,880
Standard Microsystems Corp.(a)	554,607	9,062,278

		24,945,150

Software — 7.4%
Aladdin Knowledge Systems Ltd.(a)	519,093	3,197,613
Ansys, Inc.(a)	52,000	1,450,280
Blackboard, Inc.(a)(b)	477,252	12,518,320
DemandTec, Inc.(a)	1,351,500	10,906,605
i2 Technologies, Inc.(a)(b)	1,346,505	8,604,167
TiVo, Inc.(a)	2,829,800	20,261,368

		56,938,353

Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.(a)	47,500	3,793,825
Lululemon Athletica, Inc.(a)(b)	649,600	5,151,328

		8,945,153

Total Long-Term Investments (Cost — $951,943,382) — 95.5%		739,396,628

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e)	73,338,350	73,338,350
TCW Money Market Fund, 1.38%(e)	36,844,309	36,844,309

Total Short-Term Securities (Cost — $110,182,659) — 14.2%		110,182,659

Total Investments (Cost — $1,062,126,041*) — 109.7%		849,579,287
Liabilities in Excess of Other Assets — (9.7)%		(75,215,223)

Net Assets — 100.0%		$774,364,064

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,068,659,453

Gross unrealized appreciation	$46,509,354
Gross unrealized depreciation	(265,589,520)

Net unrealized depreciation	$(219,080,166)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(66,079,000	)**	$782,785

**	Represents net sales cost.

(d)	Security purchased with the cash proceeds from securities loans. (e) Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$849,579,287
Level 2	—
Level 3	—

Total	$849,579,287

18	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Honeywell International, Inc.	195,100	$6,405,133

Air Freight & Logistics — 1.1%
FedEx Corp.	100,400	6,440,660

Airlines — 1.1%
Delta Air Lines, Inc.(a)(b)	582,350	6,673,731

Auto Components — 1.1%
Autoliv, Inc.	295,200	6,334,992

Automobiles — 0.3%
Ford Motor Co.(a)(b)	680,614	1,558,606

Beverages — 1.2%
Constellation Brands, Inc. - Class A(a)	467,200	7,367,744

Capital Markets — 3.8%
Affiliated Managers Group, Inc.(a)	101,100	4,238,112
Freedom Pay, Inc.(c)	43,051	431
Invesco Ltd.	474,980	6,858,711
Piper Jaffray Cos., Inc.(a)	85,800	3,411,408
TD Ameritrade Holding Corp.(a)	577,000	8,222,250

		22,730,912

Chemicals — 2.1%
Albemarle Corp.	258,400	5,762,320
FMC Corp.	151,350	6,769,886

		12,532,206

Commercial Banks — 4.0%
Cullen/Frost Bankers, Inc.	118,400	6,000,512
Fifth Third Bancorp	368,000	3,039,680
First Midwest Bancorp, Inc.	269,613	5,384,172
KeyCorp	651,800	5,553,336
Zions Bancorp(b)	170,240	4,172,582

		24,150,282

Commercial Services & Supplies — 1.9%
The Brink’s Co.	187,650	5,044,032
Republic Services, Inc.	261,900	6,492,501

		11,536,533

Communications Equipment — 0.4%
ADC Telecommunications, Inc.(a)(b)	455,700	2,492,679

Computers & Peripherals — 1.3%
Seagate Technology	682,000	3,021,260
Teradata Corp.(a)	329,200	4,882,036

		7,903,296

Consumer Finance — 0.6%
Capital One Financial Corp.	121,150	3,863,474

Containers & Packaging — 2.2%
Owens-Illinois, Inc.(a)	319,040	8,719,363
Pactiv Corp.(a)	183,300	4,560,504

		13,279,867

Diversified Financial Services — 2.1%
CME Group, Inc.	30,050	6,253,706
NYSE Euronext, Inc.	241,800	6,620,484

		12,874,190

Electric Utilities — 3.7%
Edison International	246,000	7,901,520
Entergy Corp.	117,200	9,742,836
PPL Corp.	140,150	4,301,204

		21,945,560

Electronic Equipment, Instruments & Components — 2.0%
Agilent Technologies, Inc.(a)	293,000	4,579,590
Anixter International, Inc.(a)(b)	103,275	3,110,643
Tech Data Corp.(a)	250,600	4,470,704

		12,160,937

Energy Equipment & Services — 0.6%
Noble Corp.	151,700	3,351,053

Food & Staples Retailing — 2.0%
Safeway, Inc.	497,150	11,817,256

Food Products — 2.7%
Dean Foods Co.(a)	437,800	7,867,266
Del Monte Foods Co.(d)	1,168,717	8,344,639

		16,211,905

Gas Utilities — 2.1%
Equitable Resources, Inc.	205,000	6,877,750
Questar Corp.	183,200	5,988,808

		12,866,558

Health Care Equipment & Supplies — 2.1%
The Cooper Cos., Inc.	276,776	4,539,126
Teleflex, Inc.	163,200	8,176,320

		12,715,446

Health Care Providers & Services — 4.7%
DaVita, Inc.(a)	87,900	4,357,203
Laboratory Corp. of America Holdings(a)	133,900	8,624,499
Pediatrix Medical Group, Inc.(a)	239,050	7,577,885
Quest Diagnostics, Inc.	143,500	7,449,085

		28,008,672

Hotels, Restaurants & Leisure — 0.6%
Pinnacle Entertainment, Inc.(a)(b)	502,200	3,856,896

Household Durables — 1.6%
Centex Corp.	429,950	4,574,668
Fortune Brands, Inc.	129,200	5,333,376

		9,908,044

Independent Power Producers & Energy Traders — 1.4%
NRG Energy, Inc.(a)	363,500	8,480,455

Industrial Conglomerates — 0.4%
Textron, Inc.	194,700	2,700,489

Insurance — 10.0%
Assurant, Inc.	183,150	5,494,500
AXIS Capital Holdings Ltd.	347,150	10,109,008
The Hanover Insurance Group, Inc.	299,469	12,868,183
HCC Insurance Holdings, Inc.	417,900	11,178,825
Lincoln National Corp.	244,330	4,603,177
The Travelers Cos., Inc.	121,750	5,503,100
W.R. Berkley Corp.	336,000	10,416,000

		60,172,793

IT Services — 1.9%
Convergys Corp.(a)	417,200	2,674,252
Fidelity National Information Services, Inc.	341,450	5,555,392

DECEMBER 31, 2008	19

Schedule of Investments (continued)	Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
IT Services (concluded)
Fiserv, Inc.(a)	95,600	$3,476,972

		11,706,616

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(a)	83,900	2,858,473

Machinery — 4.1%
Danaher Corp.	85,500	4,840,155
Dover Corp.	224,400	7,387,248
Eaton Corp.	69,000	3,429,990
SPX Corp.	119,250	4,835,587
Terex Corp.(a)	237,400	4,111,768

		24,604,748

Media — 1.6%
Cablevision Systems Corp. - Class A	195,000	3,283,800
Viacom, Inc. - Class B(a)	320,550	6,109,683

		9,393,483

Metals & Mining — 0.6%
Reliance Steel & Aluminum Co.	180,650	3,602,161

Multiline Retail — 0.8%
Macy’s, Inc.	469,150	4,855,702

Multi-Utilities — 4.2%
PG&E Corp.	214,600	8,307,166
Wisconsin Energy Corp.	223,000	9,361,540
Xcel Energy, Inc.	399,300	7,407,015

		25,075,721

Oil, Gas & Consumable Fuels — 4.2%
CONSOL Energy, Inc.	188,181	5,378,213
EOG Resources, Inc.	66,100	4,400,938
Hess Corp.	92,200	4,945,608
Newfield Exploration Co.(a)	286,100	5,650,475
Southwestern Energy Co.(a)	160,200	4,640,994

		25,016,228

Paper & Forest Products — 0.6%
Weyerhaeuser Co.	117,500	3,596,675

Real Estate Investment Trusts — 3.7%
Boston Properties, Inc.	114,600	6,303,000
Duke Realty Corp.	276,400	3,029,344
Mack-Cali Realty Corp.	245,600	6,017,200
Simon Property Group, Inc.	126,470	6,719,351

		22,068,895

Road & Rail — 1.3%
Norfolk Southern Corp.	165,400	7,782,070

Semiconductors & Semiconductor Equipment — 1.8%
Intersil Corp. - Class A	668,350	6,142,136
Micron Technology, Inc.(a)	651,300	1,719,432
Varian Semiconductor Equipment Associates, Inc.(a)	155,950	2,825,814

		10,687,382

Software — 1.1%
Amdocs Ltd.(a)	368,314	6,736,463
Phase Metrics, Inc.(a)(c)	108,409	2,168

		6,738,631

Specialty Retail — 4.7%
Abercrombie & Fitch Co. - Class A	211,050	4,868,923
Chico’s FAS, Inc.(a)	521,900	2,181,542
The Gap, Inc.	479,300	6,417,827
Limited Brands, Inc.	686,666	6,894,127
The Sherwin-Williams Co.	130,400	7,791,400

		28,153,819

Thrifts & Mortgage Finance — 2.5%
Astoria Financial Corp.	438,610	7,228,293
People’s United Financial, Inc.(b)	426,508	7,604,637

		14,832,930

Tobacco — 1.6%
Lorillard, Inc.	112,100	6,316,835
UST, Inc.	46,600	3,233,108

		9,549,943

Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	72,392	5,707,385

Total Long-Term Investments (Cost — $632,830,784) — 94.3%		566,571,231

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(e)(f)(g)	13,893,850	13,893,850
TCW Money Market Fund, 1.38%(g)	33,095,946	33,095,946

Total Short-Term Securities (Cost — $46,989,796) — 7.8%		46,989,796

Total Investments (Cost — $679,820,580*) — 102.1%		613,561,027
Liabilities in Excess of Other Assets — (2.1)%		(12,388,407)

Net Assets — 100.0%		$601,172,620

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$722,814,540

Gross unrealized appreciation	$35,526,343
Gross unrealized depreciation	(144,779,856)

Net unrealized depreciation	$(109,253,513)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(d)	Security, or a portion thereof, has been pledged as collateral for call options written.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(26,494,700	)**	$77,638

**	Represents net sales cost.

(f)	Security purchased with the cash proceeds from securities loans.

(g)	Represents current yield as of report date.

20	DECEMBER 31, 2008

Schedule of Investments (concluded)	Mid-Cap Value Equity Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$613,558,859
Level 2	—
Level 3	2,168

Total	$613,561,027

The following table is a reconciliation of Level 3 investments for the period ended December 31, 2008:

Investments in Securities
Assets
Balances as of October 1, 2008	$2,168
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balances as of December 31, 2008	$2,168

DECEMBER 31, 2008	21

Schedule of Investments December 31, 2008 (Unaudited)	Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
BE Aerospace, Inc.(a)	190,800	$1,467,252
Goodrich Corp.	64,800	2,398,896

		3,866,148

Biotechnology — 1.4%
Martek Biosciences Corp.(a)	82,000	2,485,420

Capital Markets — 1.1%
Invesco Ltd.	132,107	1,907,625

Chemicals — 3.1%
Agrium, Inc.	52,100	1,778,173
Airgas, Inc.	39,600	1,544,004
Celanese Corp. - Series A	167,400	2,080,782

		5,402,959

Commercial Services & Supplies — 2.2%
Iron Mountain, Inc.(a)	156,500	3,870,245

Communications Equipment — 2.7%
Harris Corp.	124,581	4,740,307

Construction & Engineering — 1.9%
Quanta Services, Inc.(a)	167,900	3,324,420

Containers & Packaging — 1.4%
Rock-Tenn Co. - Class A	70,400	2,406,272

Diversified Consumer Services — 2.3%
Apollo Group, Inc. - Class A(a)	53,700	4,114,494

Diversified Financial Services — 2.9%
CME Group, Inc.	6,400	1,331,904
MSCI, Inc. - Class A(a)	211,100	3,749,136

		5,081,040

Electrical Equipment — 2.9%
Ametek, Inc.	171,400	5,177,994

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. - Class A	110,000	2,637,800

Energy Equipment & Services — 5.8%
Acergy SA - ADR	145,400	840,412
IHS, Inc. - Class A(a)	70,000	2,619,400
National Oilwell Varco, Inc.(a)	56,800	1,388,192
Noble Corp.	101,000	2,231,090
Superior Energy Services, Inc.(a)	108,800	1,733,184
Weatherford International Ltd.(a)	125,200	1,354,664

		10,166,942

Health Care Equipment & Supplies — 2.9%
Hologic, Inc.(a)	187,900	2,455,853
ResMed, Inc.(a)	70,000	2,623,600

		5,079,453

Health Care Providers & Services — 10.2%
AmerisourceBergen Corp.	64,500	2,300,070
Laboratory Corp. of America Holdings(a)	20,100	1,294,641
Lincare Holdings, Inc.(a)	85,000	2,289,050
Magellan Health Services, Inc.(a)	94,500	3,700,620
Medco Health Solutions, Inc.(a)	100,100	4,195,191
Pediatrix Medical Group, Inc.(a)	133,500	4,231,950

		18,011,522

Hotels Restaurants & Leisure — 7.2%
Burger King Holdings, Inc.	83,700	1,998,756
Darden Restaurants, Inc.	99,600	2,806,728
Orient-Express Hotels Ltd. - Class A(b)	77,200	591,352
Panera Bread Co. - Class A(a)(b)	41,200	2,152,288
Scientific Games Corp. - Class A(a)	293,000	5,139,220

		12,688,344

Household Products — 1.2%
Church & Dwight Co., Inc.	39,200	2,199,904

IT Services — 6.4%
Genpact Ltd.(a)	300,000	2,466,000
Lender Processing Services, Inc.	114,300	3,366,135
SAIC, Inc.(a)	187,600	3,654,448
TeleTech Holdings, Inc.(a)	204,000	1,703,400

		11,189,983

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(a)	61,900	2,108,933

Machinery — 4.6%
IDEX Corp.	188,200	4,545,030
Joy Global, Inc.	91,700	2,099,013
Oshkosh Corp.	173,100	1,538,859

		8,182,902

Media — 2.5%
CKX, Inc.(a)	353,000	1,295,510
DreamWorks Animation SKG, Inc. - Class A(a)	120,100	3,033,726

		4,329,236

Metals & Mining — 0.8%
Century Aluminum Co.(a)(b)	147,757	1,477,570

Oil, Gas & Consumable Fuels — 4.8%
Chesapeake Energy Corp.	109,000	1,762,530
CONSOL Energy, Inc.	81,200	2,320,696
Massey Energy Co.	89,100	1,228,689
Plains Exploration & Production Co.(a)	81,100	1,884,764
Ultra Petroleum Corp.(a)	37,900	1,307,929

		8,504,608

Personal Products — 1.5%
Avon Products, Inc.	62,100	1,492,263
Bare Escentuals, Inc.(a)(b)	206,800	1,081,564

		2,573,827

Pharmaceuticals — 3.6%
Medicis Pharmaceutical Corp. - Class A	147,500	2,050,250
Shire Plc - ADR	95,356	4,270,042

		6,320,292

Real Estate Management & Development — 0.0%
FX Real Estate & Entertainment, Inc.(a)	70,600	10,590

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom Corp. - Class A(a)	199,500	3,385,515
Lam Research Corp.(a)	84,800	1,804,544
PMC-Sierra, Inc.(a)	598,600	2,909,196

		8,099,255

Software — 7.7%
Adobe Systems, Inc.(a)	141,300	3,008,277
Amdocs Ltd.(a)	219,300	4,010,997
Ansys, Inc.(a)	44,500	1,241,105
Intuit, Inc.(a)	144,300	3,432,897

22	DECEMBER 31, 2008

Schedule of Investments (concluded)	Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Software (concluded)
Salesforce.com, Inc.(a)	61,200	$1,959,012

		13,652,288

Specialty Retail — 4.9%
Bed Bath & Beyond, Inc.(a)	73,200	1,860,744
GameStop Corp. - Class A(a)	149,300	3,233,838
TJX Cos., Inc.	101,600	2,089,912
Urban Outfitters, Inc.(a)(b)	93,100	1,394,638

		8,579,132

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(a)(b)	107,200	850,096

Wireless Telecommunication Services — 1.0%
American Tower Corp. - Class A(a)	62,600	1,835,432

Total Common Stocks — 97.0%		170,875,033

Exchange-Traded Funds — 1.0%
iShares Russell Midcap Growth Index Fund	58,600	1,835,352

Total Long-Term Investments (Cost — $234,631,966) — 98.0%		172,710,385

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e)	3,689,500	3,689,500
TCW Money Market Fund, 1.38%(e)	4,473,981	4,473,981

Total Short-Term Securities (Cost — $8,163,481) — 4.6%		8,163,481

Total Investments (Cost — $242,795,447*) — 102.6%		180,873,866
Liabilities in Excess of Other Assets — (2.6)%		(4,667,677)

Net Assets — 100.0%		$176,206,189

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$250,079,171

Gross unrealized appreciation	$12,314,703
Gross unrealized depreciation	(81,520,008)

Net unrealized depreciation	$(69,205,305)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(16,782,400	)**	$73,802

**	Represents net sales cost.

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$180,873,866
Level 2	—
Level 3	—

Total	$180,873,866

DECEMBER 31, 2008	23

Schedule of Investments December 31, 2008 (Unaudited)	Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Argon ST, Inc.(a)	83,411	$1,573,131
BE Aerospace, Inc.(a)	103,600	796,684

		2,369,815

Beverages — 1.2%
Heckmann Corp.(a)(b)	265,900	1,502,335

Biotechnology — 1.4%
Martek Biosciences Corp.(a)	55,600	1,685,236

Capital Markets — 0.9%
Invesco Ltd.	78,400	1,132,096

Chemicals — 2.0%
Airgas, Inc.	28,778	1,122,054
Celanese Corp. - Series A	63,600	790,548
Intrepid Potash, Inc.(a)	30,300	629,331

		2,541,933

Commercial Banks — 1.4%
Signature Bank(a)	62,400	1,790,256

Commercial Services & Supplies — 5.7%
Clean Harbors, Inc.(a)	48,300	3,064,152
Sykes Enterprises, Inc.(a)	207,084	3,959,446

		7,023,598

Communications Equipment — 3.0%
Harris Corp.	49,300	1,875,865
Neutral Tandem, Inc.(a)	116,200	1,884,764

		3,760,629

Containers & Packaging — 1.3%
Rock-Tenn Co. - Class A	48,402	1,654,380

Diversified Consumer Services — 1.3%
Apollo Group, Inc. - Class A(a)	20,900	1,601,358

Diversified Financial Services — 2.2%
MSCI, Inc. - Class A(a)	152,900	2,715,504

Electrical Equipment — 1.3%
Ametek, Inc.	55,400	1,673,634

Electronic Equipment, Instruments & Components — 0.6%
Cogent, Inc.(a)	51,500	698,855

Energy Equipment & Services — 3.5%
IHS, Inc. - Class A(a)	53,108	1,987,301
Noble Corp.	36,500	806,285
Superior Energy Services, Inc.(a)	57,700	919,161
Weatherford International Ltd.(a)	54,000	584,280

		4,297,027

Food Products — 1.9%
Green Mountain Coffee Roasters, Inc.(a)(b)	62,400	2,414,880

Health Care Equipment & Supplies — 10.2%
Arthrocare Corp.(b)	64,600	308,142
Hologic, Inc.(a)	116,000	1,516,120
ResMed, Inc.(a)	60,000	2,248,800
SonoSite, Inc.(a)	115,378	2,201,412
Symmetry Medical, Inc.(a)	136,800	1,090,296
Wright Medical Group, Inc.(a)	146,648	2,996,019
Zoll Medical Corp.(a)	122,642	2,316,707

		12,677,496

Health Care Providers & Services — 6.5%
Lincare Holdings, Inc.(a)	62,700	1,688,511
Magellan Health Services, Inc.(a)	71,100	2,784,276
MedCath Corp.(a)	123,100	1,285,164
Pediatrix Medical Group, Inc.(a)	72,300	2,291,910

		8,049,861

Hotels Restaurants & Leisure — 4.6%
Orient-Express Hotels Ltd. - Class A	53,700	411,342
P.F. Chang’s China Bistro, Inc.(a)	54,400	1,139,136
Scientific Games Corp. - Class A(a)	171,600	3,009,864
Texas Roadhouse, Inc. - Class A(a)	150,900	1,169,475

		5,729,817

Internet & Catalog Retail — 0.9%
Ticketmaster Entertainment, Inc.(a)	166,683	1,070,105

Internet Software & Services — 6.7%
comScore, Inc.(a)	139,400	1,777,350
SkillSoft Plc - ADR(a)	652,906	4,661,749
SonicWALL, Inc.(a)	481,000	1,914,380

		8,353,479

IT Services — 8.4%
ExlService Holdings, Inc.(a)	237,201	2,032,812
Forrester Research, Inc.(a)	84,751	2,390,826
Genpact Ltd.(a)	230,200	1,892,244
SRA International, Inc. - Class A(a)	152,900	2,637,525
Wright Express Corp.(a)	113,418	1,429,067

		10,382,474

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(a)	35,000	1,192,450

Machinery — 3.0%
IDEX Corp.	96,192	2,323,037
Joy Global, Inc.	37,200	851,508
Kaydon Corp.	15,331	526,620

		3,701,165

Media — 4.1%
CKX, Inc.(a)	494,700	1,815,549
DreamWorks Animation SKG, Inc. - Class A(a)	73,032	1,844,788
RHI Entertainment, Inc.(a)	168,700	1,369,844

		5,030,181

Oil, Gas & Consumable Fuels — 2.3%
CONSOL Energy, Inc.	28,900	825,962
Delta Petroleum Corp.(a)	22,718	108,138
Plains Exploration & Production Co.(a)	63,900	1,485,036
Venoco, Inc.(a)	155,621	421,733

		2,840,869

Personal Products — 1.1%
Chattem, Inc.(a)(b)	18,700	1,337,611

Pharmaceuticals — 2.9%
Alpharma, Inc. - Class A(a)	1,712	63,241
Medicis Pharmaceutical Corp. - Class A	122,800	1,706,920
Shire Plc - ADR	40,176	1,799,082

		3,569,243

Professional Services — 1.3%
The Advisory Board Co.(a)	73,500	1,639,050

Real Estate Management & Development — 0.0%
FX Real Estate & Entertainment, Inc.(a)	98,060	14,709

24	DECEMBER 31, 2008

Schedule of Investments (concluded)	Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment — 4.0%
Intersil Corp. - Class A	70,800	$650,652
Microsemi Corp.(a)	102,800	1,299,392
ON Semiconductor Corp.(a)	371,400	1,262,760
Standard Microsystems Corp.(a)	105,200	1,718,968

		4,931,772

Software — 7.5%
Amdocs Ltd.(a)	79,175	1,448,111
Ansys, Inc.(a)	10,700	298,423
Blackboard, Inc.(a)	67,500	1,770,525
DemandTec, Inc.(a)	212,400	1,714,068
Net1 UEPS Technologies, Inc.	55,212	756,404
TiVo, Inc.(a)	460,800	3,299,328

		9,286,859

Specialty Retail — 0.9%
GameStop Corp. - Class A(a)	52,766	1,142,912

Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp.(a)	23,900	1,908,893

Total Long-Term Investments (Cost — $155,237,911) — 96.5%		119,720,482

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market
Series, 0.80%(c)(d)(e)	5,065,000	5,065,000
TCW Money Market Fund, 1.38%(e)	5,803,611	5,803,611

Total Short-Term Securities (Cost — $10,868,611) — 8.7%		10,868,611

Total Investments (Cost — $166,106,522*) — 105.2%		130,589,093
Liabilities in Excess of Other Assets — (5.2)%		(6,476,503)

Net Assets — 100.0%		$124,112,590

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$168,778,794

Gross unrealized appreciation	$7,094,610
Gross unrealized depreciation	(45,284,311)

Net unrealized depreciation	$(38,189,701)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(39,075,950	)**	$83,522

**	Represents net sales cost.

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$130,589,093
Level 2	—
Level 3	—

Total	$130,589,093

DECEMBER 31, 2008	25

Schedule of Investments December 31, 2008 (Unaudited)	Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 4.2%
Lockheed Martin Corp.	31,000	$2,606,480
Raytheon Co.	29,600	1,510,784

		4,117,264

Biotechnology — 12.1%
Amgen, Inc.(a)	61,200	3,534,300
Biogen Idec, Inc.(a)	14,400	685,872
Celera Corp.(a)	58,300	648,879
Genentech, Inc.(a)	35,900	2,976,469
Genzyme Corp.(a)	33,200	2,203,484
Gilead Sciences, Inc.(a)	26,000	1,329,640
Vertex Pharmaceuticals, Inc.(a)	18,700	568,106

		11,946,750

Communications Equipment — 10.1%
Cisco Systems, Inc.(a)	130,000	2,119,000
Corning, Inc.	43,600	415,508
F5 Networks, Inc.(a)	39,000	891,540
Harris Corp.	30,000	1,141,500
Juniper Networks, Inc.(a)	54,600	956,046
Motorola, Inc.	70,800	313,644
Nokia Oyj - ADR	33,400	521,040
QUALCOMM, Inc.	82,700	2,963,141
Research In Motion Ltd.(a)	14,700	596,526

		9,917,945

Computers & Peripherals — 11.9%
Apple, Inc.(a)	39,100	3,337,185
ASUSTeK Computer, Inc.	142,351	160,642
Dell, Inc.(a)	43,800	448,512
EMC Corp.(a)(b)	88,000	921,360
Hewlett-Packard Co.	63,300	2,297,157
HTC Corp.	16,510	165,725
International Business Machines Corp.	43,500	3,660,960
NetApp, Inc.(a)	42,100	588,137
Seagate Technology	46,600	206,438

		11,786,116

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	35,500	1,011,750
Verizon Communications, Inc.	36,200	1,227,180

		2,238,930

Electronic Equipment, Instruments & Components — 2.4%
Agilent Technologies, Inc.(a)	33,400	522,042
Amphenol Corp. - Class A	24,900	597,102
Hon Hai Precision Industry Co. Ltd.	243,630	480,380
Jabil Circuit, Inc.	53,000	357,750
Nidec Corp.	9,700	379,360

		2,336,634

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	29,000	833,460

Health Care Equipment & Supplies — 6.8%
Alcon, Inc.	7,400	660,006
Baxter International, Inc.	16,000	857,440
Beckman Coulter, Inc.	17,800	782,132
Becton, Dickinson & Co.	12,700	868,553
Covidien Ltd.	22,300	808,152
Medtronic, Inc.	67,200	2,111,424
SenoRx, Inc.(a)	22,600	52,884
St. Jude Medical, Inc.(a)	16,900	557,024

		6,697,615

Household Durables — 0.1%
LG Electronics, Inc.(a)	1,200	72,868

Internet & Catalog Retail — 0.6%
priceline.com, Inc.(a)	8,100	596,565

Internet Software & Services — 6.8%
Ariba, Inc.(a)	66,800	481,628
Baidu.Com - ADR(a)	2,700	352,539
Digital River, Inc.(a)	17,900	443,920
eBay, Inc.(a)	70,200	979,992
Google, Inc. - Class A(a)	3,300	1,015,245
Open Text Corp.(a)	32,700	985,251
Sina Corp.(a)	16,300	377,345
VeriSign, Inc.(a)	61,700	1,177,236
Yahoo!, Inc.(a)	75,700	923,540

		6,736,696

IT Services — 1.0%
Automatic Data Processing, Inc.	25,200	991,368

Machinery — 1.2%
Kurita Water Industries Ltd.	44,600	1,205,702

Office Electronics — 0.9%
Canon, Inc.	17,100	541,806
Konica Corp.	47,800	371,924

		913,730

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	21,800	506,850
Pfizer, Inc.	28,800	510,048
Roche Holding AG	4,400	336,820
Roche Holding AG - ADR	4,500	696,677
Wyeth	13,800	517,638

		2,568,033

Semiconductors & Semiconductor Equipment — 14.7%
Altera Corp.	46,600	778,686
Analog Devices, Inc.	25,000	475,500
Applied Materials, Inc.	105,200	1,065,676
ASM Pacific Technology Ltd.	169,300	557,998
Atheros Communications, Inc.(a)	25,100	359,181
ATMI, Inc.(a)	22,900	353,347
Broadcom Corp. - Class A(a)	57,800	980,866
Cavium Networks, Inc.(a)	26,000	273,260
Intel Corp.	123,600	1,811,976
Intersil Corp. - Class A	49,400	453,986
KLA-Tencor Corp.	36,200	788,798
Lam Research Corp.(a)	33,400	710,752
Linear Technology Corp.(b)	36,700	811,804
Marvell Technology Group Ltd.(a)	85,100	567,617
Netlogic Microsystems, Inc.(a)	30,400	669,104
Samsung Electronics Co. Ltd.	2,300	838,558
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	93,535	738,926
Teradyne, Inc.(a)	78,500	331,270
Texas Instruments, Inc.	43,600	676,672
Varian Semiconductor Equipment Associates, Inc.(a)	23,200	420,384
Xilinx, Inc.	47,400	844,668

		14,509,029

Software — 16.9%
Adobe Systems, Inc.(a)	48,000	1,021,920
BMC Software, Inc.(a)	53,600	1,442,376
CA, Inc.	41,300	765,289

26	DECEMBER 31, 2008

Schedule of Investments (continued)	Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Software (concluded)
Check Point Software Technologies(a)	25,400	$482,346
Citrix Systems, Inc.(a)	59,800	1,409,486
Electronic Arts, Inc.(a)	24,600	394,584
McAfee, Inc.(a)	49,900	1,725,043
Microsoft Corp.	107,800	2,095,632
Nintendo Co. Ltd.	1,900	726,088
Oracle Corp.(a)	120,200	2,131,146
Progress Software Corp.(a)	31,600	608,616
Red Hat, Inc.(a)	39,400	520,868
Salesforce.com, Inc.(a)	17,000	544,170
SAP AG - ADR	12,600	456,372
Sybase, Inc.(a)	47,700	1,181,529
Symantec Corp.(a)	88,600	1,197,872

		16,703,337

Wireless Telecommunication Services — 1.0%
American Tower Corp. - Class A(a)	29,000	850,280
Bharti Tele-Ventures Ltd.(a)	7,900	116,452

		966,732

Total Long-Term Investments (Cost — $124,423,512) — 96.4%		95,138,774

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e)	781,000	781,000
TCW Money Market Fund, 1.38%(e)	3,897,266	3,897,266

Total Short-Term Securities (Cost — $4,678,266) — 4.7%		4,678,266

Total Investments (Cost — $129,101,778*) — 101.1%		99,817,040
Liabilities in Excess of Other Assets — (1.1)%		(1,080,693)

Net Assets — 100.0%		$98,736,347

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$130,707,799

Gross unrealized appreciation	$1,194,179
Gross unrealized depreciation	(32,084,938)

Net unrealized depreciation	$(30,890,759)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$376,500	**	$2,319

**	Represents net purchase cost.

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
CHF	135,000	USD	111,842	01/21/09	$15,022
EUR	158,100	USD	226,346	01/21/09	(6,580)
EUR	143,300	USD	198,320	01/21/09	681
EUR	170,000	USD	217,019	01/21/09	19,059
JPY	39,174,000	USD	433,276	01/21/09	(939)
JPY	372,300	USD	4,067	01/21/09	41
JPY	135,245,000	USD	1,392,743	01/21/09	99,862
USD	913,000	CHF	757,155	01/21/09	(100,826)
USD	692,486	EUR	534,000	01/21/09	(49,078)
USD	101,584	HKD	787,000	01/21/09	22
USD	4,076,893	JPY	411,807,000	01/21/09	(467,935)

Total					$(490,671)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

DECEMBER 31, 2008	27

Schedule of Investments (concluded)	Science & Technology Opportunities Portfolio

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments ***
	Assets	Assets	Liabilities
Level 1	$93,502,860	$—	$—
Level 2	6,314,180	134,687	(625,358)
Level 3	—	—	—

Total	$99,817,040	$134,687	$(625,358)

***	Other financial instruments are foreign currency exchange contracts.

28	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology — 30.7%
3Sbio, Inc. - ADR(a)	80,200	$625,560
Acorda Therapeutics, Inc.(a)	21,100	432,761
Alexion Pharmaceuticals, Inc.(a)	199,400	7,216,286
Amgen, Inc.(a)	1,274,710	73,614,502
Biogen Idec, Inc.(a)	24,700	1,176,461
BioMarin Pharmaceutical, Inc.(a)(b)	527,909	9,396,780
Celera Corp.(a)	832,680	9,267,728
Genentech, Inc.(a)	686,460	56,914,399
Genzyme Corp.(a)	570,860	37,887,978
Gilead Sciences, Inc.(a)	845,390	43,233,245
Halozyme Therapeutics, Inc.(a)	254,600	1,425,760
Incyte Corp.(a)	179,500	680,305
Nanosphere, Inc.	79,600	378,896
Poniard Pharmaceuticals, Inc.(a)(b)	401,100	774,123
Rigel Pharmaceuticals, Inc.(a)	325,400	2,603,200
United Therapeutics Corp.(a)	121,600	7,606,080
Vertex Pharmaceuticals, Inc.(a)	433,520	13,170,338

		266,404,402

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	994,780	28,589,977

Health Care Equipment & Supplies — 19.8%
Alcon, Inc.	230,550	20,562,754
Alphatec Holdings, Inc.(a)	186,909	439,236
Baxter International, Inc.	644,610	34,544,650
Beckman Coulter, Inc.	280,830	12,339,670
Becton, Dickinson & Co.	447,990	30,638,036
Covidien Ltd.	477,470	17,303,513
Cyberonics, Inc. (a)(b)	526,600	8,725,762
DiaSorin SpA	171,900	3,498,943
Immucor, Inc.(a)	304,300	8,088,294
Integra LifeSciences Holdings Corp.(a)	212,230	7,549,021
Medtronic, Inc.	742,860	23,340,661
St. Jude Medical, Inc.(a)	141,600	4,667,136

		171,697,676

Health Care Providers & Services — 12.9%
AMERIGROUP Corp.(a)	72,800	2,149,056
AmerisourceBergen Corp.	342,380	12,209,271
Centene Corp.(a)	120,300	2,371,113
DaVita, Inc.(a)	451,480	22,379,864
Express Scripts, Inc.(a)	138,510	7,615,280
Fresenius Medical Care AG & Co. KGaA	337,900	15,533,840
McKesson Corp.	225,530	8,734,777
Medco Health Solutions, Inc.(a)	761,850	31,929,133
UnitedHealth Group, Inc.	343,600	9,139,760

		112,062,094

Health Care Technology — 0.3%
MedAssets, Inc.(a)	146,590	2,140,214

Life Sciences Tools & Services — 2.4%
Medivation, Inc.(a)(b)	147,100	2,143,247
Qiagen NV(a)(b)	1,063,010	18,666,456

		20,809,703

Pharmaceuticals — 28.2%
Abbott Laboratories	526,290	28,088,097
ARYx Therapeutics, Inc.(a)	122,000	366,000
AstraZeneca Plc	146,500	5,993,382
Auxilium Pharmaceuticals, Inc.(a)(b)	280,600	7,980,264
BioForm Medical, Inc.(a)	79,600	72,436
Bristol-Myers Squibb Co.	1,226,800	28,523,100
Johnson & Johnson	365,240	21,852,309
Merck & Co., Inc.	262,100	7,967,840
Novartis AG - ADR	134,140	6,674,806
Optimer Pharmaceuticals, Inc.(a)	48,800	590,968
Pfizer, Inc.	1,237,840	21,922,147
Roche Holding AG - ADR	305,000	47,219,221
Sanofi-Aventis - ADR	131,600	8,417,547
Teva Pharmaceutical Industries Ltd. - ADR	610,260	25,978,768
Wyeth	887,932	33,306,329

		244,953,214

Total Long-Term Investments (Cost — $878,599,758) — 97.6%		846,657,280

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market
Series, 0.80%(c)(d)(e)	14,036,100	14,036,100
BlackRock TempFund, 1.66%(d)(e)	15,200,000	15,200,000
TCW Money Market Fund, 1.38%(d)	10,861,235	10,861,235

Total Short-Term Securities (Cost — $40,097,335) — 4.6%		40,097,335

Total Investments Before Outstanding Options Written (Cost — $918,697,093*) — 102.2%		886,754,615

Options Written	Contracts
Exchange-Traded Call Options Written
Abbott Laboratories, Strike Price $57.50, Expires 1/17/09	(1,720)	(34,400)
Baxter International, Inc., Strike Price $57.50, Expires 1/17/09	(1,450)	(14,500)
Beckman Coulter, Inc., Strike Price $45, Expires 1/17/09	(705)	(81,075)
Genetech, Inc., Strike Price $85, Expires 1/17/09	(1,160)	(214,600)
Medco Health Solutions, Inc., Strike Price $42.50, Expires 1/16/09	(171,000)	(201,301)
Medtronic, Inc., Strike Price $35, Expires 2/21/09	(3,710)	(268,975)

		(814,851)

Exchange-Traded Put Options Written
Medco Health Solutions, Inc., Strike Price $40, Expires 1/17/09	(1,028)	(71,960)

Total Options Written (Premiums Received — $ 1,843,739) — (0.1)%		(886,811)

Total Investments Net of Outstanding Options Written — 102.1%		885,867,804
Liabilities in Excess of Other Assets — (2.1)%		(18,361,565)

Net Assets — 100.0%		$867,506,239

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$916,918,905

Gross unrealized appreciation	$44,211,088
Gross unrealized depreciation	(74,375,378)

Net unrealized depreciation	$(30,164,290)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security purchased with the cash proceeds from securities loans.

DECEMBER 31, 2008	29

Schedule of Investments (concluded)	Health Sciences Opportunities Portfolio

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(64,126,000	)**	$61,261
BlackRock TempFund	$(14,800,000	)**	$240,428

**	Represents net sales cost.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
CHF	6,200,000	USD	5,136,469	01/21/09	$689,909
GPB	7,000	USD	11,199	01/21/09	(1,141)
USD	44,366,121	CHF	53,498,000	01/21/09	(5,908,000)
USD	2,025,004	CHF	2,347,000	01/21/09	(180,562)
USD	928,635	EUR	699,000	01/21/09	(42,064)
USD	682,141	EUR	532,000	01/21/09	(56,646)
USD	122,074	EUR	95,000	01/21/09	(9,852)
USD	13,406,215	EUR	10,338,000	01/21/09	(950,138)
USD	4,398,865	EUR	3,155,000	01/21/09	17,525
USD	1,316,754	EUR	920,000	01/21/09	37,910
USD	2,688,652	EUR	1,925,000	01/21/09	15,409
USD	4,763,355	GPB	2,956,000	01/21/09	515,961
USD	751,132	GPB	477,000	01/21/09	65,745

Total					$(5,805,944)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments ***
	Assets	Assets	Liabilities
Level 1	$807,035,956	$—	$(71,960)
Level 2	79,718,659	1,342,459	(7,963,254)
Level 3	—	—	—

Total	$886,754,615	$1,342,459	$(8,035,214)

***	Other financial instruments are options written and foreign currency exchange contracts.

30	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.(a)	97,600	$8,370,176
Curtiss-Wright Corp.	161,600	5,395,824

		13,766,000

Airlines — 1.7%
Airtran Holdings, Inc.(a)(b)	1,322,800	5,873,232
Delta Air Lines, Inc.(a)(b)	783,800	8,982,348
USAirways Group, Inc.(a)	414,100	3,200,993

		18,056,573

Auto Components — 0.5%
The Goodyear Tire & Rubber Co.(a)	788,400	4,706,748

Beverages — 0.5%
Pepsi Bottling Group, Inc.	223,400	5,028,734

Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.(a)	260,600	7,917,028

Building Products — 0.3%
Owens Corning(a)	179,700	3,108,810

Capital Markets — 2.9%
Greenhill & Co., Inc.(b)	81,000	5,651,370
Invesco Ltd.	431,800	6,235,192
Knight Capital Group, Inc. - Class A(a)	220,200	3,556,230
Northern Trust Corp.	66,600	3,472,524
TD Ameritrade Holding Corp.(a)	220,800	3,146,400
Waddell & Reed Financial, Inc. - Class A	500,600	7,739,276

		29,800,992

Chemicals — 0.9%
Airgas, Inc.	234,800	9,154,852

Commercial Banks — 3.9%
Bank of Hawaii Corp.	111,500	5,036,455
BB&T Corp. (b)	135,800	3,729,068
City National Corp.	116,400	5,668,680
Commerce Bancshares, Inc.	93,620	4,114,599
First Horizon National Corp.(b)	254,746	2,692,666
Investors Bancorp, Inc.(a)	199,600	2,680,628
M&T Bank Corp.(b)	31,500	1,808,415
Marshall & IIsley Corp.(b)	188,400	2,569,776
PacWest Bancorp	115,500	3,106,950
PrivateBancorp, Inc.	77,500	2,515,650
Regions Financial Corp.	243,100	1,935,076
UMB Financial Corp.	64,700	3,179,358
Zions Bancorp(b)	60,400	1,480,404

		40,517,725

Commercial Services & Supplies — 1.5%
Iron Mountain, Inc.(a)	285,400	7,057,942
Republic Services, Inc.	357,900	8,872,341

		15,930,283

Communications Equipment — 1.4%
Harris Corp.	186,300	7,088,715
Tekelec(a)	542,000	7,230,280

		14,318,995

Computers & Peripherals — 0.3%
Western Digital Corp.(a)	219,200	2,509,840

Construction & Engineering — 1.2%
Fluor Corp.	129,600	5,815,152
Jacobs Engineering Group, Inc.(a)	134,900	6,488,690

		12,303,842

Containers & Packaging — 1.2%
Crown Holdings, Inc.(a)	374,700	7,194,240
Pactiv Corp.(a)	203,700	5,068,056

		12,262,296

Diversified Consumer Services — 1.9%
Apollo Group, Inc. - Class A(a)	125,700	9,631,134
ITT Educational Services, Inc.(a)	100,400	9,535,992

		19,167,126

Diversified Financial Services — 1.1%
IntercontinentalExchange, Inc.(a)	64,900	5,350,356
NASDAQ Stock Market, Inc.(a)	261,100	6,451,781

		11,802,137

Electric Utilities — 1.5%
DPL, Inc.	319,500	7,297,380
Northeast Utilities	361,100	8,688,066

		15,985,446

Electrical Equipment — 0.7%
GrafTech International Ltd.(a)	622,700	5,180,864
Thomas & Betts Corp.(a)	104,200	2,502,884

		7,683,748

Electronic Equipment, Instruments — 0.5%
Plexus Corp.(a)	185,500	3,144,225
SYNNEX Corp.(a)(b)	136,200	1,543,146

		4,687,371

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. - Class A	227,400	5,453,052
Jabil Circuit, Inc.	466,000	3,145,500

		8,598,552

Energy Equipment & Services — 1.0%
BJ Services Co.	381,800	4,455,606
Gulf Island Fabrication, Inc.	157,100	2,263,811
Helmerich & Payne, Inc.	153,400	3,489,850

		10,209,267

Food & Staples Retailing — 0.5%
Safeway, Inc.	162,700	3,867,379
SUPERVALU, Inc.	99,300	1,449,780

		5,317,159

Food Products — 2.9%
Dean Foods Co.(a)	125,100	2,248,047
Flowers Foods, Inc.	223,000	5,432,280
The J.M. Smucker Co.	116,100	5,034,096
Ralcorp Holdings, Inc.(a)	88,200	5,150,880
Smithfield Foods, Inc.(a)(b)	371,600	5,228,412
TreeHouse Foods, Inc.(a)	262,200	7,142,328

		30,236,043

Gas Utilities — 0.6%
AGL Resources, Inc.	185,200	5,806,020

Health Care Equipment & Supplies — 2.2%
Beckman Coulter, Inc.	179,000	7,865,260
Becton, Dickinson & Co.	139,100	9,513,049
Immucor, Inc.(a)	212,900	5,658,882

		23,037,191

DECEMBER 31, 2008	31

Schedule of Investments (continued)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Comon Stocks
Health Care Providers & Services — 5.0%
AMERIGROUP Corp.(a)	47,700	$1,408,104
AmerisourceBergen Corp.	439,700	15,679,702
DaVita, Inc.(a)	302,300	14,985,011
Express Scripts, Inc.(a)	132,600	7,290,348
McKesson Corp.	136,800	5,298,264
Quest Diagnostics, Inc.	149,300	7,750,163

		52,411,592

Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc.(a)	140,900	3,385,827
Burger King Holdings, Inc.	368,800	8,806,944
Darden Restaurants, Inc.	188,600	5,314,748
Life Time Fitness, Inc.(a)(b)	183,400	2,375,030

		19,882,549

Household Durables — 2.2%
Black & Decker Corp.	37,500	1,567,875
Fortune Brands, Inc.	97,700	4,033,056
Jarden Corp.(a)(b)	313,400	3,604,100
Lennar Corp. - Class A(b)	375,700	3,257,319
Mohawk Industries, Inc.(a)	47,700	2,049,669
Toll Brothers, Inc.(a)	303,900	6,512,577
Whirlpool Corp.(b)	48,000	1,984,800

		23,009,396

Household Products — 0.3%
Clorox Co.	47,800	2,655,768

Insurance — 4.3%
Allied World Assurance Co. Holdings Ltd.	65,600	2,663,360
Aon Corp.	120,000	5,481,600
AXIS Capital Holdings Ltd.	128,100	3,730,272
The Hanover Insurance Group, Inc.	127,800	5,491,566
IPC Holdings Ltd.	93,700	2,801,630
Platinum Underwriters Holdings Ltd.	82,700	2,983,816
ProAssurance Corp.(a)	66,800	3,525,704
Reinsurance Group of America, Inc.	66,200	2,834,684
RenaissanceRe Holdings Ltd.	60,200	3,103,912
Torchmark Corp.	62,700	2,802,690
Unum Group	163,900	3,048,540
Validus Holdings Ltd.	101,200	2,647,392
W.R. Berkley Corp.	128,700	3,989,700

		45,104,866

Internet & Catalog Retail — 0.5%
priceline.com, Inc.(a)(b)	74,600	5,494,290

Internet Software & Services — 1.4%
Ariba, Inc.(a)	560,300	4,039,763
Digital River, Inc.(a)	152,300	3,777,040
VeriSign, Inc.(a)	358,500	6,840,180

		14,656,983

IT Services — 0.6%
SAIC, Inc.(a)	305,500	5,951,140

Leisure Equipment & Products — 1.0%
Jakks Pacific, Inc.(a)	177,300	3,657,699
Mattel, Inc.	401,800	6,428,800

		10,086,499

Life Sciences Tools & Services — 1.1%
Qiagen NV(a)	656,300	11,524,628

Machinery — 1.7%
Cummins, Inc.	130,900	3,498,957
Gardner Denver, Inc.(a)	132,600	3,094,884
SPX Corp.	91,100	3,694,105
Terex Corp.(a)	232,700	4,030,364
Trinity Industries, Inc.	234,200	3,690,992

		18,009,302

Marine — 0.4%
Eagle Bulk Shipping, Inc.(b)	646,400	4,408,448

Media — 1.3%
Liberty Media Corp. - Entertainment - Series A(a)	462,500	8,084,500
Lions Gate Entertainment Corp.(a)	421,300	2,317,150
Marvel Entertainment, Inc.(a)	112,500	3,459,375

		13,861,025

Metals & Mining — 3.1%
Alcoa, Inc.	383,300	4,315,958
Kinross Gold Corp.	289,100	5,325,222
Nucor Corp.	158,800	7,336,560
Royal Gold, Inc.	189,500	9,325,295
Steel Dynamics, Inc.	482,600	5,395,468

		31,698,503

Multiline Retail — 0.3%
Nordstrom, Inc.(b)	199,400	2,654,014

Multi-Utilities — 2.4%
NSTAR	229,000	8,356,210
Wisconsin Energy Corp.	159,900	6,712,602
Xcel Energy, Inc.	533,200	9,890,860

		24,959,672

Oil, Gas & Consumable Fuels — 5.2%
Cabot Oil & Gas Corp.	159,900	4,157,400
Comstock Resources, Inc.(a)	95,200	4,498,200
CONSOL Energy, Inc.	129,400	3,698,252
Continental Resources, Inc.(a)(b)	174,000	3,603,540
Encore Acquisition Co.(a)	154,000	3,930,080
Noble Energy, Inc.	158,000	7,776,760
Peabody Energy Corp.	145,600	3,312,400
PetroHawk Energy Corp.(a)	481,200	7,521,156
Range Resources Corp.	169,400	5,825,666
Southwestern Energy Co.(a)	189,900	5,501,403
Ultra Petroleum Corp.(a)	123,800	4,272,338

		54,097,195

Professional Services — 2.2%
The Dun & Bradstreet Corp.	122,300	9,441,560
FTI Consulting, Inc.(a)	56,600	2,528,888
Watson Wyatt Worldwide, Inc. - Class A	235,900	11,280,738

		23,251,186

Real Estate Investment Trusts — 3.9%
AMB Property Corp.	130,100	3,046,942
AvalonBay Communities, Inc.	81,000	4,906,980
Boston Properties, Inc.	60,400	3,322,000
Equity Residential	74,800	2,230,536
Health Care REIT, Inc.	66,100	2,789,420
Plum Creek Timber Co., Inc.	123,300	4,283,442
Rayonier, Inc.	142,400	4,464,240
Taubman Centers, Inc.	178,300	4,539,518
Ventas, Inc.	50,900	1,708,713
Vornado Realty Trust(b)	60,400	3,645,140

32	DECEMBER 31, 2008

Schedule of Investments (continued)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Real Estate Investment Trusts (concluded)
Washington Real Estate Investment Trust(b)	195,500	$5,532,650

		40,469,581

Road & Rail — 1.5%
Con-Way, Inc.	143,900	3,827,740
Heartland Express, Inc.	297,100	4,682,296
Knight Transportation, Inc.(b)	235,200	3,791,424
Werner Enterprises, Inc.	206,300	3,577,242

		15,878,702

Semiconductors & Semiconductor Equipment — 3.2%
Altera Corp.	255,400	4,267,734
Analog Devices, Inc.	237,600	4,519,152
Cavium Networks, Inc.(a)(b)	63,700	669,487
Hittite Microwave Corp.(a)	194,600	5,732,916
Intersil Corp. - Class A	277,900	2,553,901
Netlogic Microsystems, Inc.(a)	248,000	5,458,480
PMC-Sierra, Inc.(a)	1,203,900	5,850,954
Varian Semiconductor Equipment Associates, Inc.(a)	246,500	4,466,580

		33,519,204

Software — 4.1%
BMC Software, Inc.(a)	296,900	7,989,579
Citrix Systems, Inc.(a)	176,200	4,153,034
McAfee, Inc.(a)	175,000	6,049,750
Quest Software, Inc.(a)	96,247	1,211,750
Salesforce.com, Inc.(a)	187,800	6,011,478
Solera Holdings, Inc.(a)	261,900	6,311,790
Sybase, Inc.(a)	267,600	6,628,452
TIBCO Software, Inc.(a)	786,200	4,080,378

		42,436,211

Specialty Retail — 2.8%
American Eagle Outfitters, Inc.	355,200	3,324,672
Chico’s FAS, Inc.(a)	804,400	3,362,392
Guess?, Inc.	255,500	3,921,925
Gymboree Corp.(a)	154,700	4,036,123
O’Reilly Automotive, Inc.(a)	125,100	3,845,574
Ross Stores, Inc.	209,800	6,237,354
Urban Outfitters, Inc.(a)	314,000	4,703,720

		29,431,760

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.(a)	212,100	4,405,317
Iconix Brand Group, Inc.(a)	431,000	4,215,180
VF Corp.	107,500	5,887,775

		14,508,272

Thrifts & Mortgage Finance — 1.7%
Capitol Federal Financial	82,200	3,748,320
First Niagara Financial Group, Inc.	208,300	3,368,211
Hudson City Bancorp, Inc.	327,600	5,228,496
People’s United Financial, Inc.	317,800	5,666,374

		18,011,401

Wireless Telecommunication Services — 1.6%
American Tower Corp. - Class A(a)	206,400	6,051,648
Centennial Communications Corp.(a)	357,500	2,881,450
NII Holdings, Inc.(a)	149,000	2,708,820
SBA Communications Corp.(a)	304,000	4,961,280

		16,603,198

Total Long-Term Investments (Cost — $1,005,017,291) — 87.2%		906,488,163

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e)	53,169,450	53,169,450
BlackRock TempFund, 1.66%(c)(e)	67,000,000	67,000,000
TCW Money Market Fund, 1.38%(e)	48,947,318	48,947,318

Total Short-Term Securities (Cost — $169,116,768) — 16.2%		169,116,768

Total Investments (Cost — $1,174,134,059*) — 103.4%		1,075,604,931
Liabilities in Excess of Other Assets — (3.4)%		(35,711,323)

Net Assets — 100.0%		$1,039,893,608

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,175,470,411

Gross unrealized appreciation	$41,164,979
Gross unrealized depreciation	(141,030,459)

Net unrealized depreciation	$(99,865,480)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(23,192,050	)**	$305,253
BlackRock TempFund	$37,000,000	***	$375,006

**	Represents net sales cost.

***	Represents net purchase cost.

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

DECEMBER 31, 2008	33

Schedule of Investments (concluded)	U.S. Opportunities Portfolio

•	Cash of $7,125,000 pledged as collateral in connection with open financial futures contracts.

•	Financial futures contracts as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
1,175	Russell ICE MINI	March 2009	$58,009,750	$4,520,272

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments ****
	Assets	Assets
Level 1	$1,075,604,931	$4,520,272
Level 2	—	—
Level 3	—	—

Total	$1,075,604,931	$4,520,272

****	Other financial instruments are futures contracts.

34	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 1.5%
BHP Billiton Ltd.	24,500	$520,482
Santos Ltd.	43,800	458,933

		979,415

Belgium — 1.0%
Belgacom SA	17,500	668,997

Bermuda — 0.8%
Covidien Ltd.	9,100	329,784
IPC Holdings Ltd.	5,500	164,450

		494,234

Brazil — 0.5%
Banco Bradesco SA	5,000	49,350
Banco Itau Holding Financeira SA	5,000	58,000
BM&FBOVESPA SA(a)	20,942	54,062
Companhia Energetica de Minas Gerais - CEMIG - ADR	49	673
Unibanco SA - ADR	2,100	135,702

		297,787

Canada — 4.5%
EnCana Corp.	7,500	346,051
Goldcorp, Inc.	17,100	531,769
Imperial Oil Ltd.	8,100	268,950
Kinross Gold Corp.	33,100	603,281
Potash Corp. of Saskatchewan, Inc.	5,300	388,066
Research In Motion Ltd.(a)	3,200	129,856
Royal Bank of Canada	4,700	137,440
Shoppers Drug Mart Corp.	8,600	334,735
Toronto-Dominion Bank - ADR	4,600	161,904

		2,902,052

China — 2.3%
China Construction Bank Corp. - Class H	881,600	490,498
China Railway Construction Corp. - Class H(a)	149,900	224,417
Industrial & Commercial Bank of China - Class H - ADR	1,028,900	546,260
Sina Corp.(a)	9,200	212,980

		1,474,155

Finland — 0.7%
Kesko Oyj - Series B	18,500	466,150

France — 3.4%
France Telecom SA	16,600	462,686
Mercialys SA	1,100	34,739
Nexans SA	4,400	263,482
PPR	3,300	216,068
Sanofi-Aventis - ADR	2,600	166,304
Societe Generale	2,600	131,905
Societe Immobiliere de Location pour l’Industrie et le Commerce	700	65,396
Total SA	9,400	516,804
Unibail-Rodamco	500	74,697
Vivendi Universal SA	8,400	273,790

		2,205,871

Germany — 4.0%
Adidas AG	11,200	426,940
Allianz SE	1,300	138,321
Deutsche Boerse AG	3,100	224,282
Fresenius Medical Care AG & Co. KGaA	10,900	501,091
Linde AG	4,400	369,285
Muenchener Rueckversicherungs-Gesellschaft AG	1,300	201,822
Salzgitter AG	9,100	707,207

		2,568,948

Hong Kong — 1.3%
China Mobile Ltd.	20,900	212,054
China Unicom Hong Kong Ltd.	154,400	187,754
The Hong Kong & Shanghai Hotels Ltd.	253,500	192,573
Industrial and Commercial Bank of China (Asia) Ltd.	70,400	75,801
New World Development Co. Ltd.	139,700	143,042

		811,224

India — 0.8%
Bharti Tele-Ventures Ltd.(a)	35,200	518,877

Israel — 0.5%
Teva Pharmaceutical Industries Ltd. - ADR	7,800	332,046

Italy — 1.0%
Credito Emiliano SpA	15,500	81,810
ENI SpA	15,700	377,799
Intesa Sanpaolo SpA	58,700	213,238

		672,847

Japan — 9.7%
Amada Co. Ltd.	71,600	348,236
Benesse Corp.	13,100	573,271
Daihatsu Motor Co. Ltd.	29,000	256,267
The Gunma Bank Ltd.	38,200	244,543
Hino Motors Ltd.	109,000	224,670
ITOCHU Corp.	59,300	299,174
Kurita Water Industries Ltd.	20,600	556,894
Mitsubishi Electric Corp.	73,800	462,486
Mitsubishi Estate Co. Ltd.	5,700	94,158
Mitsubishi Tokyo Financial Group, Inc.	27,400	172,213
Mitsui Fudosan Co. Ltd.	5,700	95,032
Mizuho Financial Group, Inc.	71	201,950
Nintendo Co. Ltd.	2,300	878,949
Sumitomo Metal Mining Co. Ltd.	37,000	395,811
The Tokyo Electric Power Co.	7,800	260,378
Tokyo Gas Co. Ltd.	57,000	288,926
Toyo Suisan Kaisha Ltd.	13,100	377,495
Yamato Holdings Co. Ltd.	37,400	489,072

		6,219,525

Mexico — 0.5%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	11,800	355,534

Netherlands — 1.3%
Corio NV	1,900	87,492
Heineken Holding NV	12,500	357,057
Royal Dutch Shell - B Shares	15,600	395,436

		839,985

Norway — 1.5%
Norsk Hydro ASA	137,200	559,009
StatoilHydro ASA	24,100	403,067

		962,076

Singapore — 1.6%
Singapore Airlines Ltd.	46,700	367,293
United Overseas Bank Ltd.	41,400	374,133

DECEMBER 31, 2008	35

Schedule of Investments (continued)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Singapore (concluded)
Wilmar International Ltd.	137,800	$269,997

		1,011,423

South Africa — 1.0%
Naspers Ltd. - N Shares	34,100	616,878

South Korea — 1.3%
LG Electronics, Inc.(a)	3,700	224,675
Samsung Electronics Co. Ltd.	1,600	583,344

		808,019

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	13,800	170,987
Banco Santander SA	23,500	227,026
Inditex SA	8,100	360,700

		758,713

Sweden — 0.7%
Atlas Copco AB - A Shares	32,200	283,311
Nordea Bank AB	26,500	188,884

		472,195

Switzerland — 3.0%
ACE Ltd.	4,500	238,140
Credit Suisse Group AG - ADR	3,400	95,284
Julius Baer Holding AG	6,100	236,420
Nestle SA	12,300	487,057
Roche Holding AG - ADR	4,700	727,640
UBS AG(a)	9,400	136,764

		1,921,305

Taiwan — 2.7%
ASUSTeK Computer, Inc.	250,965	283,212
Hon Hai Precision Industry Co. Ltd.	118,980	234,600
HTC Corp.	28,810	289,191
Taiwan Mobile Co. Ltd.	341,619	508,339
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	51,500	406,850

		1,722,192

Thailand — 0.3%
Bangkok Bank Public Co. Ltd - ADR	110,100	223,015

United Kingdom — 4.4%
AstraZeneca Plc	8,800	360,012
Barclays Plc	37,200	84,552
BG Group Plc	20,300	280,984
Charter International Plc	45,000	213,506
HSBC Holdings Plc	37,600	367,999
Imperial Tobacco Group Plc	17,300	462,101
Man Group Plc	37,700	129,694
Prudential Plc	22,300	135,366
Standard Chartered Plc	12,729	162,881
Unilever Plc	14,700	337,656
WPP Plc	45,000	263,130

		2,797,881

United States — 42.0%
Alcoa, Inc.	24,100	271,366
Amgen, Inc.(a)	18,700	1,079,925
Anadarko Petroleum Corp.	10,400	400,920
Analog Devices, Inc.	18,000	342,360
Aon Corp.	7,600	347,168
Apache Corp.	4,800	357,744
AvalonBay Communities, Inc.	5,500	333,190
Bank of America Corp.	12,300	173,184
BB&T Corp.	4,600	126,316
Becton, Dickinson & Co.	4,900	335,111
Boston Properties, Inc.	2,300	126,500
Bristol-Myers Squibb Co.	16,700	388,275
Campbell Soup Co.	10,400	312,104
Caterpillar, Inc.	9,200	410,964
The Charles Schwab Corp.	13,300	215,061
Cisco Systems, Inc.(a)	19,900	324,370
Citigroup, Inc.	19,400	130,174
Commerce Bancshares, Inc.	2,970	130,531
CONSOL Energy, Inc.	13,600	388,688
Con-Way, Inc.	9,400	250,040
Cummins, Inc.	10,500	280,665
Delta Air Lines, Inc.(a)	49,000	561,540
Devon Energy Corp.	4,200	275,982
The Dow Chemical Co.	13,700	206,733
eBay, Inc.(a)	28,300	395,068
EOG Resources, Inc.	4,600	306,268
Exxon Mobil Corp.	9,800	782,334
Fluor Corp.	7,400	332,038
FPL Group, Inc.	6,400	322,112
Freeport-McMoRan Copper & Gold, Inc.	16,700	408,148
FTI Consulting, Inc.(a)	4,200	187,656
Genentech, Inc.(a)	13,400	1,110,994
Genzyme Corp.(a)	6,000	398,220
GrafTech International Ltd.(a)	24,200	201,344
Hewlett-Packard Co.	8,700	315,723
Hudson City Bancorp, Inc.	14,900	237,804
Intel Corp.	22,300	326,918
IntercontinentalExchange, Inc.(a)	4,200	346,248
International Business Machines Corp.	4,200	353,472
The J.M. Smucker Co.	7,128	309,070
Jacobs Engineering Group, Inc.(a)	7,800	375,180
JetBlue Airways Corp.(a)	84,400	599,240
JPMorgan Chase & Co.	11,300	356,289
Kohl’s Corp.(a)	8,700	314,940
McDonald’s Corp.	5,100	317,169
Medco Health Solutions, Inc.(a)	9,700	406,527
Medtronic, Inc.(b)	11,900	373,898
Microsoft Corp.	18,000	349,920
NASDAQ Stock Market, Inc.(a)	11,900	294,049
NII Holdings, Inc.(a)	10,100	183,618
Nike, Inc. - Class B	9,100	464,100
Noble Energy, Inc.	5,300	260,866
Northern Trust Corp.	2,800	145,992
Nucor Corp.	8,100	374,220
Occidental Petroleum Corp.	5,000	299,950
Oracle Corp.(a)	14,100	249,993
Peabody Energy Corp.	13,500	307,125
People’s United Financial, Inc.	11,200	199,696
PetroHawk Energy Corp.(a)	19,100	298,533
Pfizer, Inc.	30,300	536,613
Procter & Gamble Co.	10,054	621,547
Public Service Enterprise Group, Inc.	10,400	303,368
QUALCOMM, Inc.(b)	11,000	394,130
Ralcorp Holdings, Inc.(a)	5,400	315,360
Range Resources Corp.	6,600	226,974
Regions Financial Corp.	16,000	127,360
Reinsurance Group of America, Inc.	4,300	184,126
T. Rowe Price Group, Inc.	5,500	194,920
The Travelers Cos., Inc.	8,700	393,240
TreeHouse Foods, Inc.(a)	18,100	493,044

36	DECEMBER 31, 2008

Schedule of Investments (continued)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
U.S. Bancorp	6,900	$172,569
Ultra Petroleum Corp.(a)	8,600	296,786
UMB Financial Corp.	2,800	137,592
Wal-Mart Stores, Inc.	7,200	403,632
The Walt Disney Co.	18,100	410,689
Wells Fargo & Co.	9,700	285,956
Wyeth	10,300	386,353
XTO Energy, Inc.	11,900	419,713
Yum! Brands, Inc.	11,900	374,850

		26,952,455

Total Long-Term Investments (Cost — $72,628,702) — 93.5%		60,053,799

Short-Term Securities
TCW Money Market Fund, 1.38%(c) (Cost — $3,519,565) — 5.5%	3,519,565	3,519,565

Total Investments (Cost — $76,148,267*) — 99.0%		63,573,364
Other Assets in Excess of Liabilities — 1.0%		622,811

Net Assets — 100.0%		$64,196,175

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$76,920,788

Gross unrealized appreciation	$2,663,151
Gross unrealized depreciation	(16,010,575)

Net unrealized depreciation	$(13,347,424)

(a)	Non-income producing security.

(b)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(c)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	17,004,000	USD	188,535	01/06/09	$(957)
AUD	253,000	USD	158,713	01/21/09	17,249
AUD	1,445,000	USD	937,301	01/21/09	67,702
AUD	990,000	USD	641,708	01/21/09	46,841
AUD	1,460,000	USD	968,433	01/21/09	47,003
AUD	105,400	USD	69,000	01/21/09	4,306
CAD	1,462,000	USD	1,229,905	01/21/09	(46,046)
CAD	207,900	USD	167,048	01/21/09	1,299
CAD	1,120,000	USD	883,444	01/21/09	23,479
CAD	1,137,793	USD	910,495	01/21/09	10,837
CAD	1,000	USD	810	01/21/09	—
CHF	216,000	USD	180,737	01/21/09	22,246
CHF	540,000	USD	448,092	01/21/09	59,367
CHF	348,000	USD	300,544	01/21/09	26,485
DKK	1,617,000	USD	291,967	01/21/09	9,480
DKK	1,000	USD	172	01/21/09	14
EUR	57,200	USD	81,892	01/21/09	(2,457)
EUR	547,000	USD	709,270	01/21/09	50,348
EUR	269,000	USD	345,237	01/21/09	28,322
EUR	577,700	USD	805,712	01/21/09	(3,462)
EUR	276,000	USD	344,280	01/21/09	39,000
EUR	300,000	USD	380,670	01/21/09	35,939
GPB	343,000	USD	539,631	01/21/09	(46,783)
GPB	1,654,000	USD	2,646,053	01/21/09	(269,467)
GPB	83,400	USD	123,834	01/21/09	(3,999)
GPB	129,700	USD	194,941	01/21/09	(8,579)
GPB	181,000	USD	265,699	01/21/09	(5,625)
HKD	1,275,100	USD	164,600	01/21/09	(49)
HKD	2,318,000	USD	299,081	01/21/09	55
HKD	11,326,000	USD	1,462,022	01/21/09	(410)
JPY	28,298,500	USD	315,920	01/21/09	(3,609)
JPY	17,182,500	USD	187,714	01/21/09	1,918
JPY	261,589,000	USD	2,588,452	01/21/09	298,523
JPY	67,983,000	USD	679,647	01/21/09	70,635
NOK	1,000	USD	146	01/21/09	(3)
NOK	249,000	USD	34,826	01/21/09	676
SEK	5,379,000	USD	722,205	01/21/09	(42,292)
USD	245,660	AUD	374,000	01/21/09	(14,458)
USD	361,836	AUD	547,000	01/21/09	(18,604)
USD	69,714	AUD	108,000	01/21/09	(5,400)
USD	81,365	AUD	126,000	01/21/09	(6,269)
USD	910,494	AUD	1,445,000	01/21/09	(94,509)
USD	494,619	AUD	790,000	01/21/09	(54,830)
USD	549,586	CAD	680,000	01/21/09	(1,046)
USD	567,689	CAD	736,000	01/21/09	(28,289)
USD	754,551	CAD	947,000	01/21/09	(12,285)
USD	937,302	CAD	1,136,228	01/21/09	17,237
USD	177,112	EUR	138,000	01/21/09	(14,528)
USD	1,078,758	EUR	812,000	01/21/09	(48,864)
USD	273,088	GPB	180,000	01/21/09	14,451
USD	173,615	GPB	113,000	01/21/09	11,249
USD	286,833	GPB	178,000	01/21/09	31,069
USD	467,499	HKD	3,623,000	01/21/09	(47)
USD	795,713	JPY	77,555,000	01/21/09	(60,207)
USD	624,021	JPY	57,775,000	01/21/09	(13,601)
USD	211,947	JPY	20,206,000	01/21/09	(11,053)
USD	572,508	JPY	52,000,000	01/21/09	(1,380)

DECEMBER 31, 2008	37

Schedule of Investments (concluded)	Global Opportunities Portfolio

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	242,245	JPY	21,501,500	01/21/09	$4,947
USD	286,038	JPY	25,929,500	01/21/09	(128)
USD	188,579	JPY	17,004,000	01/21/09	918
USD	401,248	NOK	2,728,500	01/21/09	12,227
USD	173,149	NOK	1,216,000	01/21/09	(225)
USD	214,437	NOK	1,403,000	01/21/09	14,401
USD	244,513	SEK	1,940,500	01/21/09	(768)
USD	523,891	SGD	772,000	01/21/09	(11,551)
USD	86,271	SGD	132,000	01/21/09	(5,282)
USD	171,107	SGD	258,000	01/21/09	(7,835)
USD	18,675	ZAR	195,000	01/21/09	(2,276)
ZAR	195,000	USD	18,933	01/21/09	2,018

Total					$123,068

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
40	Russell ICE Mini	March 2009	$1,974,800	$153,882

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
	Assets	Assets	Liabilities
Level 1	$35,926,447	$153,882	$—
Level 2	27,646,917	970,241	(847,173)
Level 3	—	—	—

Total	$63,573,364	$1,124,123	$(847,173)

**	Other financial instruments are futures and foreign currency exchange contracts.

38	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 2.2%
BHP Billiton Ltd.	333,600	$7,087,053
Centennial Coal Co. Ltd.	1,656,800	3,881,874
National Australia Bank Ltd.	96,600	1,420,179
Santos Ltd.	611,200	6,404,102
Westpac Banking Corp. Ltd.	117,800	1,412,858

		20,206,066

Brazil — 1.1%
Banco Bradesco SA - ADR	230,400	2,231,876
BM&FBOVESPA SA(a)	422,700	1,091,190
Companhia Energetica de Minas Gerais - CEMIG - ADR(b)	248,564	3,415,269
Tele Norte Leste Participacoes SA - ADR	285,000	3,967,200

		10,705,535

Canada — 7.4%
Barrick Gold Corp.	266,200	9,640,990
EnCana Corp.	186,200	8,591,294
Goldcorp, Inc.	241,600	7,513,183
Imperial Oil Ltd.	181,400	6,023,156
Kinross Gold Corp.	429,900	7,835,358
Potash Corp. of Saskatchewan, Inc.	92,500	6,772,850
Research In Motion Ltd.(a)	46,600	1,891,028
Royal Bank of Canada	111,900	3,272,248
Shoppers Drug Mart Corp.	116,200	4,522,811
Talisman Energy, Inc.	632,700	6,242,435
Toronto-Dominion Bank - ADR	96,400	3,392,936
TriStar Oil & Gas Ltd.(a)	387,400	3,580,586

		69,278,875

China — 2.6%
Angang Steel Co. Ltd. - Class H	3,448,800	3,903,150
China Construction Bank Corp. - Class H	12,313,700	6,850,998
China Life Insurance Co. Ltd.	751,100	2,307,741
China Railway Construction Corp. - Class H(a)	2,149,900	3,218,636
Hongguo International Holdings Ltd.	4,210,657	589,346
Industrial & Commercial Bank of China - Class H - ADR	14,376,900	7,632,939

		24,502,810

Denmark — 0.7%
TrygVesta AS	101,300	6,383,891

France — 4.3%
AXA SA	101,600	2,280,472
Compagnie Generale des Etablissements Michelin - Class B	81,300	4,295,375
France Telecom SA	162,900	4,540,458
Klepierre	95,200	2,341,163
Mercialys SA	16,100	508,447
PPR	47,100	3,083,884
Sanofi-Aventis - ADR	76,200	4,873,990
Societe Generale	47,500	2,409,813
Societe Immobiliere de Location pour l’Industrie et le Commerce	10,300	962,258
Sodexo	83,400	4,635,106
Total SA	136,400	7,499,153
Unibail-Rodamco	16,600	2,479,949

		39,910,068

Germany — 8.5%
Adidas AG	154,200	5,878,044
Allianz SE	18,600	1,979,051
Deutsche Bank AG	52,600	2,080,129
Deutsche Boerse AG	37,700	2,727,555
Deutsche Telekom AG	543,300	8,214,311
Fresenius Medical Care AG & Co. KGaA	210,400	9,672,448
Gerry Weber International AG	188,751	5,510,107
Hannover Rueckversicherung AG	193,200	6,143,906
MAN AG	97,900	5,491,575
Muenchener Rueckversicherungs-Gesellschaft AG	18,000	2,794,457
Rhoen Klinikum AG	315,300	7,614,927
RWE AG	47,300	4,201,041
Salzgitter AG	124,000	9,636,670
SGL Carbon AG(a)	234,500	7,867,800

		79,812,021

Hong Kong — 3.0%
China Mobile Ltd.	288,600	2,928,169
China Unicom Hong Kong Ltd.	2,147,500	2,611,402
CNOOC Ltd. - ADR	40,000	3,809,600
Hong Kong Exchanges & Clearing Ltd.	328,700	3,155,827
Huabao International Holdings Ltd.	10,655,800	7,002,803
New World Development Co. Ltd.	3,298,700	3,377,609
REXCAPITAL Financial Holdings Ltd.(a)	34,140,900	822,735
Wheelock & Co. Ltd.	2,051,600	4,521,165

		28,229,310

India — 1.5%
Bharti Tele-Ventures Ltd.(a)	492,457	7,259,218
HDFC Bank Ltd.	154,100	3,185,000
State Bank of India Ltd.	137,700	3,656,701

		14,100,919

Israel — 0.5%
Teva Pharmaceutical Industries Ltd. - ADR	109,400	4,657,158

Italy — 2.6%
Benetton Group SpA	705,600	6,123,096
ENI SpA	224,100	5,392,661
Intesa Sanpaolo SpA	1,023,800	3,719,143
Parmalat SpA	1,312,600	2,202,006
UniCredito Italiano SpA	1,141,800	2,903,053
Unione di Banche Italiane ScpA	261,800	3,839,625

		24,179,584

Japan — 18.6%
Air Water, Inc.	661,400	5,896,573
Amada Co. Ltd.	1,237,200	6,017,281
The Bank of Kyoto Ltd.	607,200	6,805,176
Benesse Corp.	183,500	8,030,171
Circle K Sunkus Co. Ltd.	474,500	8,584,584
Geo Corp.	4,000	3,278,144
Hokuto Corp.	183,200	5,200,499
Hosiden Corp.	545,700	8,624,489
Kamigumi Co. Ltd.	522,200	4,639,633
Kintetsu World Express, Inc.	383,700	7,554,123
Kurita Water Industries Ltd.	271,800	7,347,754
Matsui Securities Co. Ltd.	370,700	3,097,352
Mitsubishi Estate Co. Ltd.	82,200	1,357,852
Mitsubishi Tokyo Financial Group, Inc.	728,800	4,580,616
Mitsui Fudosan Co. Ltd.	82,300	1,372,125
Mizuho Financial Group, Inc.	1,026	2,918,329
Nihon Nohyaku Co. Ltd.	628,500	4,243,238
Nintendo Co. Ltd.	28,900	11,044,184
Nippon Carbon Co. Ltd.	1,169,000	3,532,131
Nippon Express Co. Ltd.	802,100	3,380,944
Nissha Printing Co. Ltd.	63,800	2,538,860
Seino Holdings Corp.	960,000	5,358,166

DECEMBER 31, 2008	39

Schedule of Investments (continued)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (concluded)
Shimano, Inc.	135,800	$5,345,997
Shinko Securities Co. Ltd.	1,358,600	2,980,951
Sumitomo Metal Mining Co. Ltd.	510,000	5,455,774
Sumitomo Mitsui Financial Group, Inc.	600	2,497,293
The Tokyo Electric Power Co.	110,200	3,678,669
Tokyo Gas Co. Ltd.	802,000	4,065,239
Tokyo Steel Manufacturing Co. Ltd	328,600	3,447,808
Toyo Seikan Kaisha Ltd.	392,500	6,803,557
Toyo Suisan Kaisha Ltd.	165,000	4,754,706
Yamato Holdings Co. Ltd.	499,000	6,525,323
Yamato Kogyo Co. Ltd.	241,800	6,544,112
Zeon Corp.	1,790,100	6,128,069

		173,629,722

Luxembourg — 0.7%
SES SA	317,000	6,143,611

Mexico — 0.5%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	164,800	4,965,424

Netherlands — 2.7%
Corio NV	28,100	1,293,965
Heineken NV	161,000	4,929,287
Qiagen NV(a)	778,700	13,772,515
Royal Dutch Shell - B Shares	214,500	5,437,244

		25,433,011

Norway — 2.1%
Norsk Hydro ASA	1,762,800	7,182,365
StatoilHydro ASA	344,600	5,763,363
Yara International ASA	304,700	6,702,415

		19,648,143

Philippines — 0.7%
Philippine Long Distance Telephone Co. - ADR	135,400	6,357,030

Singapore — 1.0%
Singapore Airlines Ltd.	651,300	5,122,436
Wilmar International Ltd.	1,922,100	3,766,054

		8,888,490

South Africa — 0.6%
Naspers Ltd. - N Shares	306,300	5,541,052

South Korea — 1.9%
LG Chem Ltd.(a)	75,300	4,334,620
LG Electronics, Inc.(a)	53,800	3,266,894
Samsung Electronics Co. Ltd.	19,000	6,927,217
Samsung Securities Co. Ltd.	67,400	3,400,461

		17,929,192

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	372,300	4,612,934
Banco Santander SA	558,400	5,394,528
Inditex SA	113,900	5,072,059
Telefonica SA	227,900	5,144,082

		20,223,603

Sweden — 0.7%
Atlas Copco AB - A Shares	447,100	3,933,803
Nordea Bank AB	297,900	2,123,338

		6,057,141

Switzerland — 3.5%
ACE Ltd.	63,100	3,339,252
Compagnie Financiere Richemont SA	106,700	2,033,049
Credit Suisse Group AG - ADR	113,200	3,172,382
Julius Baer Holding AG	42,800	1,658,813
Nestle SA	228,500	9,048,176
Novartis AG	95,800	4,797,803
Roche Holding AG - ADR	47,200	7,307,368
UBS AG(a)	114,500	1,665,901

		33,022,744

Taiwan — 3.4%
ASUSTeK Computer, Inc.	2,288,691	2,582,769
Chang Hwa Commercial Bank	6,816,400	2,682,945
Chunghwa Telecom Co. Ltd.	650,580	1,047,956
GeoVision, Inc.	491,000	1,759,703
Hon Hai Precision Industry Co. Ltd.	1,242,000	2,448,927
HTC Corp.	206,960	2,077,434
Polaris Securities Co. Ltd.	11,367,304	4,052,215
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	819,834	6,476,689
U-Ming Marine Transport Corp.	3,510,224	4,237,626
Yuanta Financial Holding Co. Ltd.	10,301,000	4,690,123

		32,056,387

Thailand — 1.0%
Bangkok Bank Public Co. Ltd.	1,638,900	3,292,844
Banpu Public Co. Ltd.	499,700	3,372,459
Siam Commercial Bank Public Co. Ltd.	2,133,000	2,959,093

		9,624,396

United Kingdom — 14.0%
Antofagasta Plc	1,443,300	9,040,988
AstraZeneca Plc	118,800	4,860,162
Barclays Plc	1,311,900	2,981,805
Beazley Group Plc	2,000,000	3,959,284
BG Group Plc	311,100	4,306,118
British American Tobacco Plc	104,587	2,728,337
Britvic Plc	1,816,000	6,956,272
Cable & Wireless Plc	2,289,800	5,178,457
Catlin Group Ltd.	630,000	3,965,554
Charter International Plc	612,800	2,907,482
Cookson Group Plc	1,401,100	2,547,462
Dana Petroleum Plc(a)	360,600	5,182,114
De La Rue Plc	130,598	1,722,265
Domino’s Pizza UK & IRL Plc	1,634,800	3,958,197
Hiscox Ltd.	1,911,400	9,512,225
HSBC Holdings Plc	914,800	8,953,329
Imperial Tobacco Group Plc	306,550	8,188,262
InterContinental Hotels Group Plc	327,504	2,701,955
Man Group Plc	322,900	1,110,826
Next Plc	391,100	6,145,798
Premier Oil Plc(a)	337,600	4,842,492
Prudential Plc	633,900	3,847,926
Standard Chartered Plc	268,859	3,440,335
Unilever Plc	306,000	7,028,763
Vodafone Group Plc	4,503,700	9,222,017
VT Group Plc	520,500	4,205,429
The Weir Group Plc	364,700	1,650,014

		131,143,868

United States — 0.3%
NII Holdings, Inc.(a)	141,000	2,563,380

Total Common Stocks — 88.3%		825,193,431

40	DECEMBER 31, 2008

Schedule of Investments (continued)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks
Netherlands — 0.2%
ING Groep NV, 0.07%	170,400	$1,875,409

Total Long-Term Investments (Cost — $989,812,180) — 88.5%		827,068,840

Short-Term Securities
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(c)(d)(e)	2,063,600	2,063,600
BlackRock TempFund, 1.66%(d)(e)	65,500,000	65,500,000
TCW Money Market Fund, 1.38%(e)	27,638,036	27,638,036

Total Short-Term Securities (Cost — $95,201,636) — 10.2%		95,201,636

Total Investments (Cost — $1,085,013,816*) — 98.7%		922,270,476
Other Assets in Excess of Liabilities — 1.3%		12,349,742

Net Assets — 100.0%		$934,620,218

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,092,101,402

Gross unrealized appreciation	$46,123,127
Gross unrealized depreciation	(215,954,053)

Net unrealized depreciation	$(169,830,926)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security purchased with the cash proceeds from securities loans.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(9,747,500	)**	$13,289
BlackRock TempFund	$35,500,000	***	$279,913

**	Represents net sales cost.

***	Represents net purchase cost.

(e)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,954,000	USD	2,749,216	01/02/09	$7,510
EUR	1,910,000	USD	2,696,131	01/05/09	(41,141)
JPY	299,181,000	USD	3,317,230	01/06/09	(16,833)
AUD	4,178,000	USD	2,771,309	01/21/09	134,507
AUD	36,930,000	USD	25,718,053	01/21/09	(33,095)
AUD	2,685,000	USD	1,684,368	01/21/09	183,060
AUD	29,430,000	USD	19,089,812	01/21/09	1,378,867
AUD	4,606,900	USD	3,106,562	01/21/09	97,555
CAD	20,540,000	USD	17,279,235	01/21/09	(646,909)
CAD	23,173,182	USD	18,543,851	01/21/09	220,703
CAD	4,496,200	USD	3,662,997	01/21/09	(22,185)
CAD	2,925,800	USD	2,350,889	01/21/09	18,285
CAD	2,594,000	USD	2,046,121	01/21/09	54,379
CHF	2,323,800	USD	2,156,060	01/21/09	27,705
CHF	1,496,000	USD	1,251,772	01/21/09	154,076
CHF	9,139,000	USD	7,583,546	01/21/09	1,004,722
CHF	3,013,000	USD	2,456,704	01/21/09	374,728
CHF	8,383,000	USD	7,215,341	01/21/09	662,486
CHF	6,036,000	USD	5,212,885	01/21/09	459,375
DKK	1,000	USD	172	01/21/09	15
DKK	12,752,000	USD	2,302,516	01/21/09	74,758
EUR	6,180,000	USD	8,006,623	01/21/09	575,526
EUR	12,467,000	USD	16,165,385	01/21/09	1,147,505
EUR	3,901,000	USD	4,866,076	01/21/09	551,232
EUR	23,000,000	USD	29,184,699	01/21/09	2,755,341
EUR	1,443,000	USD	1,997,039	01/21/09	6,852
EUR	2,903,900	USD	4,157,412	01/21/09	(124,774)
EUR	401,200	USD	559,550	01/21/09	(2,404)
EUR	6,807,000	USD	8,736,172	01/21/09	716,691
EUR	2,706,000	USD	3,542,667	01/21/09	215,147
GPB	7,297,000	USD	11,480,130	01/21/09	(995,276)
GPB	2,677,000	USD	4,282,638	01/21/09	(436,132)
GPB	1,388,300	USD	2,061,378	01/21/09	(66,569)
GPB	4,351,700	USD	6,540,684	01/21/09	(287,849)
GPB	3,070,000	USD	4,506,601	01/21/09	(95,404)
GPB	929,000	USD	1,376,286	01/21/09	(41,432)
GPB	700,000	USD	1,048,956	01/21/09	(43,147)
GPB	6,635,000	USD	9,921,847	01/21/09	(388,202)
HKD	88,119,000	USD	11,374,883	01/21/09	(3,186)
JPY	420,210,100	USD	4,691,159	01/21/09	(53,592)
JPY	147,876,000	USD	1,682,941	01/21/09	(50,936)
JPY	115,211,000	USD	1,193,773	01/21/09	77,731
JPY	865,437,000	USD	8,777,073	01/21/09	774,154
JPY	511,082,800	USD	5,629,428	01/21/09	11,038
JPY	145,150,100	USD	1,585,721	01/21/09	16,200
JPY	954,393,000	USD	9,541,354	01/21/09	991,619
JPY	1,366,865,000	USD	13,525,282	01/21/09	1,559,858
NOK	7,765,000	USD	1,096,928	01/21/09	10,183
NOK	15,496,000	USD	2,167,303	01/21/09	42,072
NOK	15,000	USD	2,191	01/21/09	(52)

DECEMBER 31, 2008	41

Schedule of Investments (continued)	International Opportunities Portfolio

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
SEK	144,204,000	USD	19,361,387	01/21/09	$(1,133,796)
SGD	3,358,000	USD	2,239,857	01/21/09	89,176
USD	855,932	AUD	1,326,000	01/21/09	(66,305)
USD	1,000,267	AUD	1,549,000	01/21/09	(77,069)
USD	6,292,305	AUD	10,050,000	01/21/09	(697,509)
USD	404,033	AUD	622,000	01/21/09	(28,571)
USD	935,958	AUD	1,418,000	01/21/09	(50,267)
USD	648,920	AUD	1,015,000	01/21/09	(57,016)
USD	1,303,837	AUD	1,985,000	01/21/09	(76,738)
USD	1,217,807	AUD	1,841,000	01/21/09	(62,616)
USD	4,795,633	AUD	7,192,000	01/21/09	(206,431)
USD	18,543,851	AUD	29,430,000	01/21/09	(1,924,828)
USD	19,089,813	CAD	23,141,309	01/21/09	351,069
USD	7,059,755	CAD	8,735,000	01/21/09	(13,437)
USD	2,527,429	CAD	3,000,000	01/21/09	98,170
USD	7,328,667	CAD	9,501,500	01/21/09	(365,201)
USD	2,199,120	CAD	2,848,000	01/21/09	(107,057)
USD	6,095,370	CAD	7,650,000	01/21/09	(99,241)
USD	5,459,925	CHF	6,156,000	01/21/09	(325,104)
USD	1,221,309	CZK	23,173,000	01/21/09	22,801
USD	2,694,133	EUR	1,910,000	01/21/09	41,722
USD	1,980,466	EUR	1,485,500	01/21/09	(82,444)
USD	11,485,164	EUR	8,879,000	01/21/09	(845,080)
USD	5,059,325	EUR	4,035,000	01/21/09	(544,069)
USD	682,007	EUR	532,000	01/21/09	(56,780)
USD	1,859,068	GPB	1,210,000	01/21/09	120,453
USD	2,501,999	GPB	1,597,000	01/21/09	207,315
USD	2,540,141	GPB	1,612,000	01/21/09	223,904
USD	9,461,844	GPB	6,000,000	01/21/09	840,613
USD	1,578,669	GPB	1,067,000	01/21/09	45,527
USD	1,141,537	GPB	757,000	01/21/09	53,825
USD	6,912,383	GPB	4,600,000	01/21/09	302,772
USD	275,821	GPB	181,000	01/21/09	15,747
USD	3,002,410	GPB	1,957,000	01/21/09	190,451
USD	887,535	GPB	585,000	01/21/09	46,965
USD	2,689,589	GPB	1,708,000	01/21/09	235,412
USD	536,603	GPB	333,000	01/21/09	58,124
USD	6,992,099	GPB	4,100,000	01/21/09	1,100,926
USD	3,376,547	HKD	26,160,000	01/21/09	617
USD	6,058,002	HKD	46,948,000	01/21/09	(606)
USD	986,732	HKD	7,647,000	01/21/09	(108)
USD	1,082,193	HKD	8,387,000	01/21/09	(143)
USD	10,206,277	JPY	994,765,000	01/21/09	(772,254)
USD	8,671,329	JPY	802,835,000	01/21/09	(189,003)
USD	1,458,350	JPY	135,418,000	01/21/09	(36,165)
USD	2,783,348	JPY	265,351,000	01/21/09	(145,147)
USD	6,903,618	JPY	612,761,000	01/21/09	141,000
USD	4,024,583	JPY	364,830,500	01/21/09	(1,798)
USD	3,318,007	JPY	299,181,000	01/21/09	16,155
USD	1,042,186	JPY	94,223,000	01/21/09	2,312
USD	1,829,030	NOK	12,845,000	01/21/09	(2,374)
USD	12,828,324	NOK	83,932,000	01/21/09	861,540
USD	1,361,008	NOK	9,256,000	01/21/09	41,315
USD	5,736,959	NOK	39,011,500	01/21/09	174,812
USD	4,002,368	NOK	28,121,000	01/21/09	(7,043)
USD	3,610,181	SEK	28,651,000	01/21/09	(11,347)
USD	1,111,060	SGD	1,700,000	01/21/09	(68,021)
USD	2,193,889	SGD	3,308,000	01/21/09	(100,466)

Total					$8,083,451

•	Cash of $8,873,948 pledged as collateral in connection with open financial futures contracts.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
303	FTSE 100 Index	March 2009	$19,124,559	$1,113,414
160	S&P 500 Index	March 2009	$36,004,000	836,273
215	TOPIX Index	March 2009	$20,444,567	437,053

Total				$2,386,740

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

42	DECEMBER 31, 2008

Schedule of Investments (concluded)	International Opportunities Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments ****
	Assets	Assets	Liabilities
Level 1	$217,751,495	$2,386,740	$—
Level 2	704,518,981	19,586,603	(11,503,152)
Level 3	—	—	—

Total	$922,270,476	$21,973,343	$(11,503,152)

****	Other financial instruments are futures and foreign currency exchange contracts.

DECEMBER 31, 2008	43

Schedule of Investments December 31, 2008 (Unaudited)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Alliant Techsystems, Inc.(a)	475	$40,736
Argon ST, Inc.(a)	5,117	96,507
BAE Systems Plc	92,308	502,353
BE Aerospace, Inc.(a)	18,200	139,958
General Dynamics Corp.	3,525	203,005
Goodrich Corp.	8,500	314,670
Honeywell International, Inc.	34,126	1,120,357
L-3 Communications Holdings, Inc.	1,150	84,847
Lockheed Martin Corp.	3,500	294,280
Northrop Grumman Corp.	23,850	1,074,204
Orbital Sciences Corp.(a)	7,050	137,686
VT Group Plc	51,200	413,675

		4,422,278

Air Freight & Logistics — 0.5%
Deutsche Post AG	31,453	531,984
Expeditors International of Washington, Inc.	20,265	674,217
FedEx Corp.	3,780	242,487
Forward Air Corp.	6,400	155,328
Kintetsu World Express, Inc.	18,100	356,345
United Parcel Service, Inc. - Class B	5,100	281,316
UTi Worldwide, Inc.	4,900	70,266
Yamato Holdings Co. Ltd.	18,700	244,536

		2,556,479

Airlines — 0.2%
Alaska Air Group, Inc.(a)	1,075	31,444
Continental Airlines, Inc. - Class B(a)	8,300	149,898
Delta Air Lines, Inc.(a)	74,650	855,489
Southwest Airlines Co.	16,750	144,385

		1,181,216

Auto Components — 0.1%
Autoliv, Inc.	11,000	236,060
Compagnie Generale des Etablissements Michelin - Class B	3,900	206,051
Westport Innovations, Inc.(a)	18,057	91,418
Westport Innovations, Inc. (acquired 9/15/04, cost $2,904)(a)(b)	2,086	10,561

		544,090

Automobiles — 0.3%
Daihatsu Motor Co. Ltd.	24,400	215,618
Ford Motor Co.(a)	25,418	58,207
PT Astra International Tbk	346,500	340,542
Toyota Motor Corp.	25,600	846,293

		1,460,660

Beverages — 0.8%
Britvic Plc	91,400	350,112
The Coca-Cola Co.	47,573	2,153,630
Coca-Cola Hellenic Bottling Co. SA	6,000	87,244
Constellation Brands, Inc. - Class A(a)	39,585	624,255
Foster’s Group Ltd.	58,900	226,534
Heckmann Corp.(a)(c)	18,500	104,525
PepsiCo, Inc.	10,800	591,516

		4,137,816

Biotechnology — 0.9%
Amgen, Inc.(a)	16,275	939,881
Biogen Idec, Inc.(a)	3,800	180,994
Celgene Corp.(a)	19,500	1,077,960
Cephalon, Inc.(a)	650	50,076
Dyax Corp.(a)	62,302	226,779
Genzyme Corp.(a)	13,600	902,632
Gilead Sciences, Inc.(a)	20,800	1,063,712
Martek Biosciences Corp.(a)	15,500	469,805
Vertex Pharmaceuticals, Inc.(a)	1,375	41,773

		4,953,612

Capital Markets — 1.0%
3i Group Plc	15,700	61,483
Affiliated Managers Group, Inc.(a)	3,790	158,877
Apollo Investment Corp.	2,200	20,482
The Charles Schwab Corp.	12,175	196,870
Daishin Securities Co. Ltd.	7,700	86,122
Evercore Partners, Inc. - Class A	13,600	169,864
Federated Investors, Inc. - Class B	10,975	186,136
The Goldman Sachs Group, Inc.	3,150	265,829
ICAP Plc	17,900	75,560
Invesco Ltd.	26,438	381,765
Janus Capital Group, Inc.	28,008	224,904
Julius Baer Holding AG	2,500	96,893
KBW, Inc.(a)(c)	8,900	204,700
Knight Capital Group, Inc. - Class A(a)	2,700	43,605
Matsui Securities Co. Ltd.	18,700	156,246
Morgan Stanley	9,250	148,370
NGP Capital Resources Co.	2,700	22,599
Northern Trust Corp.	2,174	113,352
Piper Jaffray Cos., Inc.(a)	8,100	322,056
Polaris Securities Co. Ltd.	634,112	226,048
RiskMetrics Group, Inc.(a)	5,400	80,406
Samsung Securities Co. Ltd.	1,500	75,678
Schroders Plc	8,500	106,927
Shinko Securities Co. Ltd.	64,400	141,302
State Street Corp.	7,625	299,891

Portfolio Abbreviations

To simplify the listings of Portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.	ADR	American Depositary Receipts	HKD	Hong Kong Dollar
	ARM	Adjustable Rate Mortgage	IO	Interest Only
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	LIBOR	London InterBank Offered Rate
	CHF	Swiss Francs	MXN	Mexican Peso
	CMBX	Commercial Mortgage-Backed	NOK	Norwegian Krone
		Securities Credit Default Index	PO	Principal Only
	CMT	Constant Maturity Treasury Rate	SDR	Special Drawing Rights
	CZK	Czech Koruna	SEK	Swedish Krona
	DJIA	Dow Jones Industrial Average	SGD	Singapore Dollar
	DKK	Danish Krone	TBA	To Be Announced
	EUR	Euro	USD	United States Dollar
	GBP	British Pound

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Capital Markets
TD Ameritrade Holding Corp.(a)	21,660	$308,655
Treasure Island Royalty Trust(a)	217,129	108,565
UBS AG(a)	52,917	769,908
Waddell & Reed Financial, Inc. - Class A	3,200	49,472

		5,102,565

Chemicals — 0.9%
Agrium, Inc.	3,450	117,749
Air Water, Inc.	40,700	362,852
Airgas, Inc.	5,275	205,672
Albemarle Corp.	9,700	216,310
Celanese Corp. - Series A	12,200	151,646
Cytec Industries, Inc.	1,600	33,952
E.I. du Pont de Nemours & Co.	5,500	139,150
Ecolab, Inc.	12,600	442,890
FMC Corp.	13,800	617,274
Huabao International Holdings Ltd.	668,100	439,063
Intrepid Potash, Inc.(a)	4,500	93,465
LG Chem Ltd.(a)	3,700	212,989
Monsanto Co.	3,800	267,330
Nihon Nohyaku Co. Ltd.	21,500	145,155
Olin Corp.	1,700	30,736
Rockwood Holdings, Inc.(a)	1,800	19,440
Syngenta AG	3,578	695,082
Terra Industries, Inc.	1,725	28,756
Yara International ASA	10,900	239,765
Zeon Corp.	60,600	207,453

		4,666,729

Commercial Banks — 2.1%
Banco de Sabadell SA	16,500	112,956
Banco Santander SA	51,575	498,250
Bangkok Bank Public Co. Ltd.	49,700	99,856
Bank of Hawaii Corp.	7,650	345,550
The Bank of Kyoto Ltd.	9,100	101,988
Cathay General Bancorp	5,500	130,625
Chang Hwa Commercial Bank	266,000	104,698
The Chiba Bank Ltd.	19,300	120,699
China Construction Bank Corp. - Class H	791,000	440,090
CoBiz Financial, Inc.	17,235	167,869
Columbia Banking System, Inc.	5,594	66,736
Commerce Bancshares, Inc.	4,025	176,910
Commerzbank AG	29,847	283,580
Credit Agricole SA	50,255	564,470
Credito Emiliano SpA	7,500	39,585
Cullen/Frost Bankers, Inc.	5,025	254,667
CVB Financial Corp.	11,700	139,230
DBS Group Holdings Ltd.	93,107	548,436
Fifth Third Bancorp	13,800	113,988
First Midwest Bancorp, Inc.	15,554	310,613
FirstMerit Corp.	1,850	38,092
The Gunma Bank Ltd.	22,000	140,836
Hang Seng Bank Ltd.	33,300	439,647
HBOS Plc	321,222	332,521
HBOS Plc - Subscription Shares(a)	444,539	0
KeyCorp	24,700	210,444
Lloyds TSB Group Plc	21,400	40,504
Lloyds TSB Group Plc - Subscription Shares(a)	9,303	0
Mizuho Financial Group, Inc.	198	563,186
National Bank of Canada	3,100	78,599
PacWest Bancorp	7,400	199,060
Prosperity Bancshares, Inc.	7,000	207,130
Siam Commercial Bank Public Co. Ltd.	68,200	94,613
Signature Bank(a)	2,950	84,636
Standard Chartered Plc	47,401	606,546
Sterling Bancshares, Inc.	8,600	52,288
U.S. Bancorp	11,700	292,617
Unibanco SA - ADR	1,400	90,468
Unione di Banche Italiane ScpA	7,500	109,997
United Bankshares, Inc.	6,600	219,252
Valley National Bancorp	10,075	204,019
Wells Fargo & Co.	61,400	1,810,072
Westamerica Bancorp	3,600	184,140
Wing Hang Bank Ltd.	11,300	65,733
Wintrust Financial Corp.	2,450	50,397
Zions Bancorp(c)	6,450	158,090

		10,893,683

Commercial Services & Supplies — 0.8%
Alexco Resource Corp.(a)	12,122	16,104
Babcock International Group Plc	76,500	527,386
The Brink’s Co.	8,300	223,104
Clean Harbors, Inc.(a)	5,800	367,952
Copart, Inc.(a)	4,600	125,074
De La Rue Plc - Preference Shares(a)	12,360	89,647
Deluxe Corp.	2,675	40,018
The GEO Group, Inc.(a)	17,000	306,510
Iron Mountain, Inc.(a)	9,850	243,590
Nissha Printing Co. Ltd.	2,300	91,526
R.R. Donnelley & Sons Co.	1,700	23,086
Republic Services, Inc.	25,887	641,739
RPS Group Plc	66,200	134,225
Sykes Enterprises, Inc.(a)	11,998	229,402
Team, Inc.(a)	4,900	135,730
Tetra Tech, Inc.(a)	6,000	144,900
Waste Connections, Inc.(a)	1,275	40,252
Waste Management, Inc.	26,075	864,126

		4,244,371

Communications Equipment — 1.2%
ADC Telecommunications, Inc.(a)	17,000	92,990
Arris Group, Inc.(a)	21,500	170,925
Cisco Systems, Inc.(a)	124,616	2,031,241
CommScope, Inc.(a)	2,304	35,804
EMS Technologies, Inc.(a)	19,500	504,465
GeoVision, Inc.	22,500	80,638
Harris Corp.	12,271	466,911
Neutral Tandem, Inc.(a)	6,500	105,430
Nokia Oyj	49,793	781,370
Occam Networks, Inc.(a)	5,300	12,720
Polycom, Inc.(a)	4,900	66,199
QUALCOMM, Inc.	57,672	2,066,388

		6,415,081

Computers & Peripherals — 0.9%
Apple, Inc.(a)	14,909	1,272,483
Hewlett-Packard Co.	48,750	1,769,138
HTC Corp.	7,670	76,990
International Business Machines Corp.	9,425	793,208
Lexmark International, Inc. - Class A(a)	1,675	45,058
NCR Corp.(a)	1,400	19,796
QLogic Corp.(a)	15,975	214,704
Seagate Technology	25,500	112,965
Teradata Corp.(a)	12,440	184,485

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Computers & Peripherals
Western Digital Corp.(a)	19,671	$225,233

		4,714,060

Construction & Engineering — 0.3%
Bauer AG	4,500	190,109
EMCOR Group, Inc.(a)	1,900	42,617
Fluor Corp.	16,000	717,920
Foster Wheeler Ltd.(a)	6,875	160,737
Granite Construction, Inc.	375	16,474
Quanta Services, Inc.(a)	11,600	229,680
The Shaw Group, Inc.(a)	1,850	37,870
United Group Ltd.	53,741	311,278
URS Corp.(a)	450	18,346

		1,725,031

Construction Materials — 0.0%
Martin Marietta Materials, Inc.	175	16,989

Consumer Finance — 0.1%
Capital One Financial Corp.	13,115	418,237

Containers & Packaging — 0.3%
Owens-Illinois, Inc.(a)	12,120	331,240
Pactiv Corp.(a)	9,475	235,738
Rock-Tenn Co. - Class A	7,518	256,965
Silgan Holdings, Inc.	5,250	251,003
Sonoco Products Co.	9,450	218,862
Toyo Seikan Kaisha Ltd.	14,200	246,141

		1,539,949

Diversified Consumer Services — 0.4%
Apollo Group, Inc. - Class A(a)	18,400	1,409,808
Benesse Corp.	6,800	297,576
Brink’s Home Security Holdings, Inc.(a)	1,300	28,496
DeVry, Inc.	3,352	192,438
H&R Block, Inc.	4,025	91,448
Strayer Education, Inc.	125	26,801

		2,046,567

Diversified Financial Services — 1.0%
Bank of America Corp.	61,750	869,440
Citigroup, Inc.	46,850	314,364
CME Group, Inc.	2,850	593,114
Deutsche Boerse AG	1,800	130,228
Hong Kong Exchanges & Clearing Ltd.	11,800	113,291
IG Group Holdings Plc	36,400	136,623
JPMorgan Chase & Co.	62,025	1,955,648
London Stock Exchange Group Plc	5,400	40,505
MSCI, Inc. - Class A(a)	20,250	359,640
NYSE Euronext, Inc.	9,200	251,896
Pohjola Bank Plc	11,100	154,379
Yuanta Financial Holding Co. Ltd.	584,500	266,127

		5,185,255

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	62,099	1,769,822
Cable & Wireless Plc	82,500	186,576
CenturyTel, Inc.	5,800	158,514
Embarq Corp.	3,600	129,456
France Telecom SA	31,962	890,866
Iowa Telecommunications Services, Inc.	11,900	169,932
Koninklijke KPN NV	60,444	878,761
Tele Norte Leste Participacoes SA - ADR	12,700	176,784
Verizon Communications, Inc.	31,744	1,076,122

		5,436,833

Electric Utilities — 1.0%
Companhia Energetica de Minas Gerais - CEMIG - ADR	8,953	123,014
DPL, Inc.	2,050	46,822
E.ON AG	19,551	767,712
Edison International	21,285	683,674
El Paso Electric Co.(a)	7,900	142,911
Entergy Corp.	4,410	366,604
Exelon Corp.	14,879	827,421
NV Energy, Inc.	30,875	305,354
Pepco Holdings, Inc.	12,550	222,888
Pinnacle West Capital Corp.	13,775	442,591
PPL Corp.	5,200	159,588
Progress Energy, Inc.	5,900	235,115
Southern Co.	6,375	235,875
Terna Rete Elettrica Nazionale SpA	97,000	320,098
UIL Holdings Corp.	10,500	315,315

		5,194,982

Electrical Equipment — 0.3%
A.O. Smith Corp.	1,375	40,590
Acuity Brands, Inc.	1,350	47,128
Alstom SA	6,643	395,887
Ametek, Inc.	10,800	326,268
Brady Corp. - Class A	1,600	38,320
Energy Conversion Devices, Inc.(a)	1,600	40,336
Franklin Electric Co., Inc.	4,300	120,873
ITM Power Plc(a)	12,000	2,534
Nexans SA	2,200	131,741
Nippon Carbon Co. Ltd.	90,200	272,539
Ocean Power Technologies, Inc.(a)	1,000	6,690
SGL Carbon AG(a)	8,800	295,252

		1,718,158

Electronic Equipment, Instruments & Components — 0.4%
Agilent Technologies, Inc.(a)	10,990	171,774
Amphenol Corp. - Class A	7,200	172,656
Anixter International, Inc.(a)	3,829	115,329
Arrow Electronics, Inc.(a)	2,300	43,332
Avnet, Inc.(a)	2,250	40,972
Cogent, Inc.(a)	3,000	40,710
FLIR Systems, Inc.(a)	1,000	30,680
Hosiden Corp.	47,300	747,550
Ingram Micro, Inc. - Class A(a)	1,900	25,441
Jabil Circuit, Inc.	25,125	169,594
Nidec Corp.	4,700	183,814
Rotork Plc	23,200	267,502
Tech Data Corp.(a)	9,390	167,518
TTM Technologies, Inc.(a)	18,400	95,864

		2,272,736

Energy Equipment & Services — 1.0%
Acergy SA - ADR	9,050	52,309
Allis-Chalmers Energy, Inc.(a)	7,200	39,600
Baker Hughes, Inc.	15,300	490,671
BJ Services Co.	8,700	101,529
Cal Dive International, Inc.(a)	8,300	54,033
Complete Production Services, Inc.(a)	900	7,335
ENSCO International, Inc.	4,475	127,045

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Energy Equipment & Services
FMC Technologies, Inc.(a)	975	$23,234
Halliburton Co.	22,730	413,231
Helix Energy Solutions Group, Inc.(a)	2,075	15,023
Helmerich & Payne, Inc.	1,925	43,794
Hercules Offshore, Inc.(a)	1,400	6,650
HSE Integrated Ltd.(a)	561	123
IHS, Inc. - Class A(a)	8,100	303,102
Key Energy Services, Inc.(a)	10,800	47,628
Leader Energy Services Ltd.(a)	15,957	517
Nabors Industries Ltd.(a)	14,975	179,251
National Oilwell Varco, Inc.(a)	4,599	112,399
Noble Corp.	12,210	269,719
Precision Drilling Trust	3,300	27,687
Schlumberger Ltd.	39,247	1,661,325
Smith International, Inc.	6,400	146,496
Superior Energy Services, Inc.(a)	11,205	178,496
Technicoil Corp.(a)	12,900	3,971
Technicoil Corp. (acquired 06/15/04, cost $24,418)(a)(b)	33,500	10,312
Tidewater, Inc.	800	32,216
Transocean Ltd.(a)	15,956	753,921
Weatherford International Ltd.(a)	22,900	247,778

		5,349,395

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club, Inc.(a)	6,250	214,125
Carrefour SA	13,233	511,513
Circle K Sunkus Co. Ltd.	16,800	303,943
CVS Caremark Corp.	25,200	724,248
Kesko Oyj - Series B	9,000	226,776
The Kroger Co.	16,675	440,387
Ruddick Corp.	5,710	157,881
Safeway, Inc.	36,880	876,638
Shoppers Drug Mart Corp.	4,200	163,475
SUPERVALU, Inc.	16,675	243,455
Tesco Plc	162,999	848,741
Wal-Mart Stores, Inc.	66,686	3,738,417

		8,449,599

Food Products — 1.0%
Archer-Daniels-Midland Co.	12,250	353,168
Barry Callebaut AG(a)	278	181,998
Cadbury Plc	15,000	132,547
Dean Foods Co.(a)	17,637	316,937
Del Monte Foods Co.	43,696	311,989
Flowers Foods, Inc.	1,375	33,495
Fresh Del Monte Produce, Inc.(a)	8,200	183,844
General Mills, Inc.	5,825	353,869
Green Mountain Coffee Roasters, Inc.(a)(c)	3,300	127,710
The Hershey Co.	3,550	123,327
Hokuto Corp.	6,900	195,870
Kraft Foods, Inc. - Class A	19,100	512,835
Nestle SA	37,015	1,465,725
Nong Shim Co. Ltd(a)	1,600	312,305
Parmalat SpA	46,400	77,840
Ralcorp Holdings, Inc.(a)	1,025	59,860
Smart Balance, Inc.(a)	5,500	37,400
Toyo Suisan Kaisha Ltd.	5,900	170,017
Viscofan SA	9,000	178,954

		5,129,690

Gas Utilities — 0.2%
Energen Corp.	5,650	165,714
Equitable Resources, Inc.	11,870	398,239
ONEOK, Inc.	2,200	64,064
Questar Corp.	11,230	367,109
UGI Corp.	7,100	173,382

		1,168,508

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	5,675	304,123
Becton, Dickinson & Co.	2,375	162,426
C.R. Bard, Inc.	4,550	383,383
The Cooper Cos., Inc.	10,298	168,887
DiaSorin SpA	6,900	140,446
Edwards Lifesciences Corp.(a)	750	41,213
Essilor International SA	9,795	460,120
Hill-Rom Holdings, Inc.	2,600	42,796
Hologic, Inc.(a)	19,600	256,172
Kinetic Concepts, Inc.(a)	7,725	148,166
Medtronic, Inc.	25,300	794,926
Merit Medical Systems, Inc.(a)	4,700	84,271
ResMed, Inc.(a)	4,600	172,408
SonoSite, Inc.(a)	7,300	139,284
STERIS Corp.	2,050	48,974
Symmetry Medical, Inc.(a)	25,100	200,047
Teleflex, Inc.	7,150	358,215
Varian Medical Systems, Inc.(a)	4,175	146,292
Wright Medical Group, Inc.(a)	8,005	163,542
Zoll Medical Corp.(a)	8,200	154,898

		4,370,589

Health Care Providers & Services — 1.7%
Aetna, Inc.	12,800	364,800
Amedisys, Inc.(a)	7,780	321,625
AMERIGROUP Corp.(a)	1,550	45,756
AmerisourceBergen Corp.	4,600	164,036
Celesio AG	14,057	380,348
Cigna Corp.	8,275	139,434
DaVita, Inc.(a)	3,300	163,581
Express Scripts, Inc.(a)	3,550	195,179
Fresenius Medical Care AG & Co. KGaA	14,200	652,798
Henry Schein, Inc.(a)	11,700	429,273
HMS Holdings Corp.(a)	19,825	624,884
Laboratory Corp. of America Holdings(a)	6,280	404,495
LifePoint Hospitals, Inc.(a)	2,175	49,677
Lincare Holdings, Inc.(a)	8,600	231,598
Magellan Health Services, Inc.(a)	11,100	434,676
MedCath Corp.(a)	5,200	54,288
Medco Health Solutions, Inc.(a)	29,170	1,222,515
MWI Veterinary Supply, Inc.(a)	4,247	114,499
Omnicare, Inc.	1,450	40,252
Owens & Minor, Inc.	1,400	52,710
Pediatrix Medical Group, Inc.(a)	30,630	970,971
Quest Diagnostics, Inc.	5,460	283,428
Rhoen Klinikum AG	16,300	393,667
Sun Healthcare Group, Inc.(a)	22,900	202,665
UnitedHealth Group, Inc.	34,475	917,035

		8,854,190

Health Care Technology — 0.0%
Omnicell, Inc.(a)	6,600	80,586
Phase Forward, Inc.(a)	10,600	132,712

		213,298

Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.	4,925	51,910

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Burger King Holdings, Inc.	31,800	$759,384
Darden Restaurants, Inc.	7,300	205,714
Domino’s Pizza UK & IRL Plc	62,200	150,599
The Hong Kong & Shanghai Hotels Ltd.	128,000	97,236
InterContinental Hotels Group Plc	19,718	162,676
Intralot SA	13,000	54,342
McDonald’s Corp.	27,375	1,702,451
Orient-Express Hotels Ltd. - Class A	9,800	75,068
P.F. Chang’s China Bistro, Inc.(a)	3,300	69,102
Panera Bread Co. - Class A(a)	2,700	141,048
Pinnacle Entertainment, Inc.(a)	18,710	143,693
REXCAPITAL Financial Holdings Ltd.(a)	1,361,400	32,807
Scientific Games Corp. - Class A(a)	26,400	463,056
Sodexo	4,800	266,769
Sol Melia SA	25,700	154,773
Sonic Corp.(a)	3,500	42,595
Texas Roadhouse, Inc. - Class A(a)	8,600	66,650
William Hill Plc	55,900	174,474

		4,814,347

Household Durables — 0.2%
Centex Corp.	26,300	279,832
D.R. Horton, Inc.	35,700	252,399
Fortune Brands, Inc.	4,800	198,144
iRobot Corp.(a)	8,024	72,457
Leggett & Platt, Inc.	1,825	27,722
Lennar Corp. - Class A	18,500	160,395
NVR, Inc.(a)	75	34,219
Toll Brothers, Inc.(a)	650	13,929
Tupperware Brands Corp.	1,450	32,915

		1,072,012

Household Products — 0.6%
Church & Dwight Co., Inc.	9,175	514,901
Clorox Co.	8,475	470,871
Colgate-Palmolive Co.	4,800	328,992
Procter & Gamble Co.	25,405	1,570,537

		2,885,301

Independent Power Producers & Energy Traders — 0.1%
International Power Plc	41,900	146,010
NRG Energy, Inc.(a)	13,560	316,355

		462,365

Industrial Conglomerates — 0.4%
Cookson Group Plc	71,600	130,182
General Electric Co.	76,900	1,245,780
Hutchison Whampoa Ltd.	97,000	489,677
Keppel Corp. Ltd.	112,000	340,042
Textron, Inc.	7,420	102,916

		2,308,597

Insurance — 1.7%
ACE Ltd.	8,650	457,758
AFLAC, Inc.	5,400	247,536
Allianz SE	7,310	777,788
American Financial Group, Inc.	2,550	58,344
Arch Capital Group Ltd.(a)	2,525	177,002
Arthur J. Gallagher & Co.	1,025	26,558
Aspen Insurance Holdings Ltd.	7,900	191,575
Assurant, Inc.	6,820	204,600
AXIS Capital Holdings Ltd.	12,910	375,939
Brit Insurance Holdings Plc	40,300	129,033
Brown & Brown, Inc.	975	20,378
Catlin Group Ltd.	20,000	125,891
CHUBB Corp.	7,325	373,575
Everest Re Group Ltd.	375	28,552
First Mercury Financial Corp.(a)	9,500	135,470
Hannover Rueckversicherung AG	7,200	228,965
The Hanover Insurance Group, Inc.	11,587	497,893
HCC Insurance Holdings, Inc.	15,610	417,568
Hiscox Ltd.	63,300	315,017
Lancashire Holdings Ltd.	22,400	137,825
Lincoln National Corp.	9,140	172,198
MBIA, Inc.(a)	15,825	64,408
PartnerRe Ltd.	3,400	242,318
Platinum Underwriters Holdings Ltd.	5,041	181,879
Prudential Plc	109,614	665,383
StanCorp Financial Group, Inc.	850	35,504
T&D Holdings, Inc.	12,350	522,725
The Travelers Cos., Inc.	30,425	1,375,210
Unum Group	19,075	354,795
W.R. Berkley Corp.	15,640	484,840

		9,026,527

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(a)	12,300	630,744
Netflix, Inc.(a)(c)	1,975	59,033
priceline.com, Inc.(a)	2,650	195,173
Ticketmaster Entertainment, Inc.(a)	9,470	60,797

		945,747

Internet Software & Services — 0.6%
comScore, Inc.(a)	7,306	93,152
eBay, Inc.(a)	2,250	31,410
Google, Inc. - Class A(a)	5,222	1,606,548
Omniture, Inc.(a)	7,535	80,172
Sina Corp.(a)	4,800	111,120
SkillSoft Plc - ADR(a)	87,090	621,823
SonicWALL, Inc.(a)	29,650	118,007
Tencent Holdings Ltd.	41,800	271,605
Yahoo!, Inc.(a)	4,500	54,900

		2,988,737

IT Services — 0.6%
Accenture Ltd. - Class A	5,200	170,508
Affiliated Computer Services, Inc. - Class A(a)	3,925	180,354
Alliance Data Systems Corp.(a)	1,125	52,346
Broadridge Financial Solutions, Inc.	3,025	37,934
Convergys Corp.(a)	15,900	101,919
ExlService Holdings, Inc.(a)	16,023	137,317
Fidelity National Information Services, Inc.	12,800	208,256
Fiserv, Inc.(a)	3,600	130,932
Forrester Research, Inc.(a)	13,750	387,888
Gartner, Inc.(a)	3,500	62,405
Genpact Ltd.(a)	19,000	156,180
Global Payments, Inc.	2,675	87,713
Hewitt Associates, Inc. - Class A(a)	1,500	42,570
Lender Processing Services, Inc.	7,975	234,864
Mantech International Corp. - Class A(a)	375	20,321
Mastercard, Inc. - Class A	675	96,478
NCI, Inc. - Class A(a)	4,500	135,585
SAIC, Inc.(a)	12,700	247,396
SRA International, Inc. - Class A(a)	10,200	175,950
TeleTech Holdings, Inc.(a)	13,350	111,472
Wright Express Corp.(a)	7,050	88,830

		2,867,218

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Leisure Equipment & Products — 0.0%
Polaris Industries, Inc.	1,725	$49,421
Shimano, Inc.	4,900	192,897

		242,318

Life Sciences Tools & Services — 0.3%
Bruker Corp.(a)	6,750	27,270
ICON Plc - ADR(a)	7,200	141,768
Life Technologies Corp.(a)	1,050	24,476
Lonza Group AG	1,700	157,609
Qiagen NV(a)	29,900	528,828
Thermo Fisher Scientific, Inc.(a)	27,000	919,890

		1,799,841

Machinery — 1.3%
Actuant Corp. - Class A	2,700	51,354
AGCO Corp.(a)	9,650	227,644
Altra Holdings, Inc.(a)	18,900	149,499
Amada Co. Ltd.	47,100	229,077
Atlas Copco AB - A Shares	16,200	142,535
Bucyrus International, Inc.	2,540	47,041
Caterpillar, Inc.	2,500	111,675
Chart Industries, Inc.(a)	8,200	87,166
Charter International Plc	32,300	153,250
Cummins, Inc.	24,750	661,568
Danaher Corp.	30,600	1,732,266
Dover Corp.	8,520	280,478
Eaton Corp.	2,600	129,246
Fenner Plc	76,100	78,690
Flowserve Corp.	4,000	206,000
Gardner Denver, Inc.(a)	2,025	47,263
GEA Group AG	13,400	232,694
IDEX Corp.	12,375	298,856
Joy Global, Inc.	7,725	176,825
Kaydon Corp.	1,200	41,220
Kurita Water Industries Ltd.	9,400	254,117
MAN AG	2,700	151,453
Navistar International Corp.(a)	1,000	21,380
Oshkosh Corp.	9,900	88,011
Parker Hannifin Corp.	7,925	337,129
Railpower Technologies Corp.(a)	17,600	2,067
RBC Bearings, Inc.(a)	229	4,644
SPX Corp.	4,450	180,448
Terex Corp.(a)	8,890	153,975
Timken Co.	15,875	311,626
Wabtec Corp.	1,075	42,731
The Weir Group Plc	14,800	66,960

		6,698,888

Marine — 0.0%
U-Ming Marine Transport Corp.	154,430	186,432

Media — 1.0%
Cablevision Systems Corp. - Class A	7,300	122,932
CBS Corp. - Class B	23,450	192,055
CKX, Inc.(a)	57,900	212,493
Comcast Corp. - Class A	21,225	358,278
The DIRECTV Group, Inc.(a)	16,550	379,161
Dolan Media Co.(a)	8,512	56,094
DreamWorks Animation SKG, Inc. - Class A(a)	8,375	211,553
Naspers Ltd. - N Shares	15,600	282,208
Outdoor Channel Holdings, Inc.(a)	2,666	19,968
Reed Elsevier NV	67,393	801,262
RHI Entertainment, Inc.(a)	13,326	108,207
SES SA	53,610	1,032,185
Time Warner, Inc.	50,350	506,521
Viacom, Inc. - Class B(a)	11,950	227,767
Wolters Kluwer NV	9,600	182,021
Woongjin Thinkbig Co. Ltd.(a)	17,370	206,367
World Wrestling Entertainment, Inc. - Class A	7,700	85,316
WPP Plc	19,200	112,269
Zee Entertainment Enterprises Ltd.	32,800	94,628

		5,191,285

Metals & Mining — 1.3%
Agnico-Eagle Mines Ltd.	28,000	1,432,357
Angang Steel Co. Ltd. - Class H	122,400	138,525
Anglo American Plc	22,594	527,279
Antofagasta Plc	54,200	339,515
Archipelago Resources Plc(a)	78,900	3,687
Baja Mining Corp.(a)	59,300	10,568
BHP Billiton Ltd.	30,012	637,580
Century Aluminum Co.(a)	9,734	97,340
Cliffs Natural Resources, Inc.	1,650	42,256
Crosshair Exploration & Mining Corp.(a)	5,600	862
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $6,572, unrestricted issue on 4/01/08 was valued at $0.86 per share)(a)(b)	5,300	816
Eldorado Gold Corp.(a)	9,662	75,527
Eldorado Gold Corp., Exchange Receipts (acquired 7/14/08, cost $0, unrestricted issue on 7/14/08 was valued at $8.72 per share)(a)(b)	79,200	0
Epsilon Energy, Inc. (acquired 10/22/07, cost $23,600, unrestricted issue on 10/23/07 was valued at CAD 4.00 per share)(a)(b)(d)	5,900	3,823
European Goldfields Ltd.(a)	12,100	31,757
Freeport-McMoRan Copper & Gold, Inc.	21,457	524,409
Gold Reserve, Inc.(a)	26,280	24,703
Kinross Gold Corp.	39,335	721,233
Minefinders Corp. Ltd.(a)(c)	40,000	206,000
Norsk Hydro ASA	67,300	274,208
Pacific Metals Co. Ltd.	31,000	156,135
Reliance Steel & Aluminum Co.	8,665	172,780
Salzgitter AG	4,500	349,718
Sunridge Gold Corp.(a)	146,757	13,671
Teck Cominco Ltd. - Class B	1	5
Tokyo Steel Manufacturing Co. Ltd	12,100	126,958
United States Steel Corp.	5,200	193,440
West Timmins Mining, Inc.(a)	36,372	17,089
Yamana Gold, Inc.	45,600	349,064
Yamato Kogyo Co. Ltd.	13,200	357,247

		6,828,552

Multiline Retail — 0.4%
Dollar Tree, Inc.(a)	1,200	50,160
Family Dollar Stores, Inc.	11,950	311,537
Kohl’s Corp.(a)	29,877	1,081,547
Macy’s, Inc.	17,550	181,643
Next Plc	14,100	221,569
PPR	1,700	111,308

		1,957,764

Multi-Utilities — 0.4%
Alliant Energy Corp.	1,325	38,663
CenterPoint Energy, Inc.	42,325	534,142
DTE Energy Co.	4,475	159,623
NSTAR	1,175	42,876
PG&E Corp.	20,100	778,071
PNM Resources, Inc.	1,779	17,932

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Multi-Utilities
SCANA Corp.	1,606	$57,174
Vectren Corp.	1,225	30,637
Wisconsin Energy Corp.	8,380	351,792
Xcel Energy, Inc.	14,900	276,395

		2,287,305

Office Electronics — 0.1%
Canon, Inc.	19,700	624,186

Oil, Gas & Consumable Fuels — 4.7%
Alberta Clipper Energy, Inc.(a)	5,027	1,832
American Oil & Gas, Inc.(a)	5,947	4,758
Approach Resources, Inc.(a)	1,700	12,427
Arch Coal, Inc.	33,925	552,638
Argosy Energy, Inc.(a)	1,240	1,607
ATP Oil & Gas Corp.(a)	4,300	25,155
Aventine Renewable Energy Holdings, Inc.(a)	7,900	5,135
Banpu Public Co. Ltd.	29,800	201,314
Bayou Bend Petroleum Ltd.(a)	40,700	5,934
BG Group Plc	54,597	755,709
Bronco Energy Ltd.(a)	3,700	3,806
Canadian Superior Energy, Inc.(a)	57,300	55,581
CanArgo Energy Corp.(a)	194,100	11,646
Canext Energy Ltd.(a)	4,020	944
Chesapeake Energy Corp.	25,325	409,505
Chevron Corp.	21,675	1,603,300
Cimarex Energy Co.	1,325	35,484
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $69,404)(a)(b)	40,320	17,964
Clayton Williams Energy, Inc.(a)	19,123	868,949
Compton Petroleum Corp. (acquired 2/14/05, cost $45,600)(a)(b)	3,800	2,863
Comstock Resources, Inc.(a)	4,758	224,816
ConocoPhillips	14,975	775,705
CONSOL Energy, Inc.	33,689	962,832
Crescent Point Energy Trust	1,800	35,125
Crew Energy, Inc.(a)	20,000	85,865
Crew Energy, Inc. (acquired 5/12/04, cost $36,232)(a)(b)	9,400	40,356
Dana Petroleum Plc(a)	14,200	204,065
Daylight Resources Trust	13,410	84,838
Delphi Energy Corp.(a)	24,700	19,808
Delta Petroleum Corp.(a)	49,555	235,882
Devon Energy Corp.	2	131
Ember Resources, Inc.(a)	4,854	2,477
Encore Acquisition Co.(a)	1,550	39,556
Energy XXI Bermuda Ltd.	13,100	10,349
EOG Resources, Inc.	19,900	1,324,942
Evergreen Energy, Inc.(a)	11,500	3,335
EXCO Resources, Inc.(a)	20,200	183,012
Exxon Mobil Corp.	58,400	4,662,072
Fairborne Energy Ltd.(a)	1,482	7,023
Felix Resources Ltd.	24,300	151,133
Foundation Coal Holdings, Inc.	3,300	46,266
Galleon Energy, Inc. - Class A(a)	42,317	174,821
Galleon Energy, Inc. - Class A (acquired 2/04/05, cost $68,429)(a)(b)	6,300	26,027
Gasco Energy, Inc.(a)	19,600	7,644
Gastar Exploration Ltd.(a)	15,900	5,247
GMX Resources, Inc.(a)	3,312	83,860
Goodrich Petroleum Corp.(a)	20,100	601,995
Gulfsands Petroleum Plc(a)	6,700	12,443
Heritage Oil Ltd.(a)	40,000	122,560
Hess Corp.	3,430	183,985
Highpine Oil & Gas Ltd.(a)	8,993	38,245
Iteration Energy Ltd.(a)	4,021	4,462
James River Coal Co.(a)	15,300	234,549
Longview Energy Co. (acquired 8/13/04, cost $48,000)(a)(b)(e)	3,200	73,440
Lynden Energy Corp.(a)	3,500	709
Marathon Oil Corp.	21,351	584,163
Massey Energy Co.	67,991	937,596
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950)(a)(b)(e)	2,895	104,567
Midnight Oil Exploration Ltd.(a)	69,600	42,285
Midnight Oil Exploration Ltd. (acquired 9/29/05, cost $39,607)(a)(b)	11,600	7,047
Newfield Exploration Co.(a)	10,685	211,029
Niko Resources Ltd. (acquired 1/31/05, cost $52,500)(b)	2,000	68,838
Occidental Petroleum Corp.	2,850	170,971
Oil Search Ltd.	104,500	342,186
Open Range Energy Corp.(a)	1,975	1,776
Pacific Rodera Energy, Inc.(a)	37,300	6,949
Pacific Rubiales Energy Corp.(a)	12,466	22,115
Pan Orient Energy Corp.(a)	3,600	9,827
Parallel Petroleum Corp.(a)	17,079	34,329
Patriot Coal Corp.(a)	2,798	17,487
Peabody Energy Corp.	26,498	602,830
Pengrowth Energy Trust	2,877	21,790
Penn Virginia Corp.	15,000	389,700
Penn West Energy Trust	10,319	113,430
Petro Andina Resources, Inc. - Class A (acquired 5/15/07, cost $7,200)(a)(b)	800	3,772
PetroHawk Energy Corp.(a)	30,200	472,026
Petroleo Brasileiro SA - ADR	23,330	571,352
Petroleum Development Corp.(a)	2,900	69,803
Petrolifera Petroleum Ltd.(a)	30,150	25,644
Plains Exploration & Production Co.(a)	37,575	873,243
Premier Oil Plc(a)	12,300	176,430
ProEx Energy Ltd.(a)	17,600	159,676
Profound Energy, Inc.(a)	1,400	658
ProspEx Resources Ltd.(a)	43,140	20,967
Quest Resource Corp.(a)	2,500	1,100
Rex Energy Corp.(a)	9,100	26,754
Santos Ltd.	13,900	145,643
Southwestern Energy Co.(a)	13,345	386,605
StatoilHydro ASA	31,034	519,037
Stone Energy Corp.(a)	561	6,182
Tag Oil Ltd.	4,000	113
Talisman Energy, Inc.	24,000	236,792
Tanganyika Oil Co. Ltd. - SDR(a)	3,700	93,109
Total SA	16,079	884,009
Trafalgar Energy Ltd.(a)	841	354
TransCanada Corp.	700	18,808
Triex Minerals Corp.(a)	9,900	2,967
TriStar Oil & Gas Ltd.(a)	33,985	314,110
TriStar Oil & Gas Ltd. (acquired 5/22/07, cost $7,469)(a)(b)	700	6,470
True Energy Trust	11,382	11,064
TUSK Energy Corp.(a)	37,409	27,879
TUSK Energy Corp. (acquired 3/10/05 through 6/02/06, cost $88,507)(a)(b)	20,557	15,320
TXCO Resources, Inc.(a)	8,700	12,963
Ultra Petroleum Corp.(a)	2,400	82,824
Uranium One, Inc.(a)	11,270	16,341
Valero Energy Corp.	20,600	445,784
Venoco, Inc.(a)	8,897	24,111
Verasun Energy Corp.(a)	6,900	380

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Vero Energy, Inc.(a)	2,688	$11,845
Vero Energy, Inc. (acquired 11/28/05, cost $3,907)(a)(b)	1,759	7,751
W&T Offshore, Inc.	11,775	168,618
Warren Resources, Inc.(a)	4,034	8,028
West Energy Ltd.(a)	143	215
WesternZagros Resources Ltd.(a)	1,800	875

		24,784,663

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada)(a)(d)	36,747	27,981
Clearwater Paper Corp.(a)	178	1,493
International Paper Co.	13,475	159,005
UPM-Kymmene Oyj	27,149	348,016
Weyerhaeuser Co.	4,350	133,154

		669,649

Personal Products — 0.2%
Alberto-Culver Co.	1,034	25,343
Avon Products, Inc.	4,500	108,135
Bare Escentuals, Inc.(a)	13,350	69,821
Chattem, Inc.(a)(c)	5,798	414,731
Elizabeth Arden, Inc.(a)	12,200	153,842

		771,872

Pharmaceuticals — 2.6%
Abbott Laboratories	29,300	1,563,741
Alpharma, Inc. - Class A(a)	323	11,932
Bayer AG	12,051	702,193
Bristol-Myers Squibb Co.	37,700	876,525
Eli Lilly & Co.	20,000	805,400
GlaxoSmithKline Plc	42,907	797,974
Johnson & Johnson	42,825	2,562,220
King Pharmaceuticals, Inc.(a)	4,875	51,772
Medicis Pharmaceutical Corp. - Class A	17,100	237,690
Merck & Co., Inc.	3,900	118,560
Novartis AG	26,232	1,313,737
Pfizer, Inc.	90,300	1,599,213
Roche Holding AG - ADR	7,893	1,221,971
Santarus, Inc.(a)	23,450	36,816
Schering-Plough Corp.	13,900	236,717
Shire Plc - ADR	6,350	284,353
Teva Pharmaceutical Industries Ltd. - ADR	9,400	400,158
Watson Pharmaceuticals, Inc.(a)	1,200	31,884
Wyeth	13,875	520,451

		13,373,307

Professional Services — 0.1%
The Advisory Board Co.(a)	3,700	82,510
Diamond Management & Technology Consultants, Inc.	19,194	80,807
Huron Consulting Group, Inc.(a)	2,000	114,540
Watson Wyatt Worldwide, Inc. - Class A	1,600	76,512

		354,369

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.	650	39,221
Annaly Capital Management, Inc.	6,950	110,297
Boston Properties, Inc.	4,310	237,050
CFS Retail Property Trust	28,700	37,726
Corio NV	1,100	50,653
Duke Realty Corp.	10,300	112,888
Equity Residential	9,175	273,599
Essex Property Trust, Inc.	300	23,025
Eurocommercial Properties NV	1,700	57,233
Fonciere Des Regions	400	27,407
Hammerson Plc	4,900	37,958
HCP, Inc.	6,600	183,282
Health Care REIT, Inc.	1,350	56,970
Highwoods Properties, Inc.	1,150	31,464
Home Properties, Inc.	2,500	101,500
Hospitality Properties Trust	10,875	161,711
HRPT Properties Trust	28,000	94,360
Klepierre	1,100	27,051
Liberty Property Trust	1,275	29,108
The Macerich Co.	1,975	35,866
Mack-Cali Realty Corp.	13,775	337,488
Mercialys SA	500	15,790
MFA Mortgage Investments, Inc.	38,200	224,998
Mid-America Apartment Communities, Inc.	1,900	70,604
Nationwide Health Properties, Inc.	2,200	63,184
Potlatch Corp.	625	16,256
Segro Plc	6,500	23,173
Simon Property Group, Inc.	6,860	364,472
Societe Immobiliere de Location pour l’Industrie et le Commerce	300	28,027
Suntec Real Estate Investment Trust	80,900	40,217
Tanger Factory Outlet Centers, Inc.	1,900	71,478
Unibail-Rodamco	1,500	224,092

		3,208,148

Real Estate Management & Development — 0.2%
Castellum AB	5,000	39,533
FX Real Estate & Entertainment, Inc.(a)	7,880	1,182
Henderson Land Development Co. Ltd.	138,000	516,144
New World Development Co. Ltd.	138,800	142,120
PSP Swiss Property AG(a)	1,300	64,832
Wheelock & Co. Ltd.	77,200	170,128

		933,939

Road & Rail — 0.5%
East Japan Railway Co.	88	668,858
J.B. Hunt Transport Services, Inc.	6,325	166,158
Landstar System, Inc.	3,600	138,348
Nippon Express Co. Ltd.	30,600	128,983
Norfolk Southern Corp.	18,185	855,604
Ryder System, Inc.	3,750	145,425
Seino Holdings Corp.	45,600	254,513
Vitran Corp., Inc.(a)	1,807	11,203

		2,369,092

Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV	4,700	84,929
Broadcom Corp. - Class A(a)	48,900	829,833
Cymer, Inc.(a)	3,000	65,730
Intel Corp.	21,650	317,389
Intersil Corp. - Class A	25,060	230,301
Lam Research Corp.(a)	18,982	403,937
LSI Corp.(a)	72,125	237,291
Micron Technology, Inc.(a)	24,330	64,231
Microsemi Corp.(a)	13,000	164,320
ON Semiconductor Corp.(a)	77,125	262,225
PMC-Sierra, Inc.(a)	188,920	918,151
Samsung Electronics Co. Ltd.	1,007	367,143
Standard Microsystems Corp.(a)	5,550	90,687
Ultra Clean Holdings, Inc.(a)	14,304	28,751
Varian Semiconductor Equipment Associates, Inc.(a)	5,900	106,908

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Verigy Ltd.(a)	9,000	$86,580

		4,258,406

Software — 1.7%
Activision Blizzard, Inc.(a)	91,100	787,104
Adobe Systems, Inc.(a)	32,908	700,611
Aladdin Knowledge Systems Ltd.(a)	6,300	38,808
Amdocs Ltd.(a)	28,267	517,003
Ansys, Inc.(a)	3,400	94,826
Blackboard, Inc.(a)	8,727	228,909
BMC Software, Inc.(a)	1,450	39,020
Check Point Software Technologies(a)	37,800	717,822
DemandTec, Inc.(a)	25,900	209,013
i2 Technologies, Inc.(a)	13,150	84,028
Intuit, Inc.(a)	9,050	215,300
Lawson Software, Inc.(a)	19,700	93,378
McAfee, Inc.(a)	750	25,928
Microsoft Corp.	99,250	1,929,420
Nintendo Co. Ltd.	1,800	687,873
Oracle Corp.(a)	63,550	1,126,742
Phase Metrics, Inc.(a)(e)	50,574	1,011
Salesforce.com, Inc.(a)	20,169	645,610
Sybase, Inc.(a)	2,400	59,448
Symantec Corp.(a)	20,650	279,188
TiVo, Inc.(a)	27,700	198,332

		8,679,374

Specialty Retail — 1.0%
Abercrombie & Fitch Co. - Class A	7,900	182,253
Advance Auto Parts, Inc.	1,450	48,792
Aeropostale, Inc.(a)	2,125	34,212
AutoZone, Inc.(a)	2,225	310,321
Bed Bath & Beyond, Inc.(a)	4,700	119,474
Chico’s FAS, Inc.(a)	19,500	81,510
Collective Brands, Inc.(a)	1,875	21,975
Esprit Holdings Ltd.	93,900	535,081
Foot Locker, Inc.	3,050	22,387
GameStop Corp. - Class A(a)	8,750	189,525
The Gap, Inc.	18,200	243,698
Geo Corp.	100	81,954
The Home Depot, Inc.	20,700	476,514
J. Crew Group, Inc.(a)	4,000	48,800
Limited Brands, Inc.	25,700	258,028
Lowe’s Cos., Inc.	19,775	425,558
PetSmart, Inc.	950	17,527
Rent-A-Center, Inc.(a)	13,800	243,570
Ross Stores, Inc.	24,529	729,247
Sally Beauty Holdings, Inc.(a)	15,435	87,825
The Sherwin-Williams Co.	9,440	564,040
Shimachu Co. Ltd.	9,800	220,453
TJX Cos., Inc.	6,200	127,534
Urban Outfitters, Inc.(a)	6,050	90,629

		5,160,907

Textiles, Apparel & Luxury Goods — 0.4%
Adidas AG	6,000	228,718
Anta Sports Products Ltd.	509,100	233,808
ASICS Corp.	25,800	209,058
Benetton Group SpA	25,400	220,418
Carter’s, Inc.(a)	5,300	102,078
Coach, Inc.(a)	9,425	195,757
Deckers Outdoor Corp.(a)	2,900	231,623
Gerry Weber International AG	8,601	251,084
Hanesbrands, Inc.(a)	2	25
Hongguo International Holdings Ltd.	181,475	25,400
Iconix Brand Group, Inc.(a)	12,600	123,228
Lululemon Athletica, Inc.(a)(c)	12,750	101,108
Movado Group, Inc.	8,100	76,059
Nike, Inc. - Class B	2,075	105,825

		2,104,189

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	17,540	289,059
First Niagara Financial Group, Inc.	10,700	173,019
Hudson City Bancorp, Inc.	18,475	294,861
New York Community Bancorp, Inc.	3,725	44,551
People’s United Financial, Inc.	21,470	382,810

		1,184,300

Tobacco — 0.5%
Altria Group, Inc.	24,850	374,241
Lorillard, Inc.	4,300	242,305
Philip Morris International, Inc.	42,426	1,845,955
UST, Inc.	1,730	120,028

		2,582,529

Trading Companies & Distributors — 0.3%
GATX Corp.	5,350	165,689
Marubeni Corp.	88,000	336,913
Mitsui & Co. Ltd.	62,000	637,383
United Rentals, Inc.(a)	1,995	18,194
W.W. Grainger, Inc.	2,714	213,972
WESCO International, Inc.(a)	1,625	31,249

		1,403,400

Transportation Infrastructure — 0.1%
COSCO Pacific Ltd.	208,000	213,859
Kamigumi Co. Ltd.	30,400	270,097

		483,956

Water Utilities — 0.1%
Guangdong Investment Ltd.	364,000	147,213
Severn Trent Plc	8,400	145,574

		292,787

Wireless Telecommunication Services — 0.8%
American Tower Corp. - Class A(a)	43,950	1,288,614
KDDI Corp.	109	778,292
MTN Group Ltd.	28,657	337,870
NII Holdings, Inc.(a)	5,000	90,900
Philippine Long Distance Telephone Co. - ADR	6,600	309,870
Sprint Nextel Corp.(a)	29,550	54,077
Vodafone Group Plc	590,957	1,210,075

		4,069,698

Total Common Stocks — 46.6%		244,254,653

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts
Commercial Banks — 0.2%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(d)(f)(g)(h)	USD	350	$176,953
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Capital Securities,
7.64%(f)(g)(h)		500	199,142
UBS Preferred Funding Trust I, Inc., Capital Securities,
8.62%(g)(h)		35	21,145
Wachovia Corp., Capital Securities,
7.98%(g)(h)		675	575,370

			972,610

Diversified Financial Services — 0.6%
Bank of America Corp., Subordinated Depositary Shares,
8.13%(g)(h)		375	280,500
Bank of America Institutional Capital A, Subordinated Capital Securities,
8.07%, 12/31/26(d)		225	184,533
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(g)		215	165,816
Credit Suisse Guernsey Ltd. (Switzerland), Unsecured Notes,
5.86%(f)(g)(h)		530	247,369
First Union Capital l, Subordinated Capital Securities,
7.94%, 1/15/27		325	269,735
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(g)		475	298,570
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(g)(h)		300	115,327
JPMorgan Chase & Co., Subordinated Depositary Shares,
7.90%(g)(h)		775	644,668
JPMorgan Chase Capital XXV, Subordinated Capital Securities,
6.80%, 10/01/37		1,150	1,059,593
Lehman Brothers Holdings Capital Trust VII, Subordinated Trust Preferred Securities,
5.86%(g)(h)(i)		110	11

			3,266,122

Insurance — 0.2%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(d)(g)		700	272,317
CHUBB Corp., Subordinated Capital Securities,
6.38%, 3/29/67(g)		175	108,534
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36		390	234,000
The Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(g)		310	152,391

			767,242

Total Capital Trusts — 1.0%			5,005,974

	Shares
Rights — 0.0%
DBS Group Holdings Ltd., Expiring 1/20/09(a)		46,554	96,936

Warrant — 0.0%
Crosshair Exploration & Mining Corp. (issued/exercisable 4/04/08, 1 share for 1 warrant, expiring 10/04/09, strike price 1.80 CAD)(acquired 4/04/08, cost $51)(b)(e)		5,300	47

	Par (000)
U.S. Government & Agency Obligations
Federal Home Loan Bank, Bonds,
5.38%, 5/15/19	USD	2,005	2,256,026
Federal Home Loan Bank, Subordinated Notes,
5.63%, 6/13/16		890	934,533
Federal Home Loan Mortgage Corp., Subordinated Notes,
5.75%, 6/27/16		920	987,107
Federal Home Loan Mortgage Corp., Unsecured Notes,,
5.25%, 4/18/16		760	865,416
Federal National Mortgage Assoc., Unsecured Notes,
2.88%, 10/12/10-12/11/13		3,575	3,674,598
Resolution Funding Corp., Strip Bonds,
3.52%, 7/15/18(j)		150	107,547
3.56%, 10/15/18(j)		150	106,192
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25		115	129,858
2.00%, 1/15/26		400	411,132
U.S. Treasury Notes,
3.75%, 11/15/18		780	882,983

Total U.S. Government & Agency Obligations — 2.0%			10,355,392

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 18.0%
Federal Home Loan Mortgage Corp. 1 Year CMT,
4.77%, 1/01/35(g)		584	587,638
5.04%, 12/01/35(g)		537	545,426
Federal Home Loan Mortgage Corp. 15 Year TBA,
6.00%, 1/01/24		300	310,781
Federal Home Loan Mortgage Corp. 30 Year TBA,
4.50%, 1/01/39		100	101,313
5.00%, 1/01/39		4,000	4,080,000
5.50%, 1/01/39		6,300	6,451,594
6.00%, 1/01/39		4,500	4,636,406
Federal Home Loan Mortgage Corp. Gold,
4.00%, 5/01/10		78	77,590
6.00%, 4/01/13-6/01/16		77	79,718
5.50%, 9/01/21-9/01/38(k)		2,607	2,684,402
9.50%, 12/01/22		154	175,165
8.00%, 2/01/23-8/01/27		17	18,368
7.50%, 9/01/27(l)		1	254
6.50%, 1/01/29-8/01/32		56	58,679
5.00%, 5/01/34		182	186,360
4.50%, 10/01/34-9/01/35		1,017	1,033,077
Federal Home Loan Mortgage Corp. Non Gold Pool,
5.05%, 9/01/35(g)		938	943,233
5.07%, 4/01/38(g)		1,019	1,036,179
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
6.31%, 1/15/33(g)		215	37,256

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations
Federal Home Loan Mortgage Corp., Series 2707, Class PW,
4.00%, 7/15/14	USD	13	$12,833
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31		105	107,967
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
5.91%, 8/15/36(g)		1,013	125,061
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
6.01%, 8/15/35(g)		185	23,529
Federal National Mortgage Assoc.,
6.00%, 9/01/11-8/01/36		2,462	2,543,307
7.00%, 8/01/14-10/01/32		198	206,316
5.50%, 4/01/17-7/01/38		17,792	18,296,817
5.00%, 6/01/23-2/01/38		9,160	9,366,146
7.50%, 10/01/25-1/01/31		325	344,126
6.50%, 5/01/29-9/01/36		293	306,106
8.00%, 2/01/33		115	121,645
Federal National Mortgage Assoc. 15 Year TBA,
4.00%, 1/01/24		2,000	2,018,125
5.00%, 1/01/24		3,600	3,695,625
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 1/01/39		2,200	2,256,375
6.50%, 1/01/39		8,200	8,512,625
4.00%, 2/01/39		3,200	3,194,000
4.50%, 2/01/39		2,900	2,928,094
Federal National Mortgage Assoc. ARM,
4.19%, 12/01/34(g)		867	846,015
Federal National Mortgage Assoc. Grantor Trust, Series 03-T1, Class R (IO),
0.50%, 11/25/12(g)		6,383	118,549
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34		39	40,726
Federal National Mortgage Assoc., Series 07-108, Class AN,
8.90%, 11/25/37(g)		796	865,903
Federal National Mortgage Assoc., Series 378, Class 5 (IO),
5.00%, 7/01/36(g)		1,873	185,284
Government National Mortgage Assoc. I,
6.50%, 2/15/09-1/15/35		1,170	1,226,950
7.50%, 12/15/10		13	13,638
6.00%, 10/15/23-2/15/24		214	222,590
7.00%, 4/15/29-6/15/35		1,954	2,056,504
5.50%, 4/15/33-12/15/34		540	557,918
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 1/01/39		3,300	3,426,844
5.50%, 2/01/39		700	718,156
6.00%, 2/01/39		2,100	2,160,375
Government National Mortgage Assoc. II,
5.00%, 10/20/33(m)		990	1,016,567
Government National Mortgage Assoc. II 30 Year TBA,
5.00%, 2/01/39		1,000	1,019,375
6.00%, 2/01/39		1,800	1,848,375
6.50%, 2/01/39		900	929,812
Government National Mortgage Assoc. II ARM,
3.75%, 5/20/34(g)		119	114,151

Total U.S. Government Agency Mortgage-Backed Securities — 18.0%			94,469,868

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.9%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19		154	127,404
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(g)		4,057	2,722,956
Bear Stearns Adjustable Rate Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(g)		1,687	888,557
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37		1,204	577,049
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		1,246	784,134
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
3.22%, 8/25/46(g)		200	85,717
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-27, Class M,
4.67%, 6/25/33(g)		497	293,700
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-56, Class 4A1,
4.93%, 12/25/33(g)		1,242	937,825
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-58, Class B1,
4.87%, 2/19/34(g)		130	62,780
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 2A1,
0.67%, 4/25/46(g)		240	93,843
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 3A1,
0.67%, 4/25/46(g)		445	181,229
Countrywide Home Loan Mortgage Pass Through Trust, Series 07-J3, Class A10,
6.00%, 7/25/37(g)		933	454,527
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		285	167,310
First Horizon Asset Securities, Inc., Series 05-AR3, Class 3A1,
5.50%, 8/25/35(g)		208	156,832
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
0.89%, 11/19/35(g)		660	300,781
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
0.79%, 11/19/36(g)		379	163,153
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.65%, 12/25/36(g)		566	220,207
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		141	104,177
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		149	100,999
Master Alternative Loans Trust, Series 04-4, Class 1A1,
5.50%, 5/25/34		107	83,211
Residential Accredit Loans, Inc., Series 06-QO2, Class A1,
0.69%, 2/25/46(g)		341	137,815
Residential Funding Mortgage Securities I, Series 04-S9, Class2A1,
4.75%, 12/25/19		1,580	1,438,647
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (IO),
11.00%, 2/17/17(g)		25	5,779

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (PO),
3.01%, 2/17/17(j)	USD	28	$22,252
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (IO),
11.00%, 3/16/17(g)		19	3,955
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (PO),
3.67%, 3/06/17(j)		19	14,023
Structured Adjustable Rate Mortgage Loan Trust, Series 07-3, Class 2A1,
5.73%, 4/25/37(g)		1,298	706,481
Structured Asset Securities Corp., Series 01-21A, Class B2,
5.22%, 1/25/32(g)		5	4,048
Structured Asset Securities Corp., Series 03-2A, Class B2II,
5.20%, 2/25/33(g)		57	23,379
Washington Mutual Mortgage Pass-Through Certificates, Series 03-AR3, Class B2,
5.56%, 4/25/33(g)		43	15,869
Washington Mutual Mortgage Pass-Through Certificates, Series 03-AR5, Class B2,
4.57%, 6/25/33(g)		165	95,476
Washington Mutual Mortgage Pass-Through Certificates, Series 03-AR8, Class B1,
4.28%, 8/25/33(g)		197	128,825
Washington Mutual Mortgage Pass-Through Certificates, Series 04-AR1, Class B1,
4.49%, 3/25/34(g)		808	436,845
Washington Mutual Mortgage Pass-Through Certificates, Series 04-AR3, Class B1,
4.17%, 6/25/34(g)		223	168,915
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 1A1,
5.34%, 1/25/37(g)		876	493,353
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.65%, 3/25/37(g)		3,348	1,677,078
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(g)		1,553	888,251
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
3.03%, 5/25/47(g)		267	114,671
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
3.01%, 6/25/47(g)		447	203,735
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OC1, Class A1,
0.71%, 1/25/47(g)		1,430	578,402
Wells Fargo Mortgage Backed Securities Trust, Series 04-K, Class 1A2,
4.48%, 7/25/34(g)		356	272,256
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.12%, 9/25/35(g)		1,832	1,347,910
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class IIA2,
4.23%, 6/25/35(g)		2,004	1,525,726
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(g)		367	235,038
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR17, Class A1,
5.33%, 10/25/36(g)		641	394,760
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.09%, 3/25/36(g)		2,006	1,243,024

			20,682,904

Commercial Mortgage-Backed Securities — 5.3%
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.69%, 4/10/49(g)		1,000	759,740
Bank of America-First Union Commercial Mortgage, Series 01-3, Class A2,
5.46%, 4/11/37		1,375	1,308,678
Bear Stearns Commercial Mortgage Securities, Inc., Series 99-WF2, Class A2,
7.08%, 7/15/31		129	128,730
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32(g)		471	468,978
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36		337	333,232
Bear Stearns Commercial Mortgage Securities, Inc., Series 03-T12, Class A4,
4.68%, 9/13/13(g)		1,025	927,179
CDC Commercial Mortgage Trust, Series 02-FX1, Class A1,
5.25%, 5/15/19		657	645,604
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-C6, Class AM,
5.70%, 6/10/17(g)		475	217,561
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49		68	47,121
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD5, Class A4,
5.89%, 11/15/44(g)		475	358,193
Commercial Mortgage Acceptance Corp., Series 98-C2, Class E,
7.29%, 6/15/10(g)		930	927,381
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(g)		515	480,340
Commercial Mortgage Pass-Through Certificates, Series 07-C9, Class A4,
5.82%, 12/10/49(g)		300	227,479
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4, Class D,
6.61%, 12/15/35		1,450	1,406,920
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3,
6.13%, 3/15/12		1,000	951,772
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12		1,090	996,299
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35		1,010	908,676
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5,
3.94%, 5/15/38		1,020	867,647
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG1, Class A1B,
6.46%, 3/10/32		1	762

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43	USD	952	$935,694
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33		1,140	1,098,000
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(g)		114	114,028
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10		1,277	1,263,550
Impac Commercial Mortgage Backed Trust, Series 04-5, Class 1A1,
0.83%, 10/25/34(g)		85	48,808
Impac Commercial Mortgage Backed Trust, Series 04-7, Class 1A1,
1.21%, 11/25/34(g)		209	105,405
Impac Commercial Mortgage Backed Trust, Series 04-7, Class M4,
2.27%, 11/25/34(g)		69	15,257
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4,
5.43%, 12/12/43(g)		150	113,852
JPMorgan Commercial Mortgage Finance Corp., Series 99-PLSI, Class D,
7.01%, 2/15/32(d)		326	325,451
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 10/15/32		170	169,427
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class E,
7.47%, 10/15/32		125	124,766
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A4,
5.93%, 12/15/25		401	392,242
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(d)		407	399,473
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C6, Class A1,
3.88%, 8/15/29		109	107,512
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C1, Class A4,
5.16%, 2/15/31		1,085	861,386
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39		470	368,718
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(g)		1,050	742,974
Morgan Stanley Capital I, Inc., Series 01-TOP1, Class A4,
6.66%, 2/15/33		851	837,553
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39		175	172,315
Morgan Stanley Capital I, Inc., Series 05-HQ6, Class A4A,
4.99%, 8/13/42		2,405	1,964,827
Morgan Stanley Capital I, Series 03-IQ4, Class A2,
4.07%, 5/15/40		1,025	882,207
Nationslink Funding Corp., Series 99-2, Class D,
7.34%, 6/20/31(g)		38	37,767
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C3, Class A2,
6.59%, 12/18/33		1,291	1,267,661
Structured Asset Securities Corp. Commercial Trust, Series 96-CFL, Class X1 (IO),
2.13%, 2/25/28(g)		501	16
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(d)(g)		876	869,881
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(g)		490	454,938
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.74%, 5/15/43(g)		1,050	829,762
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
5.90%, 7/15/17(g)		1,405	1,015,359
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
1.94%, 5/25/36(d)(g)		5,446	155,574

			27,636,695

Total Non-U.S. Government Agency Mortgage-Backed Securities — 9.2%			48,319,599

Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10		1,420	1,355,465
Amortizing Residential Collateral Trust, Series 02-BC5, Class M2,
2.27%, 7/25/32(g)		22	7,061
Bank of America Credit Card Trust, Series 08-A9, Class A9,
4.07%, 2/16/10		1,365	1,303,685
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
0.52%, 10/25/36(g)		269	258,916
Centex Home Equity Loan Trust, Series 02-A, Class MF2,
6.54%, 1/25/32(g)		186	16,314
Centex Home Equity Loan Trust, Series 03-B, Class M3,
3.57%, 6/25/33(g)		137	44,861
Chase Issuance Trust, Series 06-A3, Class A3,
1.19%, 7/15/11(g)		1,075	1,055,391
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12		1,200	1,113,228
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/13		1,360	1,271,835
Citibank OMNI Master Trust, Series 07-A9A, Class A9,
1.61%, 12/23/13(d)(g)		1,435	1,362,893
Conseco Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27(g)		158	160,106
Countrywide Asset-Backed Certificates, Series 02-2, Class M2,
2.20%, 12/25/31(g)		3	1,222
Countrywide Asset-Backed Certificates, Series 03-2, Class M2,
2.95%, 3/26/33(g)		123	34,329

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	13

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Countrywide Asset-Backed Certificates, Series 03-3, Class M6,
3.37%, 7/25/32(g)	USD 3	$785
Countrywide Asset-Backed Certificates, Series 03-BCI, Class M2,
3.47%, 9/25/32(g)	35	8,048
Countrywide Asset-Backed Certificates, Series 06-18, Class 2A1,
0.52%, 7/25/36(g)	396	379,877
Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class M1,
5.77%, 5/25/35(n)	224	194,044
General Electric Business Loan Trust, Series 03-1, Class A,
1.63%, 4/15/31(d)(g)	136	97,242
General Electric Business Loan Trust, Series 03-1, Class B,
2.50%, 4/15/31(d)(g)	91	35,224
General Electric Business Loan Trust, Series 03-2A, Class B,
2.20%, 11/15/31(d)(g)	611	405,890
General Electric Business Loan Trust, Series 04-1, Class B,
1.90%, 5/15/32(d)(g)	151	68,965
Green Tree Manufactured Housing Contract, Series 96-6, Class A6,
7.95%, 9/15/27	339	310,290
Harley-Davidson Motorcycle Trust, Series 05-2, Class A2,
4.07%, 2/15/12	603	588,396
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.58%, 7/25/37(g)	348	289,986
Lehman XS Trust, Series 05-5N, Class 3A2,
0.83%, 11/25/35(g)	582	164,812
Long Beach Mortgage Loan Trust, Series 03-4, Class M5A,
4.47%, 8/25/33(g)	53	7,685
Long Beach Mortgage Loan Trust, Series 04-1, Class M5,
1.57%, 2/25/34(g)	177	106,416
Massachusetts RRB Special Purpose Trust, Series 01-1, Class A,
6.53%, 6/01/15	708	729,836
MBNA Credit Card Master Note Trust, Series 06-A4, Class A4,
1.19%, 9/15/11(g)	1,650	1,626,259
Option One Mortgage Loan Trust, Series 02-6, Class M1,
1.60%, 11/25/32(g)	21	13,401
Option One Mortgage Loan Trust, Series 02-6, Class M2,
3.02%, 11/25/32(g)	61	18,449
Option One Mortgage Loan Trust, Series 03-4, Class A2,
0.79%, 7/25/33(g)	85	59,814
Option One Mortgage Loan Trust, Series 03-4, Class M5A,
4.22%, 7/25/33(g)	50	4,841
Option One Mortgage Loan Trust, Series 03-5, Class M4,
3.37%, 8/25/33(g)	34	3,171
Residential Asset Mortgage Products, Inc., Series 03-RZ2, Class M3,
5.50%, 4/25/33(n)	99	32,480
Residential Asset Securities Corp., Series 02-KS4, Class AIIB,
0.97%, 7/25/32(g)	41	20,469
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17	302	318,557
Structured Asset Investment Loan Trust, Series 03-BC3, Class M2,
3.40%, 4/25/33(g)	11	1,863
Structured Asset Receivables Trust, Series 03-2A,
4.82%, 1/21/09(d)(g)	75	66,067
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(g)	1,720	1,635,489
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(g)	440	398,963
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
5.24%, 7/25/23(g)	1,170	1,011,468
USAA Auto Owner Trust, Series 06-2, Class A3,
5.32%, 9/15/10	197	196,318

Total Asset Backed Securities — 3.2%		16,780,411

Collateralized Debt Obligations — 0.0%
Knollwood Ltd., Series 04-1A, Class C,
7.49%, 1/10/39(d)(e)(g)	109	0

Corporate Bonds
Aerospace & Defense — 0.0%
L-3 Communications Corp., Senior Subordinated Notes,
6.38%, 10/15/15	35	32,725

Auto Components — 0.0%
The Goodyear Tire & Rubber Co., Unsecured Notes,
8.63%, 12/01/11	125	103,750
Lear Corp., Senior Unsecured Notes,
8.75%, 12/01/16	90	26,100

		129,850

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13	785	721,142
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13(i)	320	30,400
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
7.00%, 9/27/27(i)	475	45,125
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(i)	190	19
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12(i)	440	41,800
Morgan Stanley, Senior Notes,
4.57%, 1/09/12(g)	925	729,836
5.55%, 4/27/17	115	94,965

		1,663,287

Commercial Banks — 0.5%
Banco Central de la Republica Dominicana (Dominican Republic), Unsecured Notes,
9.04%, 1/23/18(f)	33	20,330
Banque Centrale de Tunisie (Tunisia), Unsecured Notes,
7.38%, 4/25/12(f)	425	416,500

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks
UBS AG (Switzerland), Senior Notes,
5.88%, 12/20/17(f)	USD	935	$858,933
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(f)		600	544,557
VTB Capital SA (Luxembourg), Unsecured Notes,
7.50%, 10/12/11(f)		110	92,400
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38		420	455,661

			2,388,381

Commercial Services & Supplies — 0.0%
Aleris International, Inc., Toggle Notes,
9.00%, 12/15/14(o)		230	11,500

Computers & Peripherals — 0.1%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17		360	384,881
7.63%, 10/15/18		300	359,759

			744,640

Consumer Finance — 0.1%
SLM Corp., Senior Unsecured Notes,
3.68%, 7/27/09(g)		525	494,863

Containers & Packaging — 0.0%
Rock-Tenn Co., Senior Unsecured Notes,
8.20%, 8/15/11		250	237,500

Diversified Financial Services — 1.2%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17		315	319,921
5.75%, 12/01/17		835	833,698
Bank of America Corp., Subordinated Notes,
7.40%, 1/15/11		325	332,756
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12		655	680,265
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12		725	698,701
Ford Capital BV (Netherlands), Debentures,
9.50%, 6/01/10(f)		390	169,650
Ford Motor Credit Co. LLC, Senior Unsecured Notes,
8.63%, 11/01/10		250	189,257
Ford Motor Credit Co. LLC, Unsecured Notes,
5.80%, 1/12/09		235	234,335
9.75%, 9/15/10		135	107,999
7.80%, 6/01/12		225	157,854
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10		300	304,892
6.75%, 3/15/32(m)		50	53,162
General Electric Capital Corp., Unsecured Notes,
6.15%, 8/07/37		505	506,321
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Unsecured Notes,
7.13%, 2/15/13		420	289,800
JPMorgan Chase & Co., Unsecured Notes,
5.60%, 6/01/11		550	552,596
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17		425	428,654
Leucadia National Corp., Senior Unsecured Notes,
7.13%, 3/15/17		200	148,500
NSG Holdings LLC, Notes,
7.75%, 12/15/25(d)		140	109,200

			6,117,561

Diversified Manufacturing Operations — 0.0%
RBS Global, Inc./Rexnord LLC, Senior Notes,
8.88%, 9/01/16		30	17,550

Diversified Telecommunication Services — 0.8%
AT&T, Inc., Unsecured Notes,
5.50%, 2/01/18		250	252,656
6.50%, 9/01/37		800	861,592
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13		520	457,600
Frontier Communications Corp., Senior Unsecured Notes,
7.88%, 1/15/27		25	14,500
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14		280	200,200
7.50%, 2/15/14		30	21,450
Qwest Corp., Unsecured Notes,
5.25%, 6/15/13(g)		75	55,875
Telecom Italia Capital SA (Italy), Senior Unsecured Notes,
4.95%, 9/30/14(f)		475	361,594
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(f)		150	149,740
7.05%, 6/20/36(f)		150	163,730
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18		1,050	1,231,883
Verizon Maryland, Inc., Debentures,
5.13%, 6/15/33		10	7,280
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(d)(f)		115	98,900
Windstream Corp., Senior Unsecured Notes,
8.63%, 8/01/16		105	92,925

			3,969,925

Electric Utilities — 0.3%
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17		205	181,945
Florida Power & Light Co., First Mortgage Bonds,
5.63%, 4/01/34		150	159,174
5.95%, 2/01/38		225	250,617
Florida Power Corp., First Mortgage Bonds,
6.40%, 6/15/38		150	167,511
MidAmerican Energy Holdings Co., Bonds,
6.50%, 9/15/37		250	244,036
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37		200	211,426
Texas Competitive Electric Holdings Co. LLC,
10.50%, 11/01/15(d)		90	63,900

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	15

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities
Texas Competitive Electric Holdings Co. LLC, Toggle Notes,
10.50%, 11/01/16(d)(o)	USD	110	$56,100

			1,334,709

Energy Equipment & Services — 0.0%
Transocean Ltd. (Switzerland), Senior Unsecured Notes,
6.00%, 3/15/18(f)		75	68,310
Transocean, Ltd. (Switzerland), Senior Unsecured Notes,
6.80%, 3/15/38(f)		105	93,654

			161,964

Food & Staples Retailing — 0.3%
Rite Aid Corp., Senior Secured Notes,
7.50%, 3/01/17		120	78,000
Wal-Mart Stores, Inc., Senior Unsecured Notes,
5.80%, 2/15/18		1,250	1,383,187

			1,461,187

Food Products — 0.2%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17		535	537,751
6.13%, 2/01/18		475	465,451

			1,003,202

Gas Utilities — 0.2%
Dominion Resources, Inc., Senior Debentures,
5.00%, 3/01/14		20	18,597
Gazprom Capital (Luxembourg), Unsecured Notes,
9.63%, 3/01/13(d)(f)		200	180,000
Gazprom, Unsecured Notes,
9.63%, 3/01/13		680	618,800

			817,397

Health Care Providers & Services — 0.0%
Health Management Associates, Inc., Senior Unsecured Notes,
6.13%, 4/15/16		230	142,600

Hotels, Restaurants & Leisure — 0.1%
Harrah’s Operating Co., Inc., Senior Secured Notes,
10.00%, 12/15/18(d)		61	22,265
Harrah’s Operating Co., Inc., Toggle Notes,
10.75%, 2/01/18(d)(o)		252	28,980
Landry’s Restaurants, Inc., Senior Notes,
9.50%, 12/15/14		90	90,000
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12		125	100,625

			241,870

Household Durables — 0.0%
Jarden Corp., Senior Subordinated Notes,
7.50%, 5/01/17		75	51,187

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc., Senior Unsecured Notes,
7.38%, 2/01/16		190	176,700

Insurance — 0.3%
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.75%, 5/15/12		355	364,417
Hartford Life Global Funding Trusts, Secured Notes,
2.18%, 6/16/14(d)(g)		950	648,574
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(d)		850	791,995

			1,804,986

Media — 0.9%
Cablevision Systems Corp., Senior Unsecured Notes,
8.33%, 4/01/09(g)		325	324,188
Cengage Learning Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(d)		310	127,100
Charter Communications Holdings II LLC, Unsecured Notes,
10.25%, 9/15/10		255	117,300
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 8/01/13		2	2,056
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33		115	119,955
Comcast Corp., Unsecured Notes,
6.50%, 1/15/17		850	839,557
6.95%, 8/15/37		360	379,099
CSC Holdings, Inc., Senior Unsecured Notes,
8.13%, 7/15/09		640	636,800
DirecTV Holdings LLC/DirecTV Financing Co., Senior Unsecured Notes,
7.63%, 5/15/16		180	174,600
EchoStar DBS Corp., Senior Unsecured Notes,
7.00%, 10/01/13		219	189,983
7.13%, 2/01/16		25	20,875
News America Holdings, Inc., Senior Debentures,
7.75%, 1/20/24		25	25,069
News America, Inc., Senior Debentures,
7.28%, 6/30/28		35	33,681
News America, Inc., Senior Unsecured Notes,
6.20%, 12/15/34		100	91,255
Shaw Communications, Inc. (Canada), Unsecured Notes,
7.20%, 12/15/11(f)		175	165,375
TCI Communications, Inc., Senior Debentures,
7.88%, 2/15/26		5	5,188
TCI Communications, Inc., Senior Notes,
7.13%, 2/15/28		35	33,099
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13		1,025	969,542
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24		30	28,912
Time Warner, Inc., Senior Debentures,
7.63%, 4/15/31(m)		200	196,562

			4,480,196

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
7.08%, 4/01/15(g)		130	85,800
8.25%, 4/01/15		145	123,250
8.38%, 4/01/17		445	364,900
Ispat Inland ULC (Canada), Notes,
9.75%, 4/01/14(f)		10	8,559

			582,509

Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16		405	357,740

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels
Arch Western Finance LLC, Senior Notes,
6.75%, 7/01/13	USD	400	$348,000
Chesapeake Energy Corp., Senior Unsecured Notes,
7.25%, 12/15/18		400	312,000
ConocoPhillips Australia Funding Co., Unsecured Notes,
4.42%, 4/09/09(g)		1,129	1,127,714
EXCO Resources, Inc., Notes,
7.25%, 1/15/11		65	50,700
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19		130	94,900
Newfield Exploration Co., Senior Subordinated Notes,
6.63%, 9/01/14		130	106,600
6.63%, 4/15/16		120	95,400
OPTi, Inc. (Canada), Notes,
8.25%, 12/15/14(f)		175	94,500
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37		250	234,141

			2,821,695

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada), Toggle Notes,
11.00%, 7/29/15(d)(f)		146	87,448
Georgia-Pacific LLC, Senior Unsecured Notes,
7.13%, 1/15/17(d)		125	105,000
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12		140	61,600
Norske Skog Canada Ltd. (Canada), Senior Unsecured Notes,
8.63%, 6/15/11(f)		50	22,000

			276,048

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Debentures,
6.88%, 8/01/97		25	27,619
DJO Finance LLC, Senior Unsecured Notes,
10.88%, 11/15/14		345	248,400
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		400	401,223
Merck & Co., Inc., Senior Unsecured Notes,
4.38%, 2/15/13		410	424,439

			1,101,681

Real Estate Investment Trust — 0.0%
The Rouse Co. LP, Unsecured Notes,
3.63%, 3/15/09		90	37,350

Software — 0.1%
Oracle Corp., Senior Unsecured Notes,
4.95%, 4/15/13		570	587,660

Specialty Retail — 0.0%
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14		100	45,500
Rent-A-Center, Inc., Senior Subordinated Notes,
7.50%, 5/01/10		180	165,600

			211,100

Tobacco — 0.1%
Philip Morris International, Inc., Senior Unsecured Notes,
6.88%, 3/17/14		275	288,994

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV,
6.38%, 3/01/35(f)		75	63,601
American Tower Corp., Senior Unsecured Notes,
7.50%, 5/01/12		800	788,000
7.13%, 10/15/12		230	226,550
Rogers Communications, Inc. (Canada), Notes,
7.50%, 3/15/15(f)		500	495,064
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(f)		125	127,752

			1,700,967

Total Corporate Bonds — 6.7%			35,091,784

Foreign Government Obligations
Argentina — 0.0%
Republic of Argentina,
8.28%, 12/31/33 (f)		36	11,722
1.33%, 12/31/38 (f)(n)		90	17,100

			28,822

Brazil — 0.2%
Republic of Brazil,
8.25%, 1/20/34 (f)		230	281,175
11.00%, 8/17/40 (f)		705	920,025

			1,201,200

Colombia — 0.0%
Republic of Colombia,
7.38%, 9/18/37 (f)		100	98,000

El Salvador — 0.0%
Republic of El Salvador,
7.65%, 6/15/35 (d)(f)		55	34,925

Germany — 0.1%
Bundesrepublic Deutschland,
4.00%, 1/04/37	EUR	70	104,255
4.25%, 7/04/39		250	394,676

			498,931

Indonesia — 0.0%
Republic of Indonesia,
6.63%, 2/17/37 (d)(f)	USD	100	73,000
7.75%, 1/17/38 (f)		110	91,027

			164,027

Israel — 0.1%
Israel Government AID Bond,
5.50%, 4/26/24 (f)		100	124,213
5.50%, 9/18/33 (f)		85	112,951

			237,164

Mexico — 0.7%
Mexican Bonos,
7.25%, 12/15/16	MXN	30,000	2,075,965
10.00%, 12/05/24		16,930	1,404,303
United Mexican States,
8.30%, 8/15/31 (f)	USD	194	237,650
6.05%, 1/11/40 (f)		125	121,250

			3,839,168

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	17

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)			Value
Foreign Government Obligations
Panama — 0.1%
Republic of Panama,
7.13%, 1/29/26 (f)	USD	170		$160,225
8.88%, 9/30/27 (f)		95		103,550

				263,775

Peru — 0.0%
Republic of Peru,
6.55%, 3/14/37 (f)		115		102,638

Philippines — 0.1%
Republic of Philippines,
9.00%, 2/15/13 (f)		370		392,200

Russia — 0.0%
Russian Federation,
7.50%, 3/31/30 (n)		196		170,943

Turkey — 0.1%
Republic of Turkey,
6.75%, 4/03/18 (f)		530		503,500

Ukraine — 0.0%
Ukraine Government,
6.58%, 11/21/16 (d)(f)		100		37,000

United Kingdom — 0.1%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	275		431,658

Uruguay — 0.0%
Republic of Uruguay,
7.63%, 3/21/36 (f)	USD	165		138,600

Venezuela — 0.1%
Republic of Venezuela,
8.50%, 10/08/14 (f)		200		104,000
9.25%, 9/15/27 (f)		200		107,000
9.38%, 1/13/34 (f)		100		46,000

				257,000

Total Foreign Government Obligations — 1.6%				8,399,551

Taxable Municipal Bonds
Atlantic Marine Corp. Communities LLC, Notes (Delaware),
5.34%, 12/01/49(d)		600		393,564
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1,
6.19%, 4/01/49(d)		25		18,567

Total Taxable Municipal Bonds — 0.1%				412,131

Exchange-Traded Funds	Shares
iShares Russell 2000 Value Index Fund		1,463		71,936
iShares Russell Midcap Growth Index Fund		3,700		115,884

Total Exchange-Traded Funds — 0.0%				187,820

Total Long-Term Investments (Cost — $529,549,422) — 88.4%				463,374,166

	Beneficial Interest Par/Shares (000)
Short-Term Securities
APRECO LLC,
0.50%, 3/02/09(p)	USD	5,000		4,988,766
Atlantis One Funding Corp.,
0.50%, 1/14/09(p)		3,500		3,499,368
0.90%, 2/13/09(p)		1,500		1,496,459
Barton Capital Corp,
0.25%, 1/14/09(p)		5,000		4,999,549
BlackRock Liquidity Series, LLC Money Market Series, 0.80%(q)(r)(s)		805		804,850
BlackRock TempFund, 1.66%(q)(s)		27,595		27,595,120
Chariot Funding LLC,
0.60%, 1/05/09(p)		5,000		4,999,667
1.40%, 1/09/09(p)		4,270		4,268,671
Clipper Receivables Co. LLC,
1.50%, 1/12/09(p)		5,000		4,997,708
Danske Corp.,
1.50%, 6/04/09(p)		6,000		5,959,907
Galleon Capital LLC,
2.25%, 1/05/09(p)		4,840		4,838,790
Hewlett-Packard Co.,
0.29%, 1/21/09(p)		5,000		4,999,194
Liberty Street Funding LLC,
2.00%, 1/09/09(p)		2,060		2,059,084
Prudential Funding LLC,
1.85%, 1/21/09(p)		5,000		4,994,861
Ranger Funding Co. LLC,
0.25%, 1/20/09(p)		3,800		3,799,499
SANPAOLO IMI U.S. Financial Co.,
0.38%, 2/02/09(p)		3,000		2,998,987
Thunder Bay Funding LLC,
0.50%, 1/06/09(p)		3,000		2,999,792
0.35%, 1/15/09(p)		2,950		2,949,598
UBS Finance (Delaware) LLC,
0.45%, 1/02/09(p)		5,000		4,999,937
2.10%, 1/20/09(p)		2,090		2,087,684
United Parcel Service, Inc.,
0.15%, 1/09/09(p)		3,550		3,549,882
Yorktown Capital LLC,
1.40%, 2/02/09(p)		4,950		4,939,962

Total Short-Term Securities (Cost — $108,841,802) — 20.8%				108,827,335

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 4.120% and pay a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		460	(t)	608,657
Receive a fixed rate of 4.705% and pay a floating rate based on 3-month USD LIBOR, expiring November 2013, Broker, JPMorgan Chase Bank, National Association		240	(t)	196,965
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker, Goldman Sachs Bank USA		300	(t)	588,857
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		300	(t)	320,453

				1,714,932

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over the Counter Put Swaptions Purchased
Pay a fixed rate of 4.120% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG	460(t	)	$46,760
Pay a fixed rate of 4.705% and receive a floating rate based on 3-month USD LIBOR, expiring November 2013, Broker, JPMorgan Chase Bank, National Association	240(t	)	33,631
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker, Goldman Sachs Bank USA	300(t	)	33,270
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG	300(t	)	28,383
Pay a fixed rate of 5.500% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Bank of America, N.A.	110(t	)	7,193
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker, UBS AG	200(t	)	3,589
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG	330(t	)	6,050
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG	180(t	)	3,176

			162,052

Total Options Purchased (Cost — $1,169,840) — 0.4%			1,876,984

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $639,561,064*) — 109.6%			574,078,485

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.50%, 1/01/24	USD	(1,900)	(1,956,406)
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 1/01/24	(2,800)		(2,883,125)
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 1/01/39-2/01/39	(4,100)		(4,179,039)
6.00%, 1/01/39	(1,700)		(1,751,000)
4.50%, 2/01/39	(1,500)		(1,514,532)
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 1/01/39	(500)		(515,156)
6.50%, 2/01/39	(3,300)		(3,415,500)
Government National Mortgage Assoc. II 30 Year TBA,
6.50%, 1/01/39	(900)		(932,904)

Total TBA Sale Commitments (Proceeds — $17,067,071) — (3.3)%			(17,147,662)

	Contracts
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 2.495% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(450	)(t)	(170,822)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(350	)(t)	(621,692)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(570	)(t)	(1,054,091)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(500	)(t)	(911,943)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(260	)(t)	(555,155)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(140	)(t)	(337,163)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(50	)(t)	(126,001)

			(3,776,867)

Receive a fixed rate of 2.495% and pay floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(450	)(t)	(349,738)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(350	)(t)	(32,231)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(570	)(t)	(37,713)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(500	)(t)	(69,323)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(260	)(t)	(21,794)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(140	)(t)	(3,298)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(50	)(t)	(1,178)

			(515,275)

Total Options Written (Premiums Received — $ 2,211,830) — (0.8)%			(4,292,142)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 105.5%			552,638,681
Liabilities in Excess of Other Assets — (5.5)%			(28,798,236)

Net Assets — 100.0%			$523,840,445

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$646,146,852

Gross unrealized appreciation	$24,528,849
Gross unrealized depreciation	(96,597,216)

Net unrealized depreciation	$(72,068,367)

(a)	Non-income producing security.

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	19

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

(b)	Restricted security as to resale. As of report date the Portfolio held 0.08% of its net assets, with a current market value of $399,974 and an original cost of $587,350 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(k)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(l)	Par is less than $500.

(m)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(n)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(o)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(p)	The rate shown is the effective yield on the discount notes at the time of purchase.

(q)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Series, LLC Money Market Series	$(665,050	)**	$11,585
BlackRock TempFund	$27,595,120		$3,942

**	Represents net sale cost.

(r)	Security purchased with the cash proceeds from securities loans.

(s)	Represents current yield as of report date.

(t)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	95,023	SEK	739,000	1/5/09	$1,573
JPY	1,734,000	USD	19,226	1/6/09	(98)
AUD	297,000	USD	206,831	1/21/09	(266)
AUD	89,000	USD	59,035	1/21/09	2,865
AUD	84,000	USD	52,695	1/21/09	5,727
AUD	465,000	USD	301,408	1/21/09	22,001
AUD	685,000	USD	446,242	1/21/09	30,178
CAD	927,000	USD	779,837	1/21/09	(29,196)
CAD	260,000	USD	216,995	1/21/09	(6,459)
CAD	53,200	USD	44,194	1/21/09	(1,115)
CAD	1,000	USD	810	1/21/09	—
CAD	539,369	USD	423,742	1/21/09	13,014
CHF	88,000	USD	73,634	1/21/09	9,063
CHF	127,000	USD	109,310	1/21/09	10,036
CHF	1,588,000	USD	1,317,723	1/21/09	174,581
DKK	3,105,000	USD	560,642	1/21/09	18,203
EUR	77,500	USD	110,954	1/21/09	(3,330)
EUR	210,800	USD	294,001	1/21/09	(1,263)
EUR	71,600	USD	99,091	1/21/09	340
EUR	150,000	USD	194,336	1/21/09	13,969
EUR	500,000	USD	668,406	1/21/09	25,942
EUR	355,000	USD	464,762	1/21/09	28,225
EUR	450,000	USD	571,005	1/21/09	53,909
GBP	376,000	USD	563,440	1/21/09	(23,176)
GBP	149,000	USD	234,417	1/21/09	(20,323)
GBP	200,600	USD	301,505	1/21/09	(13,269)
GBP	200,000	USD	299,076	1/21/09	(11,702)
GBP	206,000	USD	302,397	1/21/09	(6,402)
GBP	19,400	USD	28,933	1/21/09	(1,057)
HKD	6,008,000	USD	775,546	1/21/09	(217)
JPY	17,275,300	USD	190,282	1/21/09	373
JPY	6,740,000	USD	69,837	1/21/09	4,547
JPY	56,304,500	USD	615,110	1/21/09	6,284
JPY	26,300,000	USD	276,956	1/21/09	13,299
JPY	160,575	USD	15,833,000	1/21/09	14,163
JPY	61,086,000	USD	610,695	1/21/09	63,469
JPY	100,000,000	USD	1,029,793	1/21/09	73,838
NOK	1,000	USD	146	1/21/09	(3)
NOK	447,000	USD	63,146	1/21/09	586
NOK	881,000	USD	123,219	1/21/09	2,392
SEK	6,634,000	USD	890,707	1/21/09	(52,159)
SGD	403,000	USD	268,809	1/21/09	10,702
USD	423,742	AUD	685,000	1/21/09	(52,678)
USD	225,396	AUD	360,000	1/21/09	(24,985)
USD	127,741	AUD	195,000	1/21/09	(7,883)
USD	57,162	AUD	88,000	1/21/09	(4,042)
USD	60,196	AUD	91,000	1/21/09	(3,095)
USD	35,470	AUD	54,000	1/21/09	(2,088)
USD	116,469	CAD	151,000	1/21/09	(5,804)
USD	191,287	CAD	242,000	1/21/09	(4,673)
USD	58,026	CAD	71,000	1/21/09	534
USD	92,910	CAD	114,000	1/21/09	599
USD	71,625	CAD	87,500	1/21/09	772
USD	97,965	CAD	120,000	1/21/09	794
USD	446,242	CAD	538,627	1/21/09	10,088

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	254,453	CHF	300,000	1/21/09	$(27,469)
USD	18,195	CHF	22,000	1/21/09	(2,480)
USD	48,013	CZK	911,000	1/21/09	896
USD	368,303	EUR	290,000	1/21/09	(34,419)
USD	326,791	EUR	252,000	1/21/09	(23,161)
USD	213,156	EUR	170,000	1/21/09	(22,922)
USD	242,928	EUR	190,000	1/21/09	(20,925)
USD	198,092	EUR	157,000	1/21/09	(19,934)
USD	204,081	EUR	157,000	1/21/09	(13,945)
USD	108,037	EUR	85,000	1/21/09	(10,003)
USD	25,167	EUR	20,000	1/21/09	(2,607)
USD	1,283	EUR	1,000	1/21/09	(106)
USD	121,956	GBP	83,000	1/21/09	2,696
USD	58,811	GBP	39,000	1/21/09	2,773
USD	161,865	GBP	109,500	1/21/09	4,528
USD	172,515	GBP	115,000	1/21/09	7,275
USD	127,551	GBP	81,000	1/21/09	11,164
USD	104,742	GBP	65,000	1/21/09	11,346
USD	424,224	GBP	285,000	1/21/09	14,715
USD	416,258	GBP	278,000	1/21/09	16,807
USD	319,591	GBP	199,000	1/21/09	33,654
USD	2,240,988	GBP	1,399,000	1/21/09	230,804
USD	167,301	HKD	1,297,000	1/21/09	(76)
USD	23,180	HKD	180,000	1/21/09	(49)
USD	41,255	HKD	320,000	1/21/09	(40)
USD	42,300	HKD	328,000	1/21/09	(28)
USD	48,517	HKD	376,000	1/21/09	(5)
USD	97,174	HKD	753,000	1/21/09	—
USD	75,174	HKD	582,500	1/21/09	3
USD	69,691	HKD	540,000	1/21/09	5
USD	126,104	HKD	977,000	1/21/09	23
USD	1,538,046	JPY	155,358,000	1/21/09	(176,533)
USD	461,349	JPY	44,791,000	1/21/09	(32,978)
USD	355,098	JPY	34,610,000	1/21/09	(26,868)
USD	201,759	JPY	19,958,000	1/21/09	(18,504)
USD	104,222	JPY	9,936,000	1/21/09	(5,435)
USD	41,998	JPY	3,797,000	1/21/09	93
USD	19,231	JPY	1,734,000	1/21/09	94
USD	170,718	MXN	2,335,000	1/21/09	3,396
USD	3,576,452	MXN	45,868,000	1/21/09	289,628
USD	36,387	NOK	257,000	1/21/09	(256)
USD	142,896	NOK	1,004,000	1/21/09	(251)
USD	69,345	NOK	487,000	1/21/09	(90)
USD	48,965	NOK	333,000	1/21/09	1,486
USD	606,935	NOK	3,971,000	1/21/09	40,761
USD	130,794	SEK	1,038,000	1/21/09	(411)
USD	2,360	SEK	19,000	1/21/09	(42)

Total					$569,393

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
200	DJIA Index	March 2009	$17,454,000	$60,000
152	DJ Euro STOXX 50 Index	March 2009	$5,176,536	(120,434)
16	Euro-Bund	March 2009	$2,776,536	40,325
27	Gilt Futures	March 2009	$4,793,023	302,029
60	S&P 500 Index	March 2009	$13,501,500	72,000
16	U.S. Treasury Bonds	March 2009	$2,208,750	138,021
46	U.S. Treasury Notes (5 Year)	March 2009	$5,476,516	109,250

Total				$601,191

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
30	U.S. Treasury Notes (2 Year)	March 2009	$6,541,875	$(55,312)
4	U.S. Treasury Notes (10 Year)	March 2009	$503,000	9,031
32	Euro Dollar Futures (90 Day)	June 2009	$7,909,600	(144,389)

Total				$(190,670)

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	21

Schedule of Investments (continued)

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month USD LIBOR Counterparty, Bank of America, N.A. Expires, July 2009	USD	7,500,000	$298,970
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR Counterparty, Barclays Bank, PLC Expires, December 2009	USD	2,600,000	66,775
Receive a fixed rate of 5.11% and pay a floating rate based on 3-month USD LIBOR Counterparty, UBS AG Expires, November 2011	USD	9,100,000	871,542
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month USD LIBOR Counterparty, Bank of America, N.A. Expires, January 2013	USD	4,100,000	312,848
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month USD LIBOR Counterparty, Goldman Sachs Bank USA Expires, March 2013	USD	1,400,000	(94,937)
Receive a fixed rate of 3.48% and pay a floating rate based on 3-month USD LIBOR Counterparty, Goldman Sachs Bank USA Expires, March 2013	USD	1,400,000	(96,305)
Receive a fixed rate of 4.27% and pay a floating rate based on 3-month USD LIBOR Counterparty, Deutsche Bank AG Expires, July 2013	USD	4,100,000	439,261
Receive a fixed rate of 2.95% and pay a floating rate based on 3-month USD LIBOR Counterparty, Bank of America, N.A. Expires, November 2013	USD	5,800,000	225,921
Pay a fixed rate of 4.96% and receive a floating rate based on 3-month USD LIBOR Counterparty, UBS AG Expires, March 2015	USD	5,000,000	(846,073)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month USD LIBOR Counterparty, JPMorgan Chase Bank, National Association Expires, May 2015	USD	1,700,000	(226,003)
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR Counterparty, Morgan Stanley Capital Services, Inc. Expires, July 2015	USD	6,300,000	(885,362)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR Counterparty, UBS AG Expires, February 2017	USD	6,700,000	1,524,297
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR Counterparty, Citibank, N.A. Expires, July 2017	USD	1,000,000	(236,375)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month USD LIBOR Counterparty, Morgan Stanley Capital Services, Inc. Expires, May 2018	USD	2,900,000	479,700
Receive a fixed rate of 4.36% and pay a floating rate based on 3-month USD LIBOR Counterparty, JPMorgan Chase Bank, National Association Expires, May 2018	USD	500,000	77,856
Pay a fixed rate of 5.46% and receive a floating rate based on 3-month USD LIBOR Counterparty, JPMorgan Chase Bank, National Association Expires, August 2018	USD	1,700,000	(453,127)
Pay a fixed rate of 4.40% and receive a floating rate based on 3-month USD LIBOR Counterparty, Bank of America, N.A. Expires, November 2018	USD	1,400,000	228,859

22	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments (continued)

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 4.10% and receive a floating rate based on 3-month USD LIBOR Counterparty, Barclays Bank, PLC Expires, November 2018	USD	1,200,000	$(164,319)
Pay a fixed rate of 4.20% and receive a floating rate based on 3-month USD LIBOR Counterparty, UBS AG Expires, November 2018	USD	4,000,000	(531,429)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-month USD LIBOR Counterparty, UBS AG Expires, November 2018	USD	700,000	(128,197)
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR Counterparty, Deutsche Bank AG Expires, December 2018	USD	1,900,000	61,879
Receive a fixed rate of 2.98% and pay a floating rate based on 3-month USD LIBOR Counterparty, Citibank, N.A. Expires, December 2018	USD	1,900,000	67,579
Receive a fixed rate of 3.03% and pay a floating rate based on 3-month USD LIBOR Counterparty, Morgan Stanley Capital Services, Inc. Expires, December 2018	USD	1,000,000	40,143
Pay a fixed rate of 2.77% and receive a floating rate based on 3-month USD LIBOR Counterparty, Deutsche Bank AG Expires, December 2018	USD	1,400,000	(25,332)
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month USD LIBOR Counterparty, Goldman Sachs Bank USA Expires, December 2018	USD	2,500,000	(78,753)
Receive a fixed rate of 2.30% and pay a floating rate based on 3-month USD LIBOR Counterparty, Citibank, N.A. Expires, December 2018	USD	2,200,000	(52,774)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR Counterparty, JPMorgan Chase Bank, National Association Expires, August 2022	USD	1,130,000	363,763
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR Counterparty, Goldman Sachs Bank USA Expires, April 2027	USD	750,000	282,558

Total			$1,522,965

•	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Premiums Received	Unrealized Depreciation
CMBX.-		Credit
NA.3.-		Suisse	December
AAA(u)	5.41%	International	2049	AAA	USD	1,200	$124,163	$(233,487)

(u)	Security is valued in accordance with the Portfolio’s fair valuation policy.

[1]	Using Standard & Poor’s weighted average ratings of the underlying securities in the index.

[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes and/or defined by portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008	23

Schedule of Investments (concluded)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments **
	Assets	Liabilities	Assets	Liabilities
Level 1	$212,313,364	$—	$732,229	$(320,233)
Level 2	361,659,496	(17,147,662)	6,624,591	(4,533,708)
Level 3	105,625	—	—	(233,487)

Total	$574,078,485	$(17,147,662)	$7,356,820	$(5,087,428)

The following table is a reconciliation of Level 3 investments for the period ended December 31, 2008:

	Investments in Securities	Other Financial Instruments **
	Assets	Liabilities
Balance, as of October 1, 2008	$124,226	$(818)
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(18,601)	(232,669)
Net purchases (sales)	—	—
Net transfers in/out of Level 3	—	—

Balance, as of December 31, 2008	$105,625	$(233,487)

**	Other financial instruments are written swaptions, futures, forwards and swap contracts.

24	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Home Loan Bank Variable Rate Notes — 1.7%(a)
1.35%, 3/20/09	$8,535	$8,536,701
1.12%, 8/13/09	9,050	9,050,000
1.10%, 8/14/09	13,255	13,254,182

		30,840,883

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.2%(a)
1.33%, 9/25/09	24,015	24,009,834
0.40%, 9/28/09	14,820	14,817,283

		38,827,117

Federal National Mortgage Assoc. Discount Notes — 0.9%(b)
2.00%, 5/14/09	6,850	6,799,386
1.30%, 6/22/09	9,000	8,972,968

		15,772,354

Total Agency Obligations (Cost — $85,440,354) — 4.8%		85,440,354

Certificates of Deposit
Domestic — 1.4%
Bank of America, N.A.,
2.45%, 5/19/09	5,000	5,000,000
Chase Bank USA, N.A.,
0.40%, 3/30/09	15,000	15,000,000
Citibank N.A.,
1.50%, 3/17/09	5,000	5,000,000

		25,000,000

Yankee — 26.3%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York,
3.61%, 1/30/09	22,400	22,400,179
3.36%, 2/04/09	13,000	13,000,122
1.94%, 3/12/09	10,000	10,000,194
1.37%, 3/17/09	15,000	15,000,000
2.71%, 4/14/09	12,000	12,000,339
2.77%, 5/12/09	7,000	7,000,251
Banco Santander, New York,
3.70%, 2/24/09	26,000	26,000,000
2.78%, 5/12/09	5,000	5,000,000
Bank of Nova Scotia, Houston,
2.05%, 2/09/09	10,000	9,999,998
BNP Paribas, New York,
3.12%, 2/20/09	15,000	15,000,000
2.29%, 6/08/09	16,350	16,350,000
DnB NOR Bank ASA, New York,
2.05%, 2/05/09	8,000	8,000,000
2.32%, 3/09/09	10,000	10,009,627
1.40%, 3/23/09	10,000	10,001,121
Intesa San Paolo SpA, New York,
1.85%, 3/10/09	5,450	5,450,000
1.45%, 3/11/09	7,000	7,000,000
Lloyds TSB Bank Plc, New York,
1.85%, 1/20/09	15,000	15,000,000
2.08%, 3/05/09	11,000	11,000,000
Mizuho Corporate Bank, New York,
2.00%, 2/12/09	5,550	5,550,000
1.50%, 2/17/09	11,500	11,500,000
Nordea Bank Finland Plc, New York,
3.41%, 2/24/09	30,000	30,000,000
Rabobank Nederland N.V., New York,
3.01%, 2/19/09	8,500	8,500,000
Royal Bank of Scotland Plc, New York,
3.14%, 3/09/09	18,190	18,190,000
1.40%, 3/30/09	14,000	14,000,000
1.35%, 3/31/09	10,000	10,000,000
San Paolo IMI SpA, New York,
3.24%, 3/03/09	12,000	12,000,000
1.21%, 3/18/09	10,000	10,000,211
2.85%, 5/12/09	14,000	14,000,000
Societe Generale, New York,
2.65%, 2/05/09	22,000	22,000,000
2.25%, 2/13/09	15,000	15,000,000
1.50%, 3/11/09	3,400	3,400,000
Svenska Handelsbanken, New York,
2.96%, 2/03/09	14,000	14,000,127
Toronto Dominion Bank, New York,
3.03%, 2/11/09	3,600	3,600,000
3.01%, 2/13/09	5,000	5,000,000
2.50%, 6/09/09	6,150	6,150,000
2.42%, 6/11/09	10,050	10,050,000
UBS AG, Stamford,
1.70%, 3/18/09	40,000	40,000,000

Total Certificates of Deposit (Cost — $496,152,169) — 27.7%		496,152,169

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.	AMBAC	American Municipal Bond Assurance Corp.	MB	Municipal Bond
	AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Insurance Association
	BAN	Bond Anticipation Note	MERLOTS	Municipal Exempt Receipt-Liquidity Optional Tender
	COP	Certificate of Participation	PCRB	Pollution Control Revenue Bond
	DN	Demand Note	PUTTERS	Putable Tax-Exempt Receipt
	FGIC	Financial Guaranty Insurance Co.	RAN	Revenue Anticipation Note
	FSA	Financial Security Assurance	RB	Revenue Bond
	GAN	Grant Anticipation Note	ROC	Reset Option Certificate
	GO	General Obligation	SBPA	Stand-by Bond Purchase Agreement
	HFA	Housing Finance Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
	IDA	Industrial Development Authority	TAN	Tax Anticipation Note
	IDRB	Industrial Development Revenue Bond	TECP	Tax-Exempt Commercial Paper
	ISD	Independent School District	TOB	Tender Option Bond
	LOC	Letter of Credit	TRAN	Tax & Revenue Anticipation Note

DECEMBER 31, 2008	1

Schedule of Investments (continued)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(b)
Asset Backed Securities — 49.7%
Amstel Funding Corp.,
1.50%, 1/12/09	$10,000	$9,995,417
1.40%, 1/21/09	10,000	9,992,222
0.50%, 1/23/09	11,353	11,349,531
2.45%, 1/23/09	8,650	8,637,049
Amsterdam Funding Corp.,
2.05%, 1/12/09	5,000	4,996,868
Apreco LLC,
2.15%, 1/29/09	3,000	2,994,983
3.15%, 1/30/09	10,000	9,974,625
Atlantis One Funding Corp.,
3.00%, 1/30/09	30,000	29,927,500
2.05%, 2/05/09	10,000	9,980,069
1.95%, 2/06/09	10,000	9,980,500
0.70%, 3/16/09	15,000	14,978,417
Barton Capital Corp.,
1.80%, 2/05/09	8,000	7,986,000
1.75%, 2/09/09	1,750	1,746,682
1.52%, 2/20/09	27,000	26,943,000
Bryant Park Funding LLC,
2.55%, 1/26/09	30,000	29,946,875
1.75%, 2/05/09	5,208	5,199,139
1.65%, 2/23/09	12,304	12,274,112
CAFCO LLC,
4.30%, 1/07/09	10,000	9,992,833
0.87%, 3/09/09	5,000	4,991,904
Cancara Asset Securitisation LLC,
2.00%, 1/07/09	24,403	24,394,866
Charta LLC,
3.55%, 2/20/09	15,000	14,926,042
3.12%, 3/17/09	30,000	29,805,000
Clipper Receivables Co. LLC,
0.55%, 1/02/09	16,725	16,724,745
1.25%, 1/12/09	13,800	13,794,729
CRC Funding LLC,
1.70%, 2/09/09	34,000	33,937,383
3.25%, 2/13/09	40,000	39,844,722
Dakota Notes Program,
2.23%, 2/06/09	3,050	3,043,199
Enterprise Funding LLC,
3.00%, 2/13/09	21,873	21,844,663
Erasmus Capital Corp.,
2.60%, 1/08/09	10,000	9,994,944
1.50%, 1/12/09	5,000	4,997,708
2.25%, 1/23/09	29,000	28,960,125
2.00%, 2/10/09	5,000	4,988,889
Fairway Finance Co. LLC,
0.75%, 1/12/09	6,000	5,998,625
2.37%, 1/16/09	1,250	1,248,766
1.69%, 2/10/09	31,000	30,941,789
1.65%, 2/12/09	8,500	8,483,638
Falcon Asset Securitization Co. LLC,
1.50%, 2/17/09	3,000	2,994,125
Galleon Capital LLC,
0.55%, 1/02/09	25,000	24,999,618
Govco LLC,
4.20%, 1/14/09	18,000	17,972,700
2.95%, 1/27/09	5,000	4,989,347
0.40%, 3/25/09	20,000	19,981,556
Kitty Hawk Funding Corp.,
0.60%, 2/06/09	15,000	14,991,000
Liberty Street Funding LLC,
2.80%, 2/02/09	20,000	19,950,222
0.90%, 3/20/09	6,000	5,988,300
0.62%, 3/23/09	40,000	39,944,200
Nieuw Amsterdam Receivables Corp.,
3.10%, 2/03/09	40,000	39,886,333
3.05%, 2/26/09	8,000	7,962,045
2.60%, 3/11/09	5,000	4,975,083
Old Line Funding LLC,
4.50%, 1/09/09	20,000	19,980,000
Ranger Funding Co. LLC,
1.45%, 2/23/09	20,000	19,957,306
Regency Markets No. 1 LLC,
4.80%, 1/15/09	40,000	39,925,333
4.10%, 1/20/09	15,000	14,967,542
Tempo Finance Corp.,
2.50%, 1/23/09	21,000	20,967,917
Thunder Bay Funding LLC,
0.50%, 1/23/09	5,000	4,998,472
0.92%, 3/03/09	35,293	35,237,982
Victory Receivables Corp.,
0.50%, 3/18/09	6,000	5,993,667
Yorktown Capital LLC,
1.50%, 2/18/09	8,000	7,984,000

		890,464,307

Banks — 7.4%
Bank of America Corp.,
2.96%, 3/12/09	17,000	16,902,156
BNP Paribas Finance Inc.,
1.32%, 3/19/09	2,000	1,994,353
Citigroup Funding, Inc.,
2.05%, 2/19/09	5,000	4,986,049
Danske Corp.,
0.60%, 2/17/09	17,000	16,986,683
1.75%, 3/16/09	30,000	29,892,083
DnB NOR Bank ASA,
3.19%, 1/06/09	12,000	11,994,683
Nordea North America, Inc.,
3.00%, 1/12/09	5,000	4,995,417
San Paolo IMI U.S. Financial Co.,
3.35%, 1/30/09	10,000	9,973,014
Societe Generale N.A., Inc.,
2.47%, 2/05/09	2,000	1,995,197
1.43%, 3/16/09	7,000	6,979,424
UBS Finance Delaware LLC,
1.59%, 1/23/09	15,000	14,985,425
1.13%, 1/30/09	10,000	9,990,897

		131,675,381

Total Commercial Paper (Cost — $1,022,139,688) — 57.1%		1,022,139,688

Master Notes
Security Brokers & Dealers — 1.7%
Bank of America Securities LLC,
0.34%, 1/02/09(d)
(Cost — $30,250,000) — 1.7%	30,250	30,250,000

2	DECEMBER 31, 2008

Schedule of Investments (concluded)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Variable Rate Obligations
Banks — 4.1%
Bank of Montreal, Chicago,
2.39%, 10/05/09(a)	$14,550	$14,550,000
Deutsche Bank AG, New York,
1.74%, 1/21/09(a)	12,265	12,265,000
HSBC (USA), Inc.,
5.22%, 10/15/09(a)	2,580	2,580,000
ING Bank N.V.,
2.47%, 8/24/09(a)	7,700	7,700,000
Lloyds TSB Group Plc,
2.81%, 8/07/09(a)	10,850	10,850,000
Nordea Bank AB,
3.89%, 10/23/09(a)	10,250	10,250,000
U.S. Bank N.A.,
2.25%, 8/24/09(a)	2,950	2,924,003
Wachovia Bank, N.A.,
4.61%, 8/04/09(a)	9,300	9,300,000
Wells Fargo & Co.,
1.67%, 9/23/09(a)	3,050	3,024,371

		73,443,374

Life Insurance — 3.6%
ING USA Global Funding Trust IV,
2.03%, 9/18/09(a)	4,070	4,070,000
Transamerica Life Insurance Co.,
2.59%, 10/02/09(a)(e)	60,000	60,000,000

		64,070,000

Municipal Bonds — 1.5%
Park Street Properties I LLC Series 2004 DN (U.S. Bank N.A. LOC),
1.69%, 1/07/09(d)	425	425,000
Park Village Assisted Living LLC (Bank One N.A. LOC),
2.47%, 1/02/09(d)	6,495	6,495,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (Bank of America N.A. LOC),
1.25%, 1/02/09(d)	6,300	6,300,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 DN (Bank One N.A. LOC),
1.80%, 1/07/09(d)	14,800	14,800,000

		28,020,000

Total Variable Rate Obligations (Cost — $165,533,374) — 9.2%		165,533,374

Total Investments (Cost — $1,799,515,585*) — 100.5%		1,799,515,585
Liabilities in Excess of Other Assets — (0.5)%		(9,153,442)

Net Assets — 100.0%		$1,790,362,143

*	Cost for federal income tax purposes.

(a)	Rate shown is as of report date and the date shown is the final maturity date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(e)	Restricted security as to resale. As of report date, the Portfolio held 3.4% of its net assets, with a current market value of $60,000,000 and an original cost of $60,000,000 in these securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	1,799,515,585
Level 3	—

Total	$1,799,515,585

DECEMBER 31, 2008	3

Schedule of Investments December 31, 2008 (Unaudited)	U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills — 39.7%(a)
0.54%, 1/02/09	$5,000	$4,999,925
0.70%, 1/02/09	50,000	49,999,028
0.45%, 1/22/09	50,000	49,986,875
0.53%, 1/29/09	25,000	24,989,694
0.65%, 1/29/09	50,000	49,974,722
0.66%, 1/29/09	25,000	24,987,215
0.05%, 4/02/09	20,000	19,997,500
1.03%, 4/09/09	33,000	32,907,472
1.04%, 4/09/09	25,000	24,928,882
1.05%, 4/09/09	10,000	9,971,376
0.30%, 6/11/09	1,850	1,847,518

		294,590,207

U.S. Treasury Notes — 1.2%
4.88%, 5/15/09	8,350	8,494,125

Total U.S. Treasury Obligations (Cost — $303,084,332) — 40.9%		303,084,332

Repurchase Agreements
Barclays Capital, Inc.,
0.02%, 1/02/09	50,000	50,000,000
(Agreement dated 12/31/08 to be repurchased at $50,000,056, collateralized by U.S. Treasury Strips due 11/15/13.)
Credit Suisse Securities (USA) LLC,
2.05%, 1/05/09	25,000	25,000,000
(Agreement dated 8/08/08 to be repurchased at $25,213,542, collateralized by U.S. Treasury Inflation Indexed Securities 2.5% due 7/15/16.)
Credit Suisse Securities (USA) LLC,
0.55%, 1/15/09	50,000	50,000,000
(Agreement dated 11/03/08 to be repurchased at $50,055,764, collateralized by U.S. Treasury Inflation Indexed Securities 2.5% due 7/15/16.)
Deutsche Bank Securities Inc.,
0.02%, 1/02/09	79,805	79,805,000

(Agreement dated 12/31/08 to be repurchased at $79,805,089, collateralized by U.S. Treasury Strips, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Strips Principals 0.00% to 6.88% due from 1/15/10 to 8/15/34.)

Deutsche Bank Securities Inc.,
1.00%, 1/05/09	50,000	50,000,000

(Agreement dated 10/07/08 to be repurchased at $50,125,000, collateralized by U.S. Treasury Strips, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Strips Principals 0.00% to 6.88% due from 1/15/10 to 8/15/34.)

Deutsche Bank Securities Inc.,
0.84%, 1/08/09	25,000	25,000,000

(Agreement dated 10/30/08 to be repurchased at $25,040,833, collateralized by U.S. Treasury Strips, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Strips Principals 0.00% to 6.88% due from 1/15/10 to 8/15/34.)

Deutsche Bank Securities Inc.,
0.55%, 1/15/09	20,000	20,000,000

(Agreement dated 11/12/08 to be repurchased at $20,019,556, collateralized by U.S. Treasury Strips, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Strips Principals 0.00% to 6.88% due from 1/15/10 to 8/15/34.)

Greenwich Capital Markets, Inc.,
0.20%, 1/06/09	50,000	50,000,000
(Agreement dated 12/03/08 to be repurchased at $50,009,444, collateralized by U.S. Treasury Bonds 7.63% due 2/15/25.)
Greenwich Capital Markets, Inc.,
2.04%, 2/02/09	25,000	25,000,000
(Agreement dated 9/09/08 to be repurchased at $25,206,833, collateralized by U.S. Treasury Bonds 7.63% due 2/15/25.)
HSBC Securities (USA) Inc.,
0.02%, 1/02/09	50,000	50,000,000
(Agreement dated 12/31/08 to be repurchased at $50,000,056, collateralized by U.S. Treasury Strips due from 5/15/21 to 5/15/27.)
JPMorgan Securities Inc.,
0.01%, 1/02/09	30,000	30,000,000
(Agreement dated 12/31/08 to be repurchased at $30,000,017, collateralized by U.S. Treasury Notes 4.25% due 8/15/15.)

Total Repurchase Agreements (Cost — $454,805,000) — 61.3%		454,805,000

Total Investments (Cost — $757,889,332*) — 102.2%		757,889,332
Liabilities in Excess of Other Assets — (2.2)%		(16,003,865)

Net Assets — 100.0%		$741,885,467

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	757,889,332
Level 3	—

Total	$757,889,332

4	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.0%
Geneva County Health Care Authority RB Series 2001 DN (Southtrust Bank N.A. LOC),
2.10%, 1/07/09(a)	$2,833	$2,833,000

Arkansas — 0.6%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 DN (Bank of America N.A. LOC),
1.35%, 1/07/09(a)	1,840	1,840,000

California — 0.2%
California GO Series 2008A RAN,
5.50%, 5/20/09	680	684,432

Colorado — 12.1%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 DN (Bank of America N.A. LOC),
1.43%, 1/02/09(a)	12,450	12,450,000
Colorado HFA RB Series 2003B-3 AMT DN (Federal Home Loan Bank SBPA),
1.10%, 1/07/09(a)	5,000	5,000,000
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT DN (Dexia Credit Local SBPA),
2.45%, 1/07/09(a)	8,500	8,500,000
Southglenn Metropolitan District RB Series 2007 DN (BNP Paribas LOC),
1.25%, 1/07/09(a)	1,500	1,500,000
University of Colorado Hospital Authority RB Series 2006 ROCS-RR-II-R-573CE DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility),
1.40%, 1/07/09(a)(b)	8,000	8,000,000

		35,450,000

District of Columbia — 3.9%
District of Columbia GO Series 2002D DN (Dexia Credit Local LOC),
1.85%, 1/07/09(a)	11,500	11,500,000

Florida — 11.6%
Brevard County Health Facilities Authority RB (Health First, Inc. Project) Series 2003 DN (SunTrust Bank LOC),
1.10%, 1/02/09(a)	1,800	1,800,000
Florida Housing Finance Corp. Multi-Family Mortgage RB Series 2006 ROCS-RR-II-R-600CE AMT DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility),
1.48%, 1/07/09(a)(b)	45	45,000
Florida Housing Finance Corp. RB (Boynton Bay Apartments Project) Series 2007 AMT DN (Citibank N.A. LOC),
1.45%, 1/07/09(a)	7,690	7,690,000
Florida Hurricane Catastrophe Fund RB Series 2008 ROCS-RR-II-R-11549 DN (Citibank N.A. Liquidity Facility),
1.35%, 1/07/09(a)(b)	2,400	2,400,000
Gainesville Utilities System RB Series 2008B DN (Bank of New York SBPA),
0.80%, 1/07/09(a)	2,300	2,300,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 DN (Adventist Health Guaranty),
1.20%, 1/07/09(a)	2,300	2,300,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007 DN (Bank of America N.A. LOC),
1.05%, 1/02/09(a)	5,000	5,000,000
Jacksonville Transportation RB Series 2008A DN (JPMorgan Chase Bank SBPA),
1.05%, 1/07/09(a)	7,000	7,000,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 DN (TD Commerce Bank LOC),
1.10%, 1/07/09(a)	1,000	1,000,000
Pasco County School Board COP Series 2008C DN (Bank of America N.A. LOC),
1.20%, 1/07/09(a)	2,200	2,200,000
Wauchula IDRB (Hardee County Center Project) Series 1993 DN (JPMorgan Chase Bank LOC),
1.15%, 1/07/09(a)	2,275	2,275,000

		34,010,000

Georgia — 4.8%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992-1ST DN,
1.00%, 1/02/09(a)	855	855,000
Metropolitan Atlanta Rapid Transit Autority Sales Tax RB Series 2000A DN (Bayerische Landesbank Girozentrale LOC, WestLB AG LOC),
1.00%, 1/07/09(a)	11,830	11,830,000
Monroe County Development Authority RB (Georgia Power Co. Plant Scherer Project) Series 2008 MB,
1.95%, 12/10/09	1,500	1,500,000

		14,185,000

Illinois — 0.8%
Illinois Development Finance Authority PCRB (Amoco Oil Co. Project) Series 1994 DN,
1.10%, 1/02/09(a)	700	700,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT DN (Bank One N.A. LOC),
3.80%, 1/07/09(a)	240	240,000
Rockford County RB (Fairhaven Christian Center Project) Series 2000 DN (JPMorgan Chase Bank LOC),
1.30%, 1/07/09(a)	1,100	1,100,000
Roselle Village IDRB (Abrasive-Form, Inc. Project) Series 1995 AMT DN (Lasalle Bank N.A. LOC),
1.55%, 1/07/09(a)(c)	300	300,000

		2,340,000

Indiana — 2.1%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Charter One Bank FSB LOC),
1.23%, 1/07/09(a)	3,225	3,225,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC),
3.00%, 5/28/09	3,000	3,013,921

		6,238,921

DECEMBER 31, 2008	5

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Iowa — 0.3%
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC),
0.94%, 1/07/09(a)	$1,000	$1,000,000

Louisiana — 0.7%
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC),
2.25%, 3/15/09	2,000	2,000,000

Maryland — 2.4%
Baltimore County RB (Odyssey School Facility Project) Series 2001 DN (M&T Bank Corp. LOC),
1.25%, 1/07/09(a)	95	95,000
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (Allfirst Bank LOC),
1.25%, 1/07/09(a)	1,410	1,410,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2003C AMT DN (State Street Bank & Trust Co. SBPA),
1.23%, 1/07/09(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B DN (Allfirst Bank LOC),
1.25%, 1/07/09(a)	1,200	1,200,000

		6,905,000

Massachusetts — 0.7%
Massachusetts GO Series 2008B RAN,
4.00%, 4/30/09	1,000	1,005,794
Massachusetts GO Series 2008C RAN,
4.00%, 5/29/09	1,000	1,007,198

		2,012,992

Michigan — 3.7%
Macomb County Economic Development Corp. RB (AIM Plastics, Inc. Project) Series 2007 AMT DN (Comerica Bank LOC),
1.40%, 1/02/09(a)	3,295	3,295,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-1 DN,
0.60%, 1/07/09(a)	900	900,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-3 DN,
0.60%, 1/07/09(a)	1,600	1,600,000
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT DN (Citibank N.A. LOC),
0.88%, 1/07/09(a)	300	300,000
Michigan Municipal Bond Authority GO Series 2008A-1 RAN,
3.00%, 8/20/09	2,500	2,521,328
Michigan Strategic Fund Ltd. Obligation RB (Continental Carbonic Products, Inc. Project) Series 2007 AMT DN (JPMorgan Chase Bank LOC),
1.15%, 1/02/09(a)	1,000	1,000,000
University of Michigan RB Series 2005B DN,
0.80%, 1/07/09(a)	1,100	1,100,000

		10,716,328

Missouri — 0.6%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT DN (U.S. Bank N.A. LOC),
1.18%, 1/07/09(a)	1,745	1,745,000

Nevada — 1.0%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN,
3.00%, 7/01/09	3,000	3,015,380

New Hampshire — 3.4%
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC),
1.36%, 1/02/09(a)	10,000	10,000,000

New Jersey — 1.7%
Livingston Township GO Series 2008 BAN,
2.50%, 5/21/09	5,000	5,016,273

New York — 7.4%
Ardsley Union Free School District GO Series 2008 TAN,
2.75%, 6/26/09	305	306,085
Beacon School District GO Series 2008 BAN,
2.50%, 6/30/09	1,800	1,806,208
Carmel Central School District GO Series 2008 RAN,
3.00%, 6/30/09	365	367,139
Clarence Central School District GO Series 2008A BAN (State Aid Withholding Insurance),
2.50%, 7/23/09	1,000	1,003,051
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 6/25/09	215	215,312
Middletown GO Series 2008 BAN,
2.75%, 4/10/09	425	427,846
Monticello Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 7/24/09	525	526,755
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC),
1.69%, 1/07/09(a)	1,400	1,400,000
New York City GO Series 2008L-3 DN (Bank of America N.A. SBPA),
0.95%, 1/02/09(a)	8,300	8,300,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB,
4.00%, 8/01/09(a)	445	450,723
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2002 AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
0.70%, 1/07/09(a)	1,100	1,100,000
Northeastern Clinton Central School District GO Series 2008 BAN,
2.50%, 6/30/09	375	375,560
Plainview Old Bethpage Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 7/30/09	650	653,125
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC),
1.35%, 1/07/09(a)	1,065	1,065,000

6	DECEMBER 31, 2008

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Rocky Point Union Free School District GO Series 2008 BAN,
2.75%, 6/30/09	$465	$467,388
Rocky Point Union Free School District GO Series 2008 TAN,
2.75%, 6/25/09	230	231,149
Schenectady School District GO Series 2008 BAN,
2.75%, 7/10/09	480	482,109
South Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	520	522,174
South Glens Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	315	316,273
South Glens Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/19/09	350	351,382
Thousand Islands Central School District GO Series 2008 BAN,
3.00%, 6/30/09	640	642,314
West Babylon Union Free School District GO Series 2008 BAN,
2.75%, 7/30/09	465	467,124
Williamsville Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/25/09	275	275,851

		21,752,568

North Carolina — 6.8%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(a)	1,550	1,550,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(a)	3,045	3,045,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN,
0.80%, 1/07/09(a)	3,000	3,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROCS-RR-II-R-10313 DN (Citigroup Financial Products Liquidity Facility),
1.42%, 1/07/09(a)(b)	4,300	4,300,000
North Carolina Ports Authority RB Series 2008 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(a)	3,500	3,500,000
North Carolina State University Raleigh RB Series 2003B DN (Bayerische Landesbank Girozentrale LOC),
1.05%, 1/07/09(a)	4,500	4,500,000

		19,895,000

Ohio — 6.8%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN,
3.00%, 11/24/09	500	501,770
Avon GO (Various Purposes Project) Series 2008 BAN,
2.35%, 5/14/09	100	100,127
Cuyahoga County GO Series 2008 BAN,
2.50%, 12/23/09	3,000	3,041,959
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,300	1,300,000
Dublin School District GO (School Construction Project) Series 2008 BAN,
2.00%, 5/28/09	2,700	2,709,803
Mayfield Heights GO Series 2008 BAN,
2.50%, 8/20/09	2,400	2,410,435
Napoleon GO Series 2008 BAN,
2.55%, 7/22/09	1,800	1,805,364

Ohio Housing Finance Agency Residential Mortgage RB Series 2008 ROCS-RR-II-R-11575 DN (Governemnt National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance, Citibank N.A. Liquidity Facility),

1.20%, 1/07/09(a)(b)	3,445	3,445,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC),
2.45%, 1/07/09(a)	1,145	1,145,000
Tallmadge GO Series 2008 BAN,
2.50%, 6/04/09	1,300	1,302,634
Vermilion GO Series 2008 BAN,
2.50%, 7/23/09	1,000	1,003,294
Wapakoneta School District GO (School Improvement Project) Series 2008 BAN,
2.50%, 5/27/09	1,200	1,202,257

		19,967,643

Oklahoma — 0.3%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT DN,
0.93%, 1/07/09(a)	1,000	1,000,000

Oregon — 1.4%
Clackamas County Hospital Facility Authority RB (Legacy Health System Project) Series 2008A DN (U.S. Bank N.A. LOC),
0.68%, 1/07/09(a)	4,000	4,000,000

Pennsylvania — 9.7%
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN,
1.25%, 1/07/09(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 DN (Dexia Credit Local LOC),
2.50%, 1/07/09(a)	5,000	5,000,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A DN (Wachovia Bank N.A. LOC),
0.90%, 1/02/09(a)	1,175	1,175,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C DN (Bank of America N.A. LOC),
1.10%, 1/02/09(a)	7,500	7,500,000
Pennsylvania Economic Development Financing Authority RB Series 2008 DN (TD Commerce Bank LOC),
1.36%, 1/02/09(a)	6,950	6,950,000

DECEMBER 31, 2008	7

Schedule of Investments (concluded)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (TD Commerce Bank LOC),
1.28%, 1/07/09(a)	$955	$955,000
Philadelphia GO Series 2008A TRAN,
3.50%, 6/30/09	4,000	4,029,364
Upper Merion General Authority Lease RB Series 2003 DN (TD Commerce Bank LOC),
1.28%, 1/07/09(a)	440	440,000

		28,549,364

Rhode Island — 0.7%
Rhode Island & Providence Plantations GO Series 2008 TAN,
3.50%, 6/30/09	2,000	2,012,704

South Carolina — 0.5%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT DN (FUJIFILM Corp. Guaranty),
1.40%, 1/07/09(a)	1,500	1,500,000

Tennessee — 3.5%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 DN (Bank of America N.A. LOC),
1.20%, 1/07/09(a)	1,300	1,300,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility),
1.28%, 1/07/09(a)(b)	5,425	5,425,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility),
1.28%, 1/07/09(a)(b)	1,755	1,755,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility),
1.28%, 1/07/09(a)(b)	1,755	1,755,000

		10,235,000

Texas — 6.4%
Harris County Cultural Education Facilities Finance Corp. RB (Young Men’s Christian Assoc. of the Greater Houston Area Project) Series 2008C DN (Bank of America N.A. LOC),
1.15%, 1/07/09(a)	1,500	1,500,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF-GTD Insurance, Bank of America N.A. SBPA),
1.85%, 6/15/09(a)	3,000	3,000,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (Branch Banking & Trust Co. Liquidity Facility),
1.13%, 1/07/09(a)(b)	1,325	1,325,000
North East ISD GO Series 2000 SG-143 DN (PSF-GTD Insurance, Societe Generale Group Liquidity Facility),
1.25%, 1/07/09(a)(b)	5,000	5,000,000
Red River Education Finance RB (Texas Christian University Project) Series 2000 DN,
0.80%, 1/07/09(a)	1,300	1,300,000
Texas GO Series 2008 TRAN,
3.00%, 8/28/09	4,500	4,540,132
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROCS-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility),
1.42%, 1/07/09(a)(b)	2,100	2,100,000

		18,765,132

Virginia — 2.0%
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008B AMT DN (Banco Espirito Santo LOC),
1.05%, 1/07/09(a)	2,000	2,000,000
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008D AMT DN (Bank of Nova Scotia LOC),
1.05%, 1/07/09(a)	2,000	2,000,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC),
1.92%, 1/07/09(a)	1,920	1,920,000

		5,920,000

Washington — 0.8%
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007A DN (KeyBank N.A. LOC),
1.75%, 1/07/09(a)	1,000	1,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007B DN (KeyBank N.A. LOC),
1.75%, 1/07/09(a)	1,200	1,200,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC),
1.50%, 1/07/09(a)	180	180,000

		2,380,000

Wisconsin — 1.3%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT DN (U.S. Bank N.A. LOC),
1.70%, 1/07/09(a)	2,000	2,000,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT DN (U.S. Bank N.A. LOC),
1.17%, 1/07/09(a)	1,890	1,890,000

		3,890,000

Total Investments (Cost — $291,359,737*) — 99.2%		291,359,737
Other Assets in Excess of Liabilities — 0.8%		2,416,607

Net Assets — 100.0%		$293,776,344

*	Cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of report date, the Portfolio held 0.1% of its net assets, with a current market value of $300,000 and an original cost of $300,000 in these securities.

8	DECEMBER 31, 2008

Schedule of Investments (concluded)	Municipal Money Market Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	291,359,737
Level 3	—

Total	$291,359,737

DECEMBER 31, 2008	9

Schedule of Investments December 31, 2008 (Unaudited)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 79.2%
Allamuchy Township GO Series 2008 BAN,
2.50%, 7/21/09	$450	$451,237
Bergen County Import Authority GO (Shared Department of Public Works Project) Series 2008 BAN (County Guaranteed Insurance),
2.50%, 4/30/09	500	501,281
Bridgewater Township GO Series 2008 BAN,
2.50%, 8/20/09	3,000	3,016,049
Butler GO Series 2008 BAN,
2.50%, 8/28/09	500	501,637
Camden County Improvement Authority RB (Harvest Village Project) Series 1999A DN (JPMorgan Chase Bank, N.A. LOC),
1.00%, 1/02/09(a)	3,300	3,300,000
Cape May County GO Series 2008 BAN,
2.50%, 7/23/09	400	401,442
Carteret GO Series 2008 BAN,
3.50%, 10/23/09	400	403,152
Clinton GO Series 2008 BAN,
3.25%, 1/23/09	300	300,081
Colts Neck Township GO Series 2008A BAN,
2.50%, 8/19/09	400	401,509
Cranberry Township GO Series 2008 BAN,
2.50%, 1/14/09	300	300,065
Cranford Township GO Series 2008 BAN,
2.25%, 2/04/09	500	500,095
Dennis Township GO Series 2008 BAN,
2.25%, 3/20/09	100	100,054
East Brunswick Township GO Series 2008 BAN,
3.50%, 1/09/09	1,805	1,805,195
East Hanover Township GO Series 2008 BAN,
2.50%, 1/15/09-8/18/09	400	400,401
Edgewater GO Series 2008 BAN,
2.50%, 8/21/09	1,000	1,005,373
Evesham Township GO Series 2008A BAN,
2.75%, 8/04/09	450	452,079
Gloucester City GO Series 2008A BAN,
2.25%, 4/28/09	400	400,516
Haddonfield GO Series 2008 BAN,
2.50%, 7/23/09	200	200,721
Hamilton Township GO Series 2008 BAN,
2.00%, 2/06/09	300	300,046
Hammonton GO Series 2008 BAN,
3.50%, 1/09/09	1,100	1,100,142
Harrison Township GO Series 2008 BAN,
2.75%, 5/19/09	1,000	1,002,703
Hazlet Township GO Series 2008 BAN,
2.50%, 7/31/09	400	401,020
Highlands GO Series 2008 BAN,
3.12%, 1/29/09	400	400,153
Hillsborough Township GO Series 2008 BAN,
2.25%, 12/11/09	300	300,998
Howell Township GO Series 2008 BAN,
3.00%, 9/15/09	1,300	1,308,156
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC),
1.05%, 1/07/09(a)	6,320	6,320,000
Keyport GO Series 2008 BAN,
2.25%, 8/07/09	700	701,270
Lakewood Township GO Series 2008 BAN,
2.75%, 7/10/09	400	401,428
Lambertville GO Series 2008 BAN,
2.50%, 6/12/09	550	551,461
Lenape Regional High School District GO Series 2008 TAN,
3.50%, 12/23/09	650	653,075
Leonia GO Series 2008 BAN,
2.50%, 2/27/09	400	400,303
Linwood GO Series 2008 BAN,
3.00%, 6/23/09	100	100,301
Little Ferry GO Series 2008 BAN,
2.75%, 7/17/09	550	552,652
Long Beach Township GO Series 2008 BAN,
3.50%, 12/16/09	300	304,588
Lower Township GO Series 2008 BAN,
2.00%, 4/03/09	400	400,247
2.50%, 5/29/09	400	400,571
Manalapan Township GO Series 2008 BAN,
2.75%, 2/06/09	450	450,396
Manasquan Township GO Series 2008 BAN,
2.50%, 1/30/09	200	200,048
Margate City GO Series 2008 BAN,
3.00%, 7/15/09	800	805,036
Maywood GO Series 2008 BAN,
2.50%, 3/20/09	200	200,214
Medford Township GO Series 2008A BAN,
2.75%, 7/14/09	800	803,377
Middle Township GO Series 2008 BAN,
2.50%, 7/15/09	400	401,594
Middlesex County GO Series 2008 BAN,
2.75%, 4/06/09	700	701,087
Monmouth Beach GO Series 2008 BAN,
5.00%, 10/23/09	200	200,773
Morris Plains GO Series 2008 BAN,
2.50%, 7/24/09	100	100,329
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT DN (KeyBank N.A. LOC),
2.65%, 1/07/09(a)	1,405	1,405,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 DN (TD Commerce Bank LOC),
1.05%, 1/07/09(a)	3,750	3,750,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B DN (Bank of New York LOC),
0.97%, 1/07/09(a)	8,200	8,200,000
New Jersey Economic Development Authority RB (Facilities Construction Project) Series 2006R-1 DN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.85%, 1/02/09(a)	270	270,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 DN (Princeton University Guaranty, Kredietbank N.V. LOC),
0.95%, 1/07/09(a)	1,550	1,550,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 DN (Wachovia Bank N.A. LOC),
1.38%, 1/07/09(a)	1,235	1,235,000

10	DECEMBER 31, 2008

Schedule of Investments (continued)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT DN (Wachovia Bank N.A. LOC),
2.13%, 1/07/09(a)	$330	$330,000
New Jersey Economic Development Authority RB (Jacea LLC Project) Series 2004 DN (Wachovia Bank N.A. LOC),
2.13%, 1/07/09(a)	3,045	3,045,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 DN (Wachovia Bank N.A. LOC),
2.03%, 1/07/09(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
1.30%, 1/07/09(a)	2,340	2,340,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.30%, 1/07/09(a)	750	750,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT DN (Wells Fargo Bank N.A. LOC),
1.45%, 1/07/09(a)	1,200	1,200,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 DN (Wachovia Bank N.A. LOC),
2.13%, 1/07/09(a)	1,005	1,005,000
New Jersey Economic Development Authority RB (Presbyterian Homes Project) Series 2006 DN (TD Commerce Bank LOC),
1.00%, 1/07/09(a)	1,400	1,400,000
New Jersey Economic Development Authority RB (School Facilities Constructions Project) Series 2008 V-2 (Dexia Credit Local LOC),
2.50%, 1/07/09(a)	4,000	4,000,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 DN (Allied Irish Bank Plc LOC),
1.20%, 1/07/09(a)	1,630	1,630,000
New Jersey Economic Development Authority RB Eagle Trust Receipts Series 2008A-3 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility),
2.16%, 1/07/09(a)(b)	4,950	4,950,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC),
1.50%, 1/07/09(a)	1,100	1,100,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Thermal Energy LP Project) Series 1995 AMT DN (JPMorgan Chase Bank N.A. LOC),
1.00%, 1/07/09(a)	200	200,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT DN (JPMorgan Chase Bank Liquidity Facility),
1.33%, 1/07/09(a)(b)	3,410	3,410,000
New Jersey GO Series 2002J MB,
5.00%, 7/15/09	300	306,347
New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Project) Series 2008B DN (Bank of America N.A. LOC),
0.62%, 1/02/09(a)	5,925	5,925,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A DN (Wachovia Bank N.A. LOC),
1.05%, 1/07/09(a)	1,175	1,175,000
New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Project) Series 2003B DN (Bank of America N.A.),
0.60%, 1/07/09(a)	800	800,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 DN (TD Commerce Bank LOC),
1.08%, 1/07/09(a)	9,885	9,885,000
New Jersey Health Care Facilities Financing Authority RB (South Jersey Hospital Systems Project) Series 2004A-4 DN (Wachovia Bank N.A. LOC),
2.08%, 1/07/09(a)	700	700,000
New Jersey Health Care Facilitities Financing Authority RB Series 2008-353 DN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
1.13%, 1/07/09(a)(b)	915	915,000
New Jersey Higher Education Assistance Authority RB Series 2008 ROCS-RR-II0-R-11571 AMT DN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility),
1.65%, 1/02/09(a)(b)	500	500,000
New Jersey Higher Education Assistance Authority Student Loan RB Municipal Trust Receipts Floaters Series 2008L-36 DN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
1.23%, 1/07/09(a)(b)	8,500	8,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Y AMT DN (BNP Paribas SBPA),
0.85%, 1/07/09(a)	1,000	1,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT DN (BNP Paribas SBPA),
0.75%, 1/07/09(a)	1,580	1,580,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB DB SPEARS TOB Series 2007DB-447 DN (Deutsche Bank Liquidity Facility),
1.22%, 1/07/09(a)(b)	3,750	3,750,000
New Jersey Transportation Trust Fund Authority RB PUTTERS Series 2001-241 DN (FSA Insurance, JPMorgan Chase Bank, N.A. Liquidity Facility),
1.85%, 1/07/09(a)(b)	1,540	1,540,000
New Milford GO Series 2008 BAN,
2.25%, 1/30/09	200	200,033
New Providence GO Series 2008 BAN,
2.50%, 2/20/09	100	100,093
Newton GO Series 2008 BAN,
2.50%, 6/25/09	400	401,034
Northvale GO Series 2008 BAN,
2.50%, 2/20/09	100	100,093
Nutley GO Series 2008 BAN,
4.00%, 12/18/09	200	201,866
Oakland GO Series 2008 BAN,
2.25%, 2/11/09	100	100,035
2.50%, 2/11/09	500	500,389

DECEMBER 31, 2008	11

Schedule of Investments (concluded)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Park Ridge GO Series 2008 BAN,
2.00%, 2/06/09	$200	$200,017
Pascack Valley Regional High School District GO Series 2008 TAN,
2.00%, 2/05/09	200	200,017
Pennsauken Township GO Series 2008A BAN,
2.50%, 9/08/09	300	301,331
Phillipsburg GO Series 2008 BAN,
2.25%, 9/04/09	350	350,229
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 DN (FSA Insurance, Morgan Stanley Liquidity Facility),
2.50%, 1/02/09(a)(b)	1,500	1,500,000
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 DN (JPMorgan Chase Bank Liquidity Facility),
1.18%, 1/07/09(a)(b)	1,155	1,155,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1995-3 DN (JPMorgan Chase Bank, N.A. SBPA),
0.95%, 1/02/09(a)	4,600	4,600,000
Ridgefield Park GO Series 2008 BAN,
2.75%, 4/24/09	200	200,394
Rutherford Borough GO Series 2008 BAN,
2.75%, 5/01/09	800	802,071
Salem County PCRB Series 1985 DN (GO of Authority Insurance, Bank of Nova Scotia LOC),
0.75%, 1/07/09(a)	1,000	1,000,000
Scotch Plains-Fanwood School District GO Series 2008A BAN,
2.50%, 6/11/09	200	200,432
South Plainfield GO Series 2008 BAN,
2.75%, 7/01/09	800	803,347
Sussex County GO Series 2008 BAN,
2.50%, 6/24/09	300	300,771
Tinton Falls GO Series 2008 BAN,
3.12%, 1/23/09	150	150,047
Union Township GO Series 2008 BAN,
3.50%, 1/09/09	650	650,084
2.50%, 8/07/09	700	702,293
Warren Township GO Series 2008 BAN,
2.50%, 4/23/09	400	400,940
3.00%, 4/23/09	150	150,451
Washington Township & Warren County GO Series 2008 BAN,
2.50%, 5/15/09	400	400,661
Wayne Township GO Series 2008 BAN,
2.00%, 9/18/09	600	603,427
West Long Branch GO Series 2008 BAN,
3.00%, 5/21/09	400	401,200
West Orange Township GO Series 2008 BAN,
2.50%, 4/09/09	300	300,673
West Paterson GO Series 2008 BAN,
2.75%, 7/17/09	600	602,861
Westfield GO Series 2008 BAN,
2.50%, 4/09/09	300	300,490
Westwood GO Series 2008 BAN,
2.50%, 7/24/09	300	300,987
Woodridge GO Series 2008 BAN,
2.25%, 2/20/09	2,300	2,298,145

		133,388,613

Total Investments (Cost — $133,388,613*) — 79.2%		$133,388,613
Other Assets in Excess of Liabilities — 20.8%		35,024,395

Net Assets — 100.0%		$168,413,008

*	Cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	133,388,613
Level 3	—

Total	$133,388,613

12	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 90.9%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
1.22%, 1/07/09(a)(b)	$1,800	$1,800,000
Carrboro GO Series 2008 BAN,
3.00%, 5/20/09	700	702,631
Central Nash Water & Sewer District GO Series 2008 BAN,
2.50%, 5/27/09	1,484	1,487,530
Charlotte GO Series 2007 DN (KBC Bank N.V. SBPA),
1.20%, 1/07/09(a)	2,400	2,400,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005C DN (Bank of America N.A. SBPA),
1.05%, 1/02/09(a)	1,300	1,300,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D DN (Bank of America N.A. SBPA),
1.07%, 1/02/09(a)	2,695	2,695,000
Edgecombe County Water & Sewer District No. 5 GO Series 2008 BAN,
2.00%, 1/21/09	878	878,094
Halifax County GO Series 2008 BAN,
2.50%, 2/25/09	1,315	1,315,970
Mecklenburg County COP Series 2005 DN (Wachovia Bank N.A. SBPA),
2.00%, 1/07/09(a)	300	300,000
Mecklenburg County GO Series 2005B DN (Wachovia Bank N.A. SBPA),
2.00%, 1/07/09(a)	515	515,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(a)	760	760,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 DN (Wachovia Bank N.A. LOC),
2.05%, 1/07/09(a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(a)	150	150,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 DN (Bank of America N.A. LOC),
1.20%, 1/07/09(a)	410	410,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A DN (Citibank N.A. Liquidity Facility),
1.36%, 1/07/09(a)(b)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency Series 2009 TECP,
0.65%, 2/02/09	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A DN,
0.80%, 1/07/09(a)	3,500	3,500,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN,
0.80%, 1/07/09(a)	2,600	2,600,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A DN,
0.80%, 1/07/09(a)	125	125,000
North Carolina GO Series 2003A MB,
5.00%, 3/01/09	1,340	1,347,365
North Carolina HFA RB (Home Ownership Project) Series 2003-17-C AMT DN (Bank of America N.A. Liquidity Facility),
1.00%, 1/07/09(a)	350	350,000
North Carolina Medical Care Commission Health Care Facilities RB (Duke University Health System Project) Series 2005A DN,
0.71%, 1/07/09(a)	1,750	1,750,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A DN (JPMorgan Chase Bank, N.A. SBPA),
0.70%, 1/07/09(a)	1,000	1,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B DN (Morgan Stanley Guaranty Trust LOC),
1.20%, 1/07/09(a)	1,000	1,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROCS-RR-II-R-10313 DN (Citigroup Financial Products Liquidity Facility),
1.42%, 1/07/09(a)(b)	2,700	2,700,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B DN (Wachovia Bank N.A. SBPA),
2.00%, 1/07/09(a)	250	250,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health Systems Project) Series 2001B DN (JPMorgan Chase Bank, N.A. SBPA),
1.05%, 1/07/09(a)	2,800	2,800,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC),
1.00%, 1/07/09(a)	3,100	3,100,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(a)	500	500,000
North Carolina State University Raleigh RB Series 2003B DN (Bayerische Landesbank Girozentrale LOC),
1.05%, 1/07/09(a)	1,100	1,100,000
Raleigh County COP (Governmental Facilities Project) Series 2008 BAN (Bank of America N.A. SBPA),
3.00%, 11/25/09	1,500	1,522,618
Raleigh County COP (Packaging Facilities Project) Series 2000A DN (Bank of America N.A. SBPA),
0.80%, 1/07/09(a)	1,000	1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility),
1.25%, 1/07/09(a)(b)	2,460	2,460,000
South Central Water & Sewer District GO Series 2008 BAN,
1.75%, 6/16/09	2,753	2,758,599

DECEMBER 31, 2008	13

Schedule of Investments (concluded)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
University of North Carolina Chapel Hill Hospital RB Series 2001B DN (Landesbank Hessen-Thuringen Girozentrale LOC),
1.10%, 1/02/09(a)	$2,900	$2,900,000
Wake County GO Series 2003B DN (Lloyds TSB Bank Plc SBPA),
1.10%, 1/07/09(a)	2,900	2,900,000
Winston-Salem Water & Sewer Systems RB Series 2002B DN (Dexia Credit Local LOC),
1.75%, 1/07/09(a)	2,000	2,000,000
Winston-Salem Water & Sewer Systems RB Series 2002C DN (Dexia Credit Local LOC),
1.50%, 1/07/09(a)	2,605	2,605,000

		58,282,807

Puerto Rico — 6.4%
Commonwealth of Puerto Rico GO Series 2007A-4 DN (FSA Insurance, Dexia Credit Local SBPA),
1.30%, 1/07/09(a)	1,100	1,100,000
Commonwealth of Puerto Rico Series 2008A-2 TRAN (BNP Paribas LOC),
3.00%, 7/30/09	3,000	3,023,149

		4,123,149

Total Investments (Cost — $62,405,956*) — 97.3%		62,405,956
Other Assets in Excess of Liabilities — 2.7%		1,709,199

Net Assets — 100.0%		$64,115,155

*	Cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	62,405,956
Level 3	—

Total	$62,405,956

14	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 100.3%
American Municipal Power, Inc. GO (Brewster Village Project) Series 2008 BAN,
3.50%, 1/09/09	$150	$150,013
American Municipal Power, Inc. GO (Bryan Project) Series 2008 BAN,
2.38%, 8/13/09	1,050	1,051,114
American Municipal Power, Inc. GO (Electric System Amherst Project) Series 2008 BAN,
3.00%, 11/24/09	570	571,511
American Municipal Power, Inc. GO (Electric System-Lodi Village Project) Series 2008 BAN,
3.00%, 3/12/09	300	300,284
American Municipal Power, Inc. GO (Tipp City Project) Series 2008 BAN,
2.50%, 5/13/09	300	300,269
American Municipal Power, Inc. GO Series 2008 BAN,
2.25%, 10/29/09	1,300	1,302,662
3.75%, 10/29/09	710	711,433
3.25%, 11/12/09	1,100	1,102,332
American Municipal Power, Inc. RB (Combustion Turbine Project) Series 2006 DN (KeyBank N.A. LOC),
1.60%, 1/07/09(a)	520	520,000
American Municipal Power, Inc. RB (St. Mary’s Electric System Project) Series 2008 BAN,
4.00%, 10/01/09	400	401,464
American Municipal Power, Inc. TECP,
0.98%, 3/19/09	8,208	8,208,000
Ashland GO Series 2008 BAN,
2.50%, 1/13/09	1,000	1,000,161
Avon GO (Recreation Facility Improvement Project) Series 2008 BAN,
2.35%, 5/14/09	600	600,760
Avon Local School District GO Series 2008 BAN,
3.50%, 1/08/09	550	550,053
Avon Local School District GO Series 2009 BAN,
2.50%, 1/07/10	800	808,272
Barberton GO (Fire Station Improvement Project) Series 2008 BAN,
2.75%, 7/07/09	600	602,410
Barberton GO (Street Improvement Project) Series 2008 BAN,
2.25%, 4/08/09	350	350,365
Barberton GO Series 2008 BAN,
4.00%, 11/12/09	250	251,041
Bay Village GO (Police Station Project) Series 2008 BAN,
2.50%, 7/18/09	600	601,914
Beavercreek City School District GO (School Improvement Project) Series 2008 BAN,
2.00%, 8/18/09	200	200,997
Beavercreek GO (Special Assessment Project) Series 2008 BAN,
2.45%, 9/17/09	1,525	1,531,370
Berea GO Series 2008 BAN,
2.50%, 7/02/09	300	300,585
2.10%, 8/27/09	350	350,559
Brecksville GO Series 2008 BAN,
2.35%, 7/02/09	700	700,852
Brooklyn GO Series 2008 BAN,
3.25%, 5/14/09	200	200,605
Brooklyn IDRB (Dylon Industries, Inc. Project) Series 1999 AMT DN (KeyBank N.A. LOC),
2.65%, 1/07/09(a)	570	570,000
Brunswick GO Series 2008 BAN,
2.85%, 11/19/09	500	501,075
Buckeye Tobacco Settlement Financing Authority RB Series 2007 ROC-RR-II-R-10308 DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty),
1.40%, 1/07/09(a)(b)	600	600,000
Butler County GO Series 2008 BAN,
4.25%, 8/06/09	300	301,300
Butler County Technology and Career Development Schools GO (School Improvement Project) Series 2008 BAN,
2.50%, 3/19/09	1,700	1,701,803
Chillicothe GO (Garage Facility Project) Series 2008 BAN,
2.50%, 8/27/09	1,400	1,405,915
Chillicothe GO Series 2008 BAN,
2.50%, 6/08/09	300	300,648
Cincinnati School District COP Series 2007 ROCS-RR-II-R-12049 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility),
1.66%, 1/07/09(a)(b)	5,400	5,400,000
Clark County GO Series 2008 BAN,
2.50%, 2/11/09	100	100,044
Cleveland Airport System RB Series 1997D AMT DN (WestLB AG LOC),
1.50%, 1/07/09(a)	845	845,000
Columbus GO (Sanitary Sewer Project) Series 2006-1 DN,
0.80%, 1/07/09(a)	1,000	1,000,000
Columbus Regional Airport Authority RB Series 2007 DN (Deutsche Bank Guaranty),
1.25%, 1/07/09(a)(b)	3,605	3,605,000
Columbus Sewerage System RB Series 2008B DN,
0.95%, 1/07/09(a)	1,000	1,000,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 DN (Bank One N.A. LOC),
1.65%, 1/07/09(a)	2,310	2,310,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 DN (M&T Bank Corp. LOC),
1.40%, 1/07/09(a)	635	635,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC),
1.10%, 1/07/09(a)	3,365	3,365,000
Cuyahoga County IDRB (AFI Generations LLC Project) Series 2007B AMT DN (Royal Bank of Scotland LOC),
1.35%, 1/07/09(a)	2,015	2,015,000
Cuyahoga County IDRB (All Foils, Inc. Project) Series 2007A AMT DN (Royal Bank of Scotland LOC),
1.35%, 1/07/09(a)	900	900,000
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC),
3.30%, 1/07/09(a)	2,400	2,400,000
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,000	1,000,000
Defiance County GO Series 2008 BAN,
2.50%, 7/23/09	300	300,883

DECEMBER 31, 2008	15

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC),
3.20%, 1/07/09(a)	$1,600	$1,600,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC),
2.20%, 1/07/09(a)	55	55,000
Erie County Hospital RB Receipts Floaters Series 2008-2801 DN (Morgan Stanley & Co Inc. Municipal Trust, Morgan Stanley Municipal Funding Liquidity Facility, Deutsche Bank Guaranty),
2.17%, 1/07/09(a)(b)	2,200	2,200,000
Fairborn GO Series 2008 BAN,
2.50%, 5/20/09	300	300,503
4.25%, 10/29/09	100	100,597
Fairfield GO (Municipal Court Police Project) Series 2008 BAN,
3.50%, 10/30/09	600	601,205
Fairfield GO (Wastewater System Improvement Project) Series 2008 BAN,
2.25%, 8/28/09	500	501,609
Franklin County Economic Development RB (Columbus Montessori Educational Center Project) Series 2000 DN (Huntington National Bank LOC),
4.97%, 1/07/09(a)	1,405	1,405,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC),
3.20%, 1/07/09(a)	366	366,000
Franklin County Health Care Facilities RB (Worthington Christian Project) Series 2007 DN (Huntington National Bank LOC),
3.20%, 1/07/09(a)	1,610	1,610,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B DN,
0.75%, 1/07/09(a)	5,100	5,100,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F DN (JPMorgan Chase Bank, N.A. SBPA),
1.28%, 1/02/09(a)	12,400	12,400,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008G DN (JPMorgan Chase Bank, N.A. SBPA),
1.05%, 1/07/09(a)	4,000	4,000,000
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
1.35%, 1/07/09(a)	915	915,000
Fulton County RB (Fulton County Health Center Project) Series 2005 DN (JPMorgan Chase Bank, N.A. LOC),
0.70%, 1/07/09(a)	775	775,000
Green GO Series 2008 BAN,
2.75%, 7/14/09	1,100	1,104,872
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT DN (KeyBank N.A. LOC),
2.20%, 1/07/09(a)	60	60,000
Independence GO Series 2008 BAN,
2.10%, 4/30/09	1,000	1,000,958
Kent GO (Various Purposes Project) Series 2008 BAN,
3.75%, 10/15/09	400	401,368
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase Bank, N.A. Liquidity Facility),
1.90%, 1/07/09(a)(b)	2,120	2,120,000
Lancaster GO Series 2008 BAN,
3.50%, 10/15/09	300	301,145
Licking County GO Series 2008 BAN,
2.50%, 9/01/09	500	501,959
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 DN (U.S. Bank N.A. LOC),
1.39%, 1/07/09(a)	620	620,000
Marion County (Menard Capital Improvement Project) Series 2008 BAN,
3.88%, 10/21/09	200	200,971
Marion County GO (Legacy Crossing Project) Series 2008 BAN,
2.25%, 4/29/09	300	300,428
Mason GO (Real Estate Project) Series 2008 BAN,
2.75%, 7/01/09	1,100	1,104,545
Mentor GO Series 2008 BAN,
2.75%, 8/06/09	200	201,109
Muskingum County GO Series 2008 BAN,
3.50%, 1/15/09	710	710,150
Nordonia Hills Local School District GO Series 2008 BAN,
2.38%, 6/23/09	100	100,531
North Olmsted GO (Capital Improvement Project) Series 2008 BAN,
2.35%, 4/02/09	550	550,267
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008 (JPMorgan Chase Bank, N.A. LOC),
0.80%, 1/07/09(a)	3,100	3,100,000
1.10%, 1/07/09(a)	4,000	4,000,000
Ohio Air Quality Development Authority RB (First Energy Project) Series 2008A (Bank of Nova Scotia LOC),
1.00%, 1/07/09(a)	3,050	3,050,000
Ohio GO (Common Schools Project) Series 2005A DN,
0.35%, 1/07/09(a)	280	280,000
Ohio GO PUTTERS Series 2002-306 DN (JPMorgan Chase Bank, N.A. Liquidity Facility),
1.20%, 1/07/09(a)(b)	720	720,000
Ohio Higher Educational Facility RB (Ashland University Project) Series 2004 DN (KeyBank N.A. LOC),
2.00%, 1/07/09(a)	10,515	10,515,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A DN (Allied Irish Bank Plc LOC),
0.50%, 1/07/09(a)	5,000	5,000,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008B-1 DN (Bank of America N.A. LOC),
0.85%, 1/02/09(a)	3,150	3,150,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-2 DN,
1.00%, 1/02/09(a)	4,550	4,550,000

16	DECEMBER 31, 2008

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008C DN (Wells Fargo Bank N.A. LOC),
0.65%, 1/07/09(a)	$3,700	$3,700,000
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008E DN (RBS Citizens N.A. LOC),
0.85%, 1/07/09(a)	5,000	5,000,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT DN (Citibank N.A. LOC),
0.80%, 1/07/09(a)(c)	1,400	1,400,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA),

0.80%, 1/07/09(a)(c)	11,250	11,250,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 DN (Wachovia Bank N.A. LOC),
1.40%, 1/07/09(a)(b)	1,105	1,105,000

Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Bank of New York Liquidity Facility),

1.20%, 1/07/09(a)(b)	460	460,000
Ohio Housing Finance Agency Mortgage RB Various Certificates Series 2001 DN (Bank of America N.A. LOC),
1.45%, 1/07/09(a)(b)	1,090	1,090,000
Ohio Housing Finance Agency Residental Mortgage RB (Mortgage-Backed Securities Program) Series 2006I AMT DN (Citibank N.A LOC),
0.88%, 1/07/09(a)	4,600	4,600,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2007J AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA),

1.07%, 1/07/09(a)	7,500	7,500,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008H AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance),

0.90%, 1/07/09(a)	1,300	1,300,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT DN (Barclays Bank Plc LOC),
1.20%, 1/07/09(a)	125	125,000
Ohio Water Development Authority GO Series 2008 BAN,
4.00%, 10/01/09	1,200	1,214,524
Olmsted Falls School District GO Series 2008 BAN,
3.50%, 1/15/09	300	300,067
Oregon GO (Various Purposes Project) Series 2008 BAN,
2.50%, 9/09/09	350	348,840
Painesville GO (Various Purposes Project) Series 2008 BAN,
4.40%, 11/05/09	300	303,440
Painesville GO Series 2008 BAN,
2.35%, 8/13/09	700	701,684
Parma IDRB (FDC Realty Project) Series 2006 AMT DN (Huntington National Bank LOC),
3.30%, 1/07/09(a)	1,775	1,775,000
Pepper Pike GO (Sanitary Sewer Project) Series 2008 BAN,
1.95%, 6/17/09	1,000	1,000,905
Pickerington GO Series 2008 BAN,
2.25%, 2/27/09	750	750,603
Port of Greater Cincinnati RB (Springdale Public Infrastructure Project) Series 2006 MB (U.S. Bank N.A. LOC),
2.25%, 2/01/09	3,300	3,300,000
Portage County IDRB (Action Super Abrasive Project) Series 1996 AMT DN (Huntington National Bank LOC),
1.86%, 1/07/09(a)	15	15,000
Portage County IDRB (Singer Steel Co. Project) Series 2007 AMT DN (Huntington National Bank LOC),
3.30%, 1/07/09(a)	2,090	2,090,000
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 DN (LaSalle Bank N.A. LOC),
1.40%, 1/07/09(a)	3,245	3,245,000
Richland County GO (Correctional Facilities Project) Series 2008 BAN,
3.50%, 1/15/09	1,000	1,000,223
Seneca County GO Series 2008 BAN,
4.00%, 11/12/09	200	200,832
Seven Hills GO (Recreation Center Improvement Project) Series 2008 BAN,
2.30%, 8/19/09	800	801,976
Sharonville GO Series 2008 BAN,
3.50%, 1/21/09	170	170,054
2.75%, 7/24/09	400	401,421
Sidney GO Series 2008 BAN,
2.75%, 6/25/09	400	401,219
St. Marys GO Series 2008 BAN,
2.55%, 6/02/09	200	200,203
Stark County Port Authority Economic Development RB (Slesnick Iron & Metal Project) Series 2007 AMT DN (Huntington National Bank LOC),
3.30%, 1/07/09(a)	700	700,000
Stark County Sewer District GO Series 2008-1 BAN,
2.65%, 9/10/09	1,000	1,000,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC),
2.45%, 1/07/09(a)	155	155,000
Summit County IDRB (Jendrisak Properties Project) Series 2001 AMT DN (First Merit Bank N.A. LOC),
1.85%, 1/07/09(a)	5	5,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT DN (KeyBank N.A. LOC),
2.65%, 1/07/09(a)	800	800,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC),
2.35%, 1/07/09(a)	340	340,000

DECEMBER 31, 2008	17

Schedule of Investments (concluded)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT DN (KeyBank N.A. LOC),
2.35%, 1/07/09(a)	$2,315	$2,315,000
Trumbull County GO (Sewer Improvement Project) Series 2008 BAN,
2.75%, 3/26/09	200	200,365
Trumbull County Health Care Facilities RB Series 2001 DN (M&T Bank Corp. LOC, Manufacturers and Traders Trust Co. SBPA),
1.25%, 1/07/09(a)	5,655	5,655,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC),
2.05%, 1/07/09(a)	3,100	3,100,000
Trumbull County IDRB (United Steel Service, Inc. Project) Series 2000B AMT DN (Bank One N.A. LOC),
3.65%, 1/07/09(a)	100	100,000
University of Akron General Receipts RB Series 2008C-1 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
2.50%, 1/07/09(a)	14,000	14,000,000
University of Akron General Receipts RB Series 2008C-2 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
2.50%, 1/02/09(a)	3,000	3,000,000
Upper Valley Career Center GO Series 2008 BAN,
3.75%, 11/24/09	200	201,831
Vermilion GO Series 2008 BAN,
2.50%, 7/23/09	1,450	1,454,776
Wadsworth City School District GO Series 2008 BAN,
2.12%, 7/01/09	300	301,297
Wapakoneta GO Series 2008 BAN,
3.00%, 12/03/09	200	200,716
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 DN (KeyBank N.A. LOC),
3.15%, 1/07/09(a)	3,175	3,175,000
Williams County GO (Various Purpose Project) Series 2008 BAN,
2.50%, 9/09/09	2,500	2,510,119
Wyoming GO Series 2008 BAN,
2.25%, 9/03/09	200	200,526

		223,664,532

Total Investments (Cost — $223,664,532*) — 100.3%		223,664,532
Liabilities in Excess of Other Assets — (0.3)%		(626,253)

Net Assets — 100.0%		$223,038,279

*	Cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage — Backed Securities Program) Series 2006F AMT DN (Citibank N.A. LOC)	—	—	—	$7,438
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA)	—	—	—	$59,769

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	223,664,532
Level 3	—

Total	$223,664,532

18	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 98.2%
Allegheny County Hospital Development Authority RB (Dialysis Clinic, Inc. Project) Series 2000 DN (Bank of America N.A. LOC),
1.20%, 1/07/09(a)	$3,400	$3,400,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-1 DN (Bank One N.A. LOC),
1.00%, 1/07/09(a)	2,000	2,000,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-3 DN (Bank One N.A. LOC),
1.00%, 1/07/09(a)	2,175	2,175,000
Allegheny County Hospital Development Authority RB (University of Pittsburg Medical Center Project) Floater Series 2008 E-11 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
1.20%, 1/07/09(a)(b)	5,400	5,400,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) PUTTERS Series 2007-2327 DN (JPMorgan Chase Bank LOC, JPMorgan Chase & Co. Liquidity Facility),
1.28%, 1/07/09(a)(b)	3,920	3,920,000
Allegheny County IDRB (Carnegie Museums Pittsburgh Project) Series 2005 DN (Citizens Bank of Pennsylvania LOC),
1.28%, 1/07/09(a)	1,600	1,600,000
Beaver County IDA PCRB (FirstEnergy Generation Corp. Project) Series 2006B DN (Wachovia Bank LOC),
1.35%, 1/07/09(a)	8,600	8,600,000
Beaver County IDA PCRB (FirstEnergy Generation Corp. Project) Series 2006 DN (Barclays Bank Plc LOC),
1.05%, 1/02/09(a)	600	600,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC),
2.20%, 1/07/09(a)	1,155	1,155,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A DN (Banco Santander LOC),
1.10%, 1/07/09(a)	4,200	4,200,000
Berks County Municipal Authority RB (Reading Hospital and Medical Center Project-A-1) (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.90%, 1/07/09(a)(b)	5,400	5,400,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008 DN (Bank of America N.A. LOC),
1.10%, 1/07/09(a)	2,885	2,885,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT DN (Bayerische Landesbank Girozentrale LOC),
1.05%, 1/07/09(a)	16,000	16,000,000
Chester County IDA Student Housing RB (University Student Housing LLC Project) Series 2003 DN (Royal Bank of Scotland LOC),
0.89%, 1/07/09(a)	790	790,000
Chester County IDA Student Housing RB (University Student Housing LLC Project) Series 2008A DN (Citizens Bank of Pennsylvania LOC),
1.10%, 1/07/09(a)	4,000	4,000,000
Chester County IDRB (RV Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.40%, 1/07/09(a)	1,650	1,650,000
Dauphin County Authority RB (School District Pooled Funding Program) Series 1997 DN (Bank of Nova Scotia LOC),
1.20%, 1/07/09(a)	400	400,000
Delaware County Authority RB (Dunwoody Village Project) Series 2006 DN (Citizens Bank of Pennsylvania LOC),
1.33%, 1/07/09(a)	3,700	3,700,000
Delaware County Authority RB (White Horse Village Project) Series 2008 DN (Citizens Bank of Pennsylvania LOC),
0.90%, 1/02/09(a)	3,000	3,000,000
Delaware County IDA PCRB (Exploration & Oil Project) Series 1995 DN (Wachovia Bank N.A. LOC),
1.10%, 1/02/09(a)	200	200,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN,
1.25%, 1/07/09(a)	100	100,000
Delaware County IDRB (Sunoco, Inc. Project) Series 1998 DN (Bank of America N.A. LOC),
0.80%, 1/07/09(a)	1,260	1,260,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-1 DN (Dexia Credit Local LOC),
2.25%, 1/07/09(a)	3,000	3,000,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 DN (Dexia Credit Local LOC),
2.50%, 1/07/09(a)	25,325	25,325,000
Delaware Valley Regional Financial Authority RB Municipal Trust Receipts Floaters Series 2008-2933 DN (Bayerische Hypovereins Bank Liquidity Facility, GTD Unicredit SPA),
1.40%, 1/07/09(a)(b)	15,280	15,280,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.40%, 1/07/09(a)	2,230	2,230,000
Emmaus General Authority RB Series 1989B-24 DN (U.S. Bank N.A. LOC),
0.80%, 1/07/09(a)	3,100	3,100,000
Emmaus General Authority RB Series 1989F-24 DN (U.S. Bank N.A. LOC),
0.80%, 1/07/09(a)	3,000	3,000,000
Emmaus General Authority RB Series 1989G-18 DN (U.S. Bank N.A. LOC),
0.80%, 1/07/09(a)	15,600	15,600,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A DN (Bank of America N.A. LOC),
0.85%, 1/07/09(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT DN (M&T Bank Corp. LOC),
1.40%, 1/07/09(a)	1,760	1,760,000
Geisinger Authority Health System RB Series 2007 ROCS-RR-II-R-11013 DN (Citibank N.A. Liquidity Facility),
1.35%, 1/07/09(a)(b)	2,020	2,020,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2005 DN (M&T Bank Corp. LOC),
1.30%, 1/07/09(a)	7,800	7,800,000

DECEMBER 31, 2008	19

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC),
0.80%, 1/07/09(a)	$3,160	$3,160,000
Lancaster County Hospital Authority RB (General Hospital Project) Series 2008 DN (Bank of America N.A. SBPA),
1.02%, 1/02/09(a)	4,000	4,000,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 DN (M&T Bank Corp. LOC),
1.30%, 1/07/09(a)	2,965	2,965,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 1996 DN (Wachovia Bank N.A. LOC),
1.26%, 1/07/09(a)	13,015	13,015,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D DN (JPMorgan Chase Bank, N.A. LOC),
0.90%, 1/02/09(a)	4,500	4,500,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
1.40%, 1/07/09(a)	4,115	4,115,000
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC),
2.20%, 1/07/09(a)	1,120	1,120,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT DN (BNP Paribas LOC),
1.68%, 1/07/09(a)	3,465	3,465,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C DN (Bank of America N.A. LOC),
1.10%, 1/02/09(a)	17,900	17,900,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 DN (Bank of America N.A. LOC),
1.05%, 1/07/09(a)(c)	2,500	2,500,000
Montgomery County Higher Education & Health Authority RB (Pennsylvania Higher Education & Health Loan Project) Series 1996A DN (M&T Bank Corp. LOC),
1.30%, 1/07/09(a)	1,500	1,500,000
Montgomery County IDRB (PECO Energy Project) Series 1999B AMT DN (Wachovia Bank N.A. LOC),
3.00%, 1/07/09(a)	4,060	4,060,000
Moon IDRB (Providence Point Project) Series 2007 DN (Bank of Scotland Plc LOC),
1.75%, 1/07/09(a)	26,395	26,395,000
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2006 DN (JPMorgan Chase Bank, N.A. SBPA),
0.95%, 1/07/09(a)(c)	1,150	1,150,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT DN (M&T Bank Corp. LOC),
1.40%, 1/07/09(a)	2,285	2,285,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT DN (Wachovia Bank N.A. LOC),
2.20%, 1/07/09(a)	1,700	1,700,000
Pennsylvania Economic Development Financing Authority RB (AMC Delancey Traditions Project) Series 2006 AMT DN (Citizens Bank of Pennsylvania LOC),
1.35%, 1/07/09(a)	3,200	3,200,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC),
1.40%, 1/07/09(a)	8,500	8,500,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT DN (Wachovia Bank N.A. LOC),
2.20%, 1/07/09(a)	400	400,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT DN,
1.32%, 1/07/09(a)	6,900	6,900,000
Pennsylvania Economic Development Financing Authority RB Series 2008 DN (TD Commerce Bank LOC),
1.36%, 1/02/09(a)	22,220	22,220,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB (IESI, Corp. Project) Series 2006V AMT DN (Bank of America N.A. Liquidity Facility),
1.50%, 1/07/09(a)(b)	8,700	8,700,000
Pennsylvania GO Municipal Trust Receipts Floaters Series 2008-2720 DN (Morgan Stanley Minicipal Funding Liquidity Facility),
2.17%, 1/07/09(a)(b)	5,055	5,055,000
Pennsylvania GO Series 2001 MB,
5.00%, 9/15/09	2,000	2,047,506
Pennsylvania GO Series 2002 MB,
5.00%, 2/01/09	750	752,131
Pennsylvania GO Series 2007 ROCS-RR-II-R-11056 DN (Citibank N.A. Liquidity Facility),
1.35%, 1/07/09(a)(b)	2,000	2,000,000
Pennsylvania Higher Educational Facilities Authority RB (Honeysuckle Student Holding Project) Series 2004A DN (Allied Irish Bank Plc LOC),
1.25%, 1/07/09(a)	4,100	4,100,000
Pennsylvania Higher Educational Facilities Authority RB (Lycoming College Project) Series 2003 MB (Allied Irish Bank Plc LOC),
1.40%, 1/07/09(a)	5,500	5,500,000
Pennsylvania Higher Educational Facilities Authority RB (St. Joseph’s University Project) Series 1998C-4 DN (Allied Irish Bank Plc LOC),
1.00%, 1/07/09(a)	1,300	1,300,000
Pennsylvania Higher Educational Facilities Authority RB (Student Assoc. Housing, Inc. Project) Series 2006A DN (Citizens Bank of Pennsylvania LOC),
1.25%, 1/07/09(a)	7,805	7,805,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania) Series 2008-2844 (JPMorgan Chase Bank Liquidity Facility),
1.18%, 1/07/09(a)(b)	5,505	5,505,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS Series 2006-1271 DN (JPMorgan Chase Bank, N.A. Liquidity Facility),
1.18%, 1/07/09(a)(b)	3,655	3,655,000
Pennsylvania Higher Educational Facilities Authority RB Series 2008A MB,
1.70%, 3/17/09(a)	4,500	4,500,000
Pennsylvania Higher Educational Facilties Authority RB (Holy Family University Project) Series 2008 DN (TD Bank N.A. LOC),
1.20%, 1/02/09(a)	1,500	1,500,000

20	DECEMBER 31, 2008

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008A DN (Bank of America N.A. SBPA),
0.80%, 1/07/09(a)	$9,300	$9,300,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008B DN (Bank of America N.A. SBPA),
0.80%, 1/07/09(a)	7,240	7,240,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008C DN (Bank of America N.A. SBPA),
0.80%, 1/07/09(a)	1,335	1,335,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D DN (Bank of America N.A. SBPA),
0.80%, 1/07/09(a)	1,900	1,900,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT DN (JPMorgan Chase & Co. Liquidity Facility),
1.33%, 1/07/09(a)(b)	1,245	1,245,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2008-3211 DN (JPMorgan Chase Bank, N.A. Liquidity Facility),
1.18%, 1/07/09(a)(b)	4,515	4,515,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.05%, 1/07/09(a)	1,810	1,810,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.05%, 1/07/09(a)	1,400	1,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-84D AMT DN (Dexia Credit Local SBPA),
3.15%, 1/07/09(a)	5,000	5,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.05%, 1/07/09(a)	3,300	3,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.05%, 1/07/09(a)	7,145	7,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT DN (Dexia Bank SBPA),
3.50%, 1/07/09(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT DN (Dexia Credit Local SBPA),
2.75%, 1/07/09(a)	2,400	2,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2008-101A AMT MB,
2.35%, 3/27/09(a)	1,300	1,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2008-101B MB,
2.15%, 3/27/09(a)	1,600	1,600,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-2 DN (JPMorgan Chase Bank, N.A. SBPA),
1.20%, 1/07/09(a)	7,350	7,350,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-3 DN (JPMorgan Chase Bank, N.A. SBPA),
1.40%, 1/07/09(a)	14,000	14,000,000
Pennsylvania Turnpike Commission RB Series 2002A-1 DN (WestLB SBPA),
0.75%, 1/07/09(a)	30,325	30,325,000
Pennsylvania Turnpike Commission RB Series 2002A-2 DN (Landesbank Baden-Wurttemberg Girozentrale SBPA),
0.75%, 1/07/09(a)	27,490	27,490,000
Pennsylvania Turnpike Commission RB Series 2002B DN (Dexia Credit Local SBPA),
3.00%, 1/07/09(a)	440	440,000
Pennsylvania Turnpike RB Series 2002A-3 DN (Bayerische Landesbank Girozentrale SBPA),
0.75%, 1/07/09(a)	2,300	2,300,000
Philadelphia Airport RB Series 2005C AMT DN (TD Bank N.A. LOC),
0.80%, 1/07/09(a)	7,500	7,500,000
Philadelphia Airport RB Series 2008DB-495 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
1.28%, 1/07/09(a)(b)	2,880	2,880,000
Philadelphia Authority IDRB (Evangelical Manor Project) Series 2008 DN (Citizens Bank of PA LOC),
1.22%, 1/07/09(a)	2,600	2,600,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (TD Commerce Bank LOC),
1.28%, 1/07/09(a)	2,955	2,955,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 DN (JPMorgan Chase Bank, N.A. LOC),
1.05%, 1/07/09(a)	1,050	1,050,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 DN (Morgan Guaranty Trust LOC),
1.05%, 1/07/09(a)	3,600	3,600,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 DN (Bank of America N.A. LOC),
1.10%, 1/07/09(a)	3,900	3,900,000
Philadelphia Authority IDRB (Philadelphia Museum of Arts Project) Series 2008 DN (Citizens Bank of Pennsylvania LOC),
0.80%, 1/07/09(a)	17,640	17,640,000
Philadelphia Authority IDRB (Settlement Music School Project) Series 2004 DN (Allied Irish Bank Plc LOC),
1.25%, 1/07/09(a)	1,000	1,000,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 DN (Wachovia Bank N.A. LOC),
2.10%, 1/07/09(a)	1,635	1,635,000
Philadelphia Authority IDRB Series 2007B DN (JPMorgan Chase Bank, N.A. LOC),
1.00%, 1/07/09(a)	7,000	7,000,000

DECEMBER 31, 2008	21

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Philadelphia Gas Works RB Series 2004A-2 DN (JPMorgan Chase Bank, N.A. LOC),
1.00%, 1/07/09(a)	$6,425	$6,425,000
Philadelphia GO Series 2008A TRAN,
3.50%, 6/30/09	19,500	19,643,150
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B DN (JPMorgan Chase Bank, N.A. SBPA),
1.05%, 1/02/09(a)	20,400	20,400,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2003A DN (JPMorgan Chase Bank, N.A. SBPA),
1.05%, 1/02/09(a)	9,600	9,600,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 DN (Branch Banking & Trust Co. LOC),
1.12%, 1/07/09(a)(b)	11,090	11,090,000
Philadelphia School District GO Series 2008B-1 DN (State Aid Withholding Insurance, Wachovia Bank N.A. LOC),
2.00%, 1/07/09(a)	5,000	5,000,000
Pittsburgh School District GO Series 2008 BAN (State Aid Withholding Insurance),
3.50%, 11/02/09	4,800	4,859,000
Quakertown General Authority RB (The Trustees of the University of Pennsylvania Project) Series 2008 MB,
1.65%, 3/05/09(a)	3,800	3,800,000
Schuylkill County IDRB (KP-Tamaqua LP Project) Series 2007 AMT DN (Citizens Bank of Pennsylvania LOC),
1.35%, 1/07/09(a)	1,535	1,535,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 DN (M&T Bank Corp. LOC),
1.25%, 1/07/09(a)	1,600	1,600,000
Southcentral General Authority RB (Wellspan Health Project) Series 2008B DN (Citizens Bank of Pennsylvania LOC),
0.67%, 1/07/09(a)	6,200	6,200,000
Southcentral General Authority RB (Wellspan Health Project) Series 2008D DN (Suntrust Bank LOC),
0.72%, 1/07/09(a)	10,000	10,000,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.65%, 1/07/09(a)	1,100	1,100,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004C DN,
0.65%, 1/07/09(a)	8,900	8,900,000
Union County IDRB (Stabler Cos., Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.23%, 1/07/09(a)	5,945	5,945,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2000B DN (Lloyds TSB Bank Plc SBPA),
0.79%, 1/07/09(a)	1,300	1,300,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2006C DN (Lloyds TSB Bank Plc SBPA),
0.79%, 1/07/09(a)	1,200	1,200,000
Upper Merion General Authority Lease RB Series 2003 DN (TD Commerce Bank LOC),
1.28%, 1/07/09(a)	95	95,000
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia LOC),
3.00%, 1/05/09-1/06/09	24,404	24,404,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 DN (JPMorgan Chase Bank, N.A. LOC),
1.05%, 1/07/09(a)	1,455	1,455,000
Washington County Authority RB (University of Pennsylvania Project) Series 2004 DN,
0.75%, 1/07/09(a)	4,825	4,825,000
Westmoreland County IDRB (Redstone Retirement Project) Series 2005B DN (Bank of Nova Scotia LOC),
1.15%, 1/07/09(a)	8,890	8,890,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 DN (M&T Bank Corp. LOC),
1.25%, 1/07/09(a)	3,600	3,600,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 DN,
1.20%, 1/07/09(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT DN (Wachovia Bank N.A. Liquidity Facility),
2.20%, 1/07/09(a)	1,145	1,145,000
York County IDRB (Raich Family Ltd. Partner Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
1.40%, 1/07/09(a)	1,880	1,880,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC),
1.30%, 1/07/09(a)	5,410	5,410,000

		706,275,787

Puerto Rico — 1.1%
Commonwealth of Puerto Rico Series 2008A-3 TRAN (Banco Bilbao Vizcaya Argentaria S.A. LOC),
3.00%, 7/30/09	8,000	8,061,730

Total Investments (Cost — $714,337,517*) — 99.3%		714,337,517
Other Assets in Excess of Liabilities — 0.7%		4,759,010

Net Assets — 100.0%		$719,096,527

*	Cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

22	DECEMBER 31, 2008

Schedule of Investments (concluded)	Pennsylvania Municipal Money Market Portfolio

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 DN (Bank of America N.A. LOC)	—	—	—	$11,489
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2006 DN (JPMorgan Chase Bank, N.A. SBPA)	—	—	—	$5,257

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Asstes
Level 1	$—
Level 2	714,337,517
Level 3	—

Total	$714,337,517

DECEMBER 31, 2008	23

Schedule of Investments December 31, 2008 (Unaudited)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico — 7.0%
Commonwealth of Puerto Rico GO Series 2008-355 DN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
1.25%, 1/07/09(a)(b)	$1,000	$1,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROCS-RR-II-R-10327CE DN (Citigroup Financial Produsts Liquidity Facility, Citigroup Financial Produsts Guaranty),
1.37%, 1/07/09(a)(b)	1,300	1,300,000
Commonwealth of Puerto Rico Series 2008A-2 TRAN (BNP Paribas LOC),
3.00%, 7/30/09	3,000	3,023,149

		5,323,149

Virginia — 92.9%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC),
0.85%, 1/07/09(b)	2,400	2,400,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 DN (M&T Bank Corp. LOC),
1.30%, 1/07/09(b)	3,205	3,205,000
Arlington County IDRB (Woodbury Park Project) Series 2005A DN (Federal Home Loan Mortgage Liquidity Facility),
1.20%, 1/07/09(b)	4,920	4,920,000
Fairfax County Economic Development Authority RB (National Industries for Severely Handicapped Project) Series 2002 DN (SunTrust Bank LOC),
0.85%, 1/07/09(b)	450	450,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 DN,
0.68%, 1/07/09(b)	3,200	3,200,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005C-1 DN,
0.85%, 1/07/09(b)	3,245	3,245,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 DN (Federal National Mortgage Assoc. Credit Support & LOC),
0.85%, 1/07/09(b)	1,225	1,225,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(b)	350	350,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 DN (Wachovia Bank N.A. LOC),
0.90%, 1/02/09(b)	8,100	8,100,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A DN,
0.60%, 1/07/09(b)	6,800	6,800,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B DN,
0.60%, 1/07/09(b)	3,000	3,000,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003E DN,
0.45%, 1/07/09(b)	1,800	1,800,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F DN,
0.45%, 1/07/09(b)	2,605	2,605,000
Louisa County IDRB (Pooled Financing Project) Series 1995 DN (Bank of America N.A. LOC),
1.20%, 1/07/09(b)	165	165,000
Madison County IDRB (Woodberry Forest School Project) Series 2007 DN (SunTrust Bank LOC),
1.10%, 1/02/09(b)	2,000	2,000,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 DN (Bank of America N.A. LOC),
1.40%, 1/02/09(b)	1,000	1,000,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 DN (Bank of America N.A. LOC),
1.20%, 1/07/09(b)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B DN (HSH Nordbank AG LOC),
1.22%, 1/07/09(b)	3,700	3,700,000
Richmond IDRB (Diocese of Virginia Church School Project) Series 2001 DN (SunTrust Bank LOC),
1.55%, 1/02/09(b)	400	400,000
Roanoke Public Improvement GO Series 2008 MB (State Aid Withholding Insurance),
3.25%, 2/01/09(b)	1,660	1,661,451
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 DN (Branch Banking & Trust Co. LOC),
1.25%, 1/07/09(b)	600	600,000
Virginia Biotechnology Research Partnership Authority RB (Virginia Blood Services Project) Series 2006 DN (SunTrust Bank LOC),
0.90%, 1/07/09(b)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006B DN (Wachovia Bank N.A. SBPA),
0.90%, 1/02/09(b)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
1.45%, 1/02/09(b)	3,200	3,200,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 DN (SunTrust Bank SBPA),
1.55%, 1/02/09(b)	1,000	1,000,000
Virginia Commonwealth University Health System Authority RB Series 2008B DN (Branch Banking & Trust Co. LOC),
1.25%, 1/02/09(b)	400	400,000
Virginia Commonwealth University Health System Authority RB Series 2008C DN (Branch Banking & Trust Co. LOC),
1.45%, 1/02/09(b)	2,800	2,800,000
Virginia Public Building Authority RB Series 2005D DN (Dexia Bank SBPA),
2.25%, 1/07/09(b)	2,200	2,200,000
Virginia Public School Authority RB Series 2003 ROCS-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility),
1.35%, 1/07/09(a)(b)	1,830	1,830,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC),
1.15%, 1/07/09(a)(b)	3,600	3,600,000

24	DECEMBER 31, 2008

Schedule of Investments (concluded)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia (concluded)
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008B DN (Bank of America N.A. SBPA), 1.10%, 1/02/09(b)	$1,100	$1,100,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC), 1.25%, 1/07/09(b)	1,400	1,400,000

		70,656,451

Total Investments (Cost — $75,979,600*) — 99.9%		75,979,600
Other Assets in Excess of Liabilities — 0.1%		84,872

Net Assets — 100.0%		$76,064,472

*	Cost for federal income tax purposes.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Asstes
Level 1	$—
Level 2	75,979,600
Level 3	—

Total	$75,979,600

DECEMBER 31, 2008	25

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 23, 2009